KP Retirement Path Retirement Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 72.9%
KP Fixed Income Fund	17,742,155	$192,147
KP International Equity Fund	3,467,129	35,018
KP Large Cap Equity Fund	6,103,565	90,272
KP Small Cap Equity Fund	1,455,796	15,228

Total Affiliated Registered Investment Companies (Cost $302,444) (000)		332,665

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 27.0%

DFA Commodity Strategy Portfolio, Cl Institutional	879,047	4,360
DFA International Real Estate Securities, Cl Institutional	1,194,106	4,693
DFA Real Estate Securities Portfolio, Cl Institutional	248,015	8,783

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	308,029	4,297
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	472,292	4,477
T. Rowe Price New Era Fund, Cl Institutional	171,807	4,783
Vanguard Inflation-Protected Securities Fund, Cl Institutional	1,161,671	13,324

Vanguard Short-Term Bond Index Fund, Cl Institutional	3,993,347	43,448
Vanguard Short-Term Inflation- Protected Securities Index Fund, Cl Institutional	1,382,854	35,207

Total Unaffiliated Registered Investment Companies (Cost $120,172) (000)		123,372

Total Investments In Securities — 99.9% (Cost $422,616) (000)		$456,037

Percentages are based on Net Assets of $456,368 (000).

Cl – Class

As of September 30, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

For the period ended September 30, 2020, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path Retirement Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2020 (000):

	Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Value 9/30/2020	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$200,120	$17,970	$(36,825)	$9,275	$1,607	$192,147	17,742,155	$-	$-
KP International Equity Fund	33,195	5,955	(2,974)	(1,138)	(20)	35,018	3,467,129	-	-
KP Large Cap Equity Fund	84,703	11,935	(13,106)	4,668	2,072	90,272	6,103,565	-	-
KP Small Cap Equity Fund	14,052	3,009	(1,587)	117	(363)	15,228	1,455,796	-	-
Totals	$332,070	$38,869	$(54,492)	$12,922	$3,296	$332,665	28,768,645	$-	$-

Amounts designated as “-“ are $0 or have been rounded to $0.

KPF-QH-004-1200

KP Retirement Path 2020 Fund

Schedule of Investments

September 30, 2020 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 75.3%
KP Fixed Income Fund	36,001,725	$389,898
KP International Equity Fund	10,611,887	107,180
KP Large Cap Equity Fund	16,592,335	245,401
KP Small Cap Equity Fund	4,645,240	48,589

Total Affiliated Registered Investment Companies (Cost $721,527) (000)		791,068

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 24.6%
DFA Commodity Strategy Portfolio, Cl Institutional	1,997,217	9,906
DFA International Real Estate Securities, Cl Institutional	2,712,975	10,662
DFA Real Estate Securities Portfolio, Cl Institutional	563,327	19,947
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	699,473	9,758
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,072,978	10,172
T. Rowe Price New Era Fund, Cl Institutional	390,297	10,866
Vanguard Inflation-Protected Securities Fund, Cl Institutional	2,658,470	30,493
Vanguard Short-Term Bond Index Fund, Cl Institutional	8,041,844	87,495
Vanguard Short-Term Inflation- Protected Securities Index Fund, Cl Institutional	2,689,932	68,486

Total Unaffiliated Registered Investment Companies (Cost $252,242) (000)		257,785

Total Investments In Securities — 99.9% (Cost $973,769) (000)		$1,048,853

Percentages are based on Net Assets of $1,049,528 (000).

Cl – Class

As of September 30, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

For the period ended September 30, 2020, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2020 Fund

Schedule of Investments

September 30, 2020 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2020 (000):

	Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Value 9/30/2020	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$ 405,013	$ 46,094	$ (83,199)	$19,218	$2,772	$389,898	36,001,725	$-	$-
KP International Equity Fund	107,146	14,989	(9,947)	(5,011)	3	107,180	10,611,887	-	-
KP Large Cap Equity Fund	238,637	29,406	(39,281)	10,633	6,006	245,401	16,592,335	-	-
KP Small Cap Equity Fund	47,511	8,843	(6,164)	(1,321)	(280)	48,589	4,645,240	-	-
Totals	$ 798,307	$ 99,332	$ (138,591)	$23,519	$8,501	$791,068	67,851,187	$-	$-

Amounts designated as “-” are $0 or have been rounded to $0.

KPF-QH-004-1200

KP Retirement Path 2025 Fund

Schedule of Investments

September 30, 2020 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 79.9%
KP Fixed Income Fund	41,370,828	$448,047
KP International Equity Fund	20,863,799	210,724
KP Large Cap Equity Fund	28,191,782	416,956
KP Small Cap Equity Fund	9,453,601	98,885

Total Affiliated Registered Investment Companies (Cost $1,067,971) (000)		1,174,612

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 20.1%
DFA Commodity Strategy Portfolio, Cl Institutional	2,781,159	13,795
DFA International Real Estate Securities, Cl Institutional	3,776,043	14,840
DFA Real Estate Securities Portfolio, Cl Institutional	784,888	27,792
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	974,991	13,601
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,495,205	14,175
T. Rowe Price New Era Fund, Cl Institutional	542,526	15,104
Vanguard Inflation-Protected Securities Fund, Cl Institutional	3,606,027	41,361
Vanguard Short-Term Bond Index Fund, Cl Institutional	8,304,537	90,353
Vanguard Short-Term Inflation-Protected Securities Index Fund, Cl Institutional	2,575,475	65,572

Total Unaffiliated Registered Investment Companies (Cost $292,251) (000)		296,593

Total Investments In Securities — 100.0% (Cost $1,360,222) (000)		$1,471,205

Percentages are based on Net Assets of $1,471,934 (000).

Cl – Class

As of September 30, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

For the period ended September 30, 2020, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2025 Fund

Schedule of Investments

September 30, 2020 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2020 (000):

	Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Value 9/30/2020	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$454,732	$66,112	$(97,374)	$22,164	$2,413	$448,047	41,370,828	$-	$-
KP International Equity Fund	204,844	32,890	(17,048)	(8,551)	(1,411)	210,724	20,863,799	-	-
KP Large Cap Equity Fund	397,690	51,769	(58,825)	16,387	9,935	416,956	28,191,782	-	-
KP Small Cap Equity Fund	93,835	18,744	(10,322)	(2,297)	(1,075)	98,885	9,453,601	-	-
Totals	$1,151,101	$169,515	$(183,569)	$27,703	$9,862	$1,174,612	99,880,010	$-	$-

Amounts designated as “-” are $0 or have been rounded to $0.

KPF-QH-004-1200

KP Retirement Path 2030 Fund

Schedule of Investments

September 30, 2020 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 84.7%
KP Fixed Income Fund	34,637,296	$375,122
KP International Equity Fund	27,777,651	280,554
KP Large Cap Equity Fund	33,928,426	501,802
KP Small Cap Equity Fund	12,744,960	133,312

Total Affiliated Registered Investment Companies (Cost $1,172,142) (000)		1,290,790

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 15.3%
DFA Commodity Strategy Portfolio, Cl Institutional	2,820,313	13,989
DFA International Real Estate Securities, Cl Institutional	3,829,378	15,049
DFA Real Estate Securities Portfolio, Cl Institutional	796,499	28,204
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	989,502	13,804
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,516,822	14,379
T. Rowe Price New Era Fund, Cl Institutional	549,880	15,309
Vanguard Inflation-Protected Securities Fund, Cl Institutional	3,607,539	41,378
Vanguard Short-Term Bond Index Fund, Cl Institutional	4,758,835	51,776
Vanguard Short-Term Inflation-Protected Securities Index Fund, Cl Institutional	1,517,981	38,648

Total Unaffiliated Registered Investment Companies (Cost $231,313) (000)		232,536

Total Investments In Securities — 100.0% (Cost $1,403,455) (000)		$1,523,326

Percentages are based on Net Assets of $1,523,855 (000).

Cl – Class

As of September 30, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

For the period ended September 30, 2020, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2030 Fund

Schedule of Investments

September 30, 2020 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2020 (000):

	Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Value 9/30/2020	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$374,459	$56,405	$(76,225)	$18,426	$2,057	$375,122	34,637,296	$-	$-
KP International Equity Fund	269,177	42,638	(18,087)	(11,343)	(1,831)	280,554	27,777,651	-	-
KP Large Cap Equity Fund	468,882	59,911	(58,819)	20,482	11,346	501,802	33,928,426	-	-
KP Small Cap Equity Fund	124,073	24,493	(10,931)	(3,010)	(1,313)	133,312	12,744,960	-	-
Totals	$1,236,591	$183,447	$(164,062)	$24,555	$10,259	$1,290,790	109,088,333	$-	$-

Amounts designated as “-” are $0 or have been rounded to $0.

KPF-QH-004-1200

KP Retirement Path 2035 Fund

Schedule of Investments

September 30, 2020 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 89.3%
KP Fixed Income Fund	31,177,346	$337,651
KP International Equity Fund	39,287,873	396,808
KP Large Cap Equity Fund	40,941,397	605,523
KP Small Cap Equity Fund	17,518,559	183,244

Total Affiliated Registered Investment Companies (Cost $1,387,266) (000)		1,523,226

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 10.7%
DFA Commodity Strategy Portfolio, Cl Institutional	2,803,368	13,905
DFA International Real Estate Securities, Cl Institutional	3,804,910	14,953
DFA Real Estate Securities Portfolio, Cl Institutional	791,436	28,024
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	983,110	13,714
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,507,157	14,288
T. Rowe Price New Era Fund, Cl Institutional	546,398	15,212
Vanguard Inflation-Protected Securities Fund, Cl Institutional	3,581,563	41,080
Vanguard Short-Term Bond Index Fund, Cl Institutional	2,489,200	27,083
Vanguard Short-Term Inflation-Protected Securities Index Fund, Cl Institutional	538,829	13,719

Total Unaffiliated Registered Investment Companies (Cost $182,900) (000)		181,978

Total Investments In Securities — 100.0% (Cost $1,570,166) (000)		$1,705,204

Percentages are based on Net Assets of $1,705,554 (000).

Cl – Class

As of September 30, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

For the period ended September 30, 2020, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2035 Fund

Schedule of Investments

September 30, 2020 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2020 (000):

	Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Value 9/30/2020	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$342,614	$51,415	$(74,831)	$16,173	$2,280	$337,651	31,177,346	$-	$-
KP International Equity Fund	382,809	62,402	(28,805)	(17,162)	(2,436)	396,808	39,287,873	-	-
KP Large Cap Equity Fund	573,141	70,006	(73,780)	19,804	16,352	605,523	40,941,397	-	-
KP Small Cap Equity Fund	172,487	33,287	(15,715)	(5,222)	(1,593)	183,244	17,518,559	-	-
Totals	$1,471,051	$217,110	$(193,131)	$13,593	$14,603	$1,523,226	128,925,175	$-	$-

Amounts designated as “-“ are $0 or have been rounded to $0.

KPF-QH-004-1200

KP Retirement Path 2040 Fund

Schedule of Investments

September 30, 2020 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 92.8%
KP Fixed Income Fund	23,447,481	$253,936
KP International Equity Fund	42,365,298	427,890
KP Large Cap Equity Fund	39,673,311	586,768
KP Small Cap Equity Fund	19,083,291	199,611

Total Affiliated Registered Investment Companies (Cost $1,340,179) (000)		1,468,205

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 7.2%
DFA Commodity Strategy Portfolio, Cl Institutional	2,255,734	11,188
DFA International Real Estate Securities, Cl Institutional	3,062,326	12,035
DFA Real Estate Securities Portfolio, Cl Institutional	636,871	22,553
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	791,129	11,036
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,212,999	11,499
T. Rowe Price New Era Fund, Cl Institutional	439,600	12,238
Vanguard Inflation-Protected Securities Fund, Cl Institutional	2,885,016	33,091

Total Unaffiliated Registered Investment Companies (Cost $115,658) (000)		113,640

Total Investments In Securities — 100.0% (Cost $1,455,837) (000)		$1,581,845

Percentages are based on Net Assets of $1,582,031 (000).

Cl – Class

As of September 30, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

For the period ended September 30, 2020, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2040 Fund

Schedule of Investments

September 30, 2020 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2020 (000):

	Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Value 9/30/2020	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$259,049	$38,373	$(57,373)	$11,970	$1,917	$253,936	23,447,481	$-	$-
KP International Equity Fund	411,591	69,455	(31,612)	(18,242)	(3,302)	427,890	42,365,298	-	-
KP Large Cap Equity Fund	555,878	67,605	(70,640)	17,529	16,396	586,768	39,673,311	-	-
KP Small Cap Equity Fund	186,477	36,833	(16,236)	(5,736)	(1,727)	199,611	19,083,291	-	-
Totals	$1,412,995	$212,266	$(175,861)	$5,521	$13,284	$1,468,205	124,569,381	$-	$-

Amounts designated as “-“ are $0 or have been rounded to $0.

KPF-QH-004-1200

KP Retirement Path 2045 Fund

Schedule of Investments

September 30, 2020 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 94.6%

KP Fixed Income Fund	15,919,868	$172,412
KP International Equity Fund	38,011,084	383,912
KP Large Cap Equity Fund	33,050,590	488,819
KP Small Cap Equity Fund	16,752,668	175,233

Total Affiliated Registered Investment Companies (Cost $1,123,577) (000)		1,220,376

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.4%
DFA Commodity Strategy Portfolio, Cl Institutional	1,393,796	6,913
DFA International Real Estate Securities, Cl Institutional	1,891,426	7,433
DFA Real Estate Securities Portfolio, Cl Institutional	393,628	13,938
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	489,070	6,823
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	749,604	7,106
T. Rowe Price New Era Fund, Cl Institutional	271,355	7,555
Vanguard Inflation-Protected Securities Fund, Cl Institutional	1,745,261	20,018

Total Unaffiliated Registered Investment Companies (Cost $71,188) (000)		69,786

Total Investments In Securities — 100.0% (Cost $1,194,765) (000)		$1,290,162

Percentages are based on Net Assets of $1,290,264 (000).

Cl — Class

As of September 30, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

For the period ended September 30, 2020, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2045 Fund

Schedule of Investments

September 30, 2020 (unaudited)

The following is a summary of the Fund’s transactions with affiliates for the period ended September 30, 2020 (000):

	Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Value 9/30/2020	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$172,379	$29,916	$(39,214)	$7,675	$1,656	$172,412	15,919,868	$-	$-
KP International Equity Fund	358,248	70,060	(26,681)	(16,590)	(1,125)	383,912	38,011,084	-	-
KP Large Cap Equity Fund	452,979	63,075	(55,709)	18,259	10,215	488,819	33,050,590	-	-
KP Small Cap Equity Fund	159,994	34,607	(13,248)	(4,821)	(1,299)	175,233	16,752,668	-	-
Totals	$1,143,600	$197,658	$(134,852)	$4,523	$9,447	$1,220,376	103,734,210	$-	$-

Amounts designated as “-“ are $0 or have been rounded to $0.

KPF-QH-004-1200

KP Retirement Path 2050 Fund

Schedule of Investments

September 30, 2020 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.4%

KP Fixed Income Fund	9,001,374	$97,485
KP International Equity Fund	25,655,859	259,124
KP Large Cap Equity Fund	22,146,963	327,554
KP Small Cap Equity Fund	11,678,707	122,159

Total Affiliated Registered Investment Companies (Cost $755,413) (000)		806,322

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 4.6%
DFA Commodity Strategy Portfolio, Cl Institutional	778,799	3,863
DFA International Real Estate Securities, Cl Institutional	1,055,887	4,150
DFA Real Estate Securities Portfolio, Cl Institutional	219,948	7,787
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	273,316	3,813
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	418,835	3,971
T. Rowe Price New Era Fund, Cl Institutional	151,353	4,214
Vanguard Inflation-Protected Securities Fund, Cl Institutional	945,710	10,847

Total Unaffiliated Registered Investment Companies (Cost $39,444) (000)		38,645

Total Investments In Securities — 100.0% (Cost $794,857) (000)		$844,967

Percentages are based on Net Assets of $845,018 (000).

Cl – Class

As of September 30, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

For the period ended September 30, 2020, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2050 Fund

Schedule of Investments

September 30, 2020 (unaudited)

The following is a summary of the Fund’s transactions with affiliates for the period ended September 30, 2020 (000):

	Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain	Value 9/30/2020	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$93,447	$21,286	$(22,424)	$4,347	$829	$97,485	9,001,374	$-	$-
KP International Equity Fund	232,715	56,171	(18,897)	(12,128)	1,263	259,124	25,655,859	-	-
KP Large Cap Equity Fund	292,160	53,604	(37,733)	12,301	7,222	327,554	22,146,963	-	-
KP Small Cap Equity Fund	106,577	28,332	(9,214)	(3,599)	63	122,159	11,678,707	-	-
Totals	$724,899	$159,393	$(88,268)	$921	$9,377	$806,322	68,482,903	$-	$-

Amounts designated as “-“ are $0 or have been rounded to $0.

KPF-QH-004-1200

KP Retirement Path 2055 Fund

Schedule of Investments

September 30, 2020 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.4%

KP Fixed Income Fund	3,148,000	$34,093
KP International Equity Fund	10,721,420	108,286
KP Large Cap Equity Fund	9,202,710	136,109
KP Small Cap Equity Fund	4,736,177	49,540

Total Affiliated Registered Investment Companies (Cost $310,899) (000)		328,028

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 4.6%
DFA Commodity Strategy Portfolio, Cl Institutional	321,762	1,596
DFA International Real Estate Securities, Cl Institutional	436,101	1,714
DFA Real Estate Securities Portfolio, Cl Institutional	91,011	3,222
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	113,106	1,578
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	173,199	1,642
T. Rowe Price New Era Fund, Cl Institutional	62,384	1,737
Vanguard Inflation-Protected Securities Fund, Cl Institutional	368,962	4,232

Total Unaffiliated Registered Investment Companies (Cost $15,958) (000)		15,721

Total Investments In Securities — 100.0% (Cost $326,857) (000)		$343,749

Percentages are based on Net Assets of $343,768 (000).

Cl – Class

As of September 30, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

For the period ended September 30, 2020, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2055 Fund

Schedule of Investments

September 30, 2020 (unaudited)

The following is a summary of the Fund’s transactions with affiliates for the period ended September 30, 2020 (000):

	Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Value 9/30/2020	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$30,366	$10,173	$(8,199)	$1,520	$233	$34,093	3,148,000	$-	$-
KP International Equity Fund	88,889	31,538	(8,812)	(3,542)	213	108,286	10,721,420	-	-
KP Large Cap Equity Fund	110,996	32,646	(16,317)	7,191	1,593	136,109	9,202,710	-	-
KP Small Cap Equity Fund	39,662	14,920	(4,141)	(27)	(874)	49,540	4,736,177	-	-
Totals	$269,913	$89,277	$(37,469)	$5,142	$1,165	$328,028	27,808,307	$-	$-

Amounts designated as “-“ are $0 or have been rounded to $0.

KPF-QH-004-1200

KP Retirement Path 2060 Fund

Schedule of Investments

September 30, 2020 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.4%
KP Fixed Income Fund	670,316	$7,260
KP International Equity Fund	2,276,872	22,996
KP Large Cap Equity Fund	1,955,398	28,920
KP Small Cap Equity Fund	1,005,765	10,520

Total Affiliated Registered Investment Companies (Cost $65,260) (000)		69,696

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 4.6%
DFA Commodity Strategy Portfolio, Cl Institutional	69,062	343
DFA International Real Estate Securities, Cl Institutional	93,570	368
DFA Real Estate Securities Portfolio, Cl Institutional	19,555	692
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	24,312	339
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	37,206	353
T. Rowe Price New Era Fund, Cl Institutional	13,372	372
Vanguard Inflation-Protected Securities Fund, Cl Institutional	76,627	879

Total Unaffiliated Registered Investment Companies (Cost $3,376) (000)		3,346

Total Investments In Securities — 100.0% (Cost $68,636) (000)		$73,042

Percentages are based on Net Assets of $73,046 (000).

Cl – Class

As of September 30, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

For the period ended September 30, 2020, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2060 Fund

Schedule of Investments

September 30, 2020 (unaudited)

The following is a summary of the Fund’s transactions with affiliates for the period ended September 30, 2020 (000):

	Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Value 9/30/2020	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$6,223	$2,738	$(2,067)	$269	$97	$7,260	670,316	$-	$-
KP International Equity Fund	18,213	8,307	(2,879)	(1)	(644)	22,996	2,276,872	-	-
KP Large Cap Equity Fund	22,743	9,006	(4,698)	2,004	(135)	28,920	1,955,398	-	-
KP Small Cap Equity Fund	8,127	3,889	(1,336)	270	(430)	10,520	1,005,765	-	-
Totals	$55,306	$23,940	$(10,980)	$2,542	$(1,112)	$69,696	5,908,351	$-	$-

Amounts designated as “-“ are $0 or have been rounded to $0.

KPF-QH-004-1200

KP Retirement Path 2065 Fund

Schedule of Investments

September 30, 2020 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.4%
KP Fixed Income Fund	158,294	$1,714
KP International Equity Fund	537,584	5,430
KP Large Cap Equity Fund	460,350	6,809
KP Small Cap Equity Fund	235,894	2,467

Total Affiliated Registered Investment Companies (Cost $14,516) (000)		16,420

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 4.6%
DFA Commodity Strategy Portfolio, Cl Institutional	15,182	75
DFA International Real Estate Securities, Cl Institutional	20,516	81
DFA Real Estate Securities Portfolio, Cl Institutional	4,228	150
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	5,314	74
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	8,233	78
T. Rowe Price New Era Fund, Cl Institutional	2,924	81
Vanguard Inflation-Protected Securities Fund, Cl Institutional	21,289	244

Total Unaffiliated Registered Investment Companies (Cost $752) (000)		783

Total Investments In Securities — 100.0% (Cost $15,268) (000)		$17,203

Percentages are based on Net Assets of $17,204 (000).

Cl – Class

As of September 30, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

For the period ended September 30, 2020, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2065 Fund

Schedule of Investments

September 30, 2020 (unaudited)

The following is a summary of the Fund’s transactions with affiliates for the period ended September 30, 2020 (000):

	Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 9/30/2020	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$1,438	$2,342	$(2,169)	$60	$43	$1,714	158,294	$-	$-
KP International Equity Fund	4,209	6,746	(5,350)	287	(462)	5,430	537,584	-	-
KP Large Cap Equity Fund	5,255	8,098	(7,036)	597	(105)	6,809	460,350	-	-
KP Small Cap Equity Fund	1,878	3,070	(2,428)	251	(304)	2,467	235,894	-	-
Totals	$12,780	$20,256	$(16,983)	$1,195	$(828)	$16,420	1,392,122	$-	$-

Amounts designated as “-“ are $0 or have been rounded to $0.

KPF-QH-004-1200

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 98.0%

Communication Services – 10.7%
Activision Blizzard	106,109	$8,589
Alphabet, Cl A*	45,090	66,084
Alphabet, Cl C*	31,588	46,422
AT&T	397,248	11,326
CenturyLink	35,830	362
Charter Communications, Cl A*	5,273	3,292
Comcast, Cl A	643,928	29,788
Discovery, Cl A*	5,793	126
Discovery, Cl C*	143,168	2,806
DISH Network, Cl A*	8,586	249
Electronic Arts*	44,501	5,803
Facebook, Cl A*	356,527	93,374
Fox	6,776	190
Fox	11,368	316
IAC*	30,539	3,658
Interpublic Group of Companies	31,539	526
Live Nation Entertainment*	5,700	307
Match Group*	48,496	5,366
Netflix*	53,680	26,842
News, Cl A	14,068	197
News, Cl B	5,200	73
Omnicom Group	68,993	3,415
Pinterest, Cl A*	6,566	273
Spotify Technology*	37,351	9,060
Take-Two Interactive Software*	28,759	4,752
Tencent Holdings ADR	183,530	12,416
T-Mobile US*	20,647	2,361
Twitter*	28,090	1,250
Verizon Communications	324,767	19,320
ViacomCBS, Cl B	19,093	535
Walt Disney	71,157	8,829

		367,907

Consumer Discretionary – 13.2%
Advance Auto Parts	2,523	387
Alibaba Group Holding ADR*	53,310	15,672
Amazon.com*	53,859	169,587
Aptiv	114,260	10,475
AutoNation*	64,774	3,429
AutoZone*	3,628	4,273
Best Buy	74,683	8,311
Booking Holdings*	5,545	9,486
BorgWarner	8,397	325
CarMax*	47,107	4,330
Carnival	19,107	290
Carter’s	3,967	343
Carvana, Cl A*	28,214	6,293
Chipotle Mexican Grill, Cl A*	3,900	4,850

Description	Shares	Value (000)
Columbia Sportswear	3,842	$334
Darden Restaurants	4,728	476
Dick’s Sporting Goods	40,430	2,340
Dollar General	63,858	13,386
Dollar Tree*	8,201	749
Domino’s Pizza	19,039	8,097
DR Horton	11,495	869
DraftKings, Cl A*	75,857	4,463
Dunkin’ Brands Group	20,653	1,692
eBay	102,898	5,361
Etsy*	16,662	2,027
Expedia Group	4,880	447
Extended Stay America	61,432	734
Ford Motor	160,566	1,069
Gap	8,162	139
Garmin	13,575	1,288
General Motors	44,775	1,325
Gentex	27,172	700
Genuine Parts	5,215	496
Graham Holdings, Cl B	1,323	535
Grand Canyon Education*	9,057	724
H&R Block	167,725	2,732
Hanesbrands	115,377	1,817
Hasbro	4,601	381
Hilton Worldwide Holdings	40,972	3,496
Home Depot	70,453	19,566
L Brands	76,282	2,427
Las Vegas Sands	11,843	553
Leggett & Platt	4,746	195
Lennar, Cl A	23,697	1,936
Lennar, Cl B	22,089	1,450
Lions Gate Entertainment, Cl A*	47,168	447
LKQ*	9,700	269
Lowe’s	137,010	22,725
Lululemon Athletica*	18,049	5,945
Marriott International, Cl A	39,601	3,666
McDonald’s	33,509	7,355
MGM Resorts International	14,200	309
Mohawk Industries*	4,516	441
Newell Brands	15,700	269
NIKE, Cl B	91,614	11,501
Norwegian Cruise Line Holdings*	10,400	178
NVR*	1,299	5,304
O’Reilly Automotive*	7,870	3,629
Polaris Industries	1,854	175
PulteGroup	71,521	3,311
PVH	2,642	158
Qurate Retail	493,641	3,544
Qurate Retail	12,313	1,213
Ralph Lauren, Cl A	1,804	123
Ross Stores	136,087	12,700

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
Royal Caribbean Cruises	6,392	$414
Service International	4,369	184
Starbucks	72,463	6,226
Tapestry	10,489	164
Target	86,477	13,613
Tempur Sealy International*	6,586	587
Tesla*	16,725	7,175
Tiffany	3,792	439
TJX	88,780	4,941
Tractor Supply	23,966	3,435
Ulta Beauty*	7,481	1,676
Under Armour, Cl A*	6,400	72
Under Armour, Cl C*	6,520	64
VF	11,314	795
Wayfair, Cl A*	2,117	616
Wendy’s	114,391	2,550
Whirlpool	3,758	691
Williams-Sonoma	6,836	618
Wynn Resorts	3,091	222
Yum! Brands	71,141	6,495

		454,094

Consumer Staples – 5.3%
Altria Group	65,222	2,520
Archer-Daniels-Midland	95,522	4,441
Brown-Forman, Cl B	6,449	486
Campbell Soup	6,713	325
Casey’s General Stores	1,336	237
Church & Dwight	22,913	2,147
Clorox	4,325	909
Coca-Cola	172,256	8,504
Colgate-Palmolive	53,509	4,128
Conagra Brands	84,504	3,018
Constellation Brands, Cl A	5,962	1,130
Costco Wholesale	23,486	8,338
Danone	33,769	2,186
Diageo	236,980	8,103
Estee Lauder, Cl A	14,296	3,120
General Mills	60,257	3,717
Hershey	8,199	1,175
Hormel Foods	9,870	483
Ingredion	8,156	617
JM Smucker	21,333	2,464
Kellogg	8,715	563
Kimberly-Clark	70,947	10,476
Kraft Heinz	23,235	696
Kroger	245,196	8,315
Lamb Weston Holdings	5,300	351
McCormick	4,311	837
Molson Coors Beverage, Cl B	6,030	202
Mondelez International, Cl A	50,017	2,873
Monster Beverage*	69,468	5,571

Description	Shares	Value (000)
Nestle	99,306	$11,789
PepsiCo	91,426	12,672
Philip Morris International	93,461	7,009
Post Holdings*	15,052	1,294
Procter & Gamble	170,005	23,629
Reckitt Benckiser Group	33,506	3,269
Sprouts Farmers Market*	194,109	4,063
Sysco	18,086	1,125
TreeHouse Foods*	16,430	666
Tyson Foods, Cl A	108,594	6,459
Walgreens Boots Alliance	90,528	3,252
Walmart	134,097	18,761

		181,920

Energy – 1.1%
Apache	15,896	150
Baker Hughes, Cl A	24,623	327
Cabot Oil & Gas	16,334	284
Chevron	134,952	9,717
Concho Resources	15,647	690
ConocoPhillips	218,920	7,189
Devon Energy	16,265	154
Diamondback Energy	6,600	199
EOG Resources	94,909	3,411
Exxon Mobil	149,507	5,133
Halliburton	31,003	374
Hess	9,196	376
HollyFrontier	6,150	121
Kinder Morgan	66,962	826
Marathon Oil	33,714	138
Marathon Petroleum	22,486	660
National Oilwell Varco	14,246	129
Noble Energy	20,216	173
Occidental Petroleum	31,428	315
ONEOK	15,282	397
Phillips 66	15,145	785
Pioneer Natural Resources	27,353	2,352
Schlumberger	47,885	745
Suncor Energy	160,679	1,962
TechnipFMC	17,912	113
Valero Energy	18,058	782
Williams	41,892	823

		38,325

Financials – 10.5%
Aflac	23,097	840
Allstate	116,667	10,983
Ally Financial	56,133	1,407
American Express	87,160	8,738
American Financial Group	15,488	1,037
American International Group	29,956	825
American National Group	2,938	198

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
Ameriprise Financial	37,978	$5,853
Aon, Cl A	80,466	16,600
Arch Capital Group*	25,569	748
Arthur J Gallagher	6,538	690
Associated Banc-Corp	236,514	2,985
Assurant	2,027	246
Assured Guaranty	46,395	997
Bank of America	484,838	11,680
Bank of New York Mellon	155,280	5,332
Berkshire Hathaway, Cl B*	125,344	26,691
BlackRock, Cl A	17,908	10,092
Capital One Financial	68,686	4,936
Cboe Global Markets	5,590	490
Charles Schwab	98,653	3,574
Chubb	110,297	12,808
Cincinnati Financial	5,387	420
Citigroup	323,563	13,949
Citizens Financial Group	54,139	1,369
CME Group, Cl A	12,610	2,110
Comerica	27,823	1,064
Discover Financial Services	42,776	2,472
E*TRADE Financial	7,975	399
Eaton Vance	25,317	966
Equitable Holdings	45,364	827
Everest Re Group	9,784	1,933
Fidelity National Financial	25,998	814
Fifth Third Bancorp	24,918	531
First American Financial	12,982	661
First Citizens BancShares, Cl A	5,169	1,648
First Republic Bank	5,977	652
FNB	100,211	679
Franklin Resources	10,432	212
Globe Life	3,787	303
Goldman Sachs Group	77,896	15,655
Hanover Insurance Group	25,798	2,404
Hartford Financial Services Group	51,092	1,883
Huntington Bancshares	33,076	303
Intercontinental Exchange	19,789	1,980
Invesco	15,473	177
JPMorgan Chase	393,586	37,891
KeyCorp	35,234	420
Lincoln National	6,357	199
Loews	8,133	283
LPL Financial Holdings	19,844	1,521
M&T Bank	13,160	1,212
MarketAxess Holdings	1,300	626
Marsh & McLennan	123,511	14,167
Mercury General	43,786	1,811
MetLife	126,738	4,711
MGIC Investment	378,101	3,350
Moody’s	18,420	5,339

Description	Shares	Value (000)
Morgan Stanley	91,115	$4,405
Morningstar	588	94
MSCI, Cl A	3,000	1,070
Nasdaq	67,663	8,303
Northern Trust	7,468	582
Old Republic International	40,661	599
People’s United Financial	267,194	2,755
PNC Financial Services Group	67,412	7,409
Popular	162,126	5,880
Principal Financial Group	9,277	374
Progressive	60,042	5,684
Prudential Financial	13,754	874
Raymond James Financial	4,200	306
Regions Financial	163,888	1,890
S&P Global	21,172	7,635
SLM	309,407	2,503
State Street	69,698	4,135
SVB Financial Group*	1,900	457
Synchrony Financial	245,814	6,433
T Rowe Price Group	33,966	4,355
Travelers	102,176	11,054
Truist Financial	198,479	7,552
Unum Group	63,032	1,061
US Bancorp	275,224	9,867
Virtu Financial, Cl A	84,485	1,944
Wells Fargo	228,277	5,367
Western Alliance Bancorp	57,273	1,811
White Mountains Insurance Group	356	277
Willis Towers Watson	4,422	923
WR Berkley	5,500	336
XP, Cl A*	24,932	1,039
Zions Bancorp	38,759	1,133

		360,798

Health Care – 15.7%
Abbott Laboratories	184,487	20,078
AbbVie	161,367	14,134
ABIOMED*	1,600	443
Acceleron Pharma*	19,940	2,244
Agilent Technologies	10,677	1,078
Alexion Pharmaceuticals*	74,183	8,489
Align Technology*	5,741	1,879
AmerisourceBergen, Cl A	39,292	3,808
Amgen	23,964	6,091
Anthem	39,995	10,742
Avantor*	313,959	7,061
Baxter International	64,777	5,209
Becton Dickinson	30,133	7,011
Biogen*	37,990	10,777
Bio-Rad Laboratories, Cl A*	3,624	1,868
Boston Scientific*	170,122	6,500
Bristol-Myers Squibb	119,125	7,182

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
Cardinal Health	116,954	$5,491
Catalent*	5,700	488
Centene*	92,489	5,395
Cerner	10,858	785
Cigna	167,429	28,364
Cooper	1,800	607
CVS Health	105,802	6,179
Danaher	76,898	16,558
DaVita*	2,848	244
DENTSPLY SIRONA	7,149	313
DexCom*	3,400	1,402
Edwards Lifesciences*	21,946	1,752
Eli Lilly	31,903	4,722
Exelixis*	30,058	735
Gilead Sciences	116,714	7,375
GoodRx Holdings, Cl A*	3,293	183
HCA Healthcare	56,720	7,072
Henry Schein*	4,953	291
Hill-Rom Holdings	48,136	4,020
Hologic*	82,378	5,476
Humana	35,691	14,772
ICU Medical*	3,013	551
IDEXX Laboratories*	3,012	1,184
Illumina*	5,151	1,592
Immunomedics*	9,103	774
Incyte*	52,213	4,686
Insulet*	8,960	2,120
Intuitive Surgical*	20,869	14,807
IQVIA Holdings*	8,950	1,411
Jazz Pharmaceuticals*	15,229	2,171
Johnson & Johnson	358,132	53,319
Laboratory Corp of America Holdings*	3,403	641
Masimo*	6,044	1,427
McKesson	80,501	11,989
Medtronic	285,844	29,705
Merck	307,768	25,529
Mettler-Toledo International*	900	869
Molina Healthcare*	6,358	1,164
Mylan*	182,308	2,704
PerkinElmer	7,953	998
Perrigo	10,260	471
Pfizer	672,006	24,663
PRA Health Sciences*	23,620	2,396
QIAGEN*	20,074	1,049
Quest Diagnostics	4,705	539
Quidel*	11,906	2,612
Regeneron Pharmaceuticals*	8,166	4,571
ResMed	4,974	853
Roche Holding	8,959	3,065
STERIS	3,000	528
Stryker	68,108	14,192

Description	Shares	Value (000)
Teleflex	4,059	$1,382
Thermo Fisher Scientific	63,874	28,202
United Therapeutics*	40,903	4,131
UnitedHealth Group	109,149	34,029
Universal Health Services, Cl B	18,828	2,015
Varian Medical Systems*	3,229	555
Veeva Systems, Cl A*	15,971	4,491
Vertex Pharmaceuticals*	66,390	18,066
Waters*	5,694	1,114
West Pharmaceutical Services	2,583	710
Zimmer Biomet Holdings	7,398	1,007
Zoetis, Cl A	16,672	2,757

		537,857

Industrials – 8.3%
3M	28,086	4,499
AGCO	33,155	2,462
Alaska Air Group	26,443	969
Allegion	3,356	332
Allison Transmission Holdings	127,397	4,477
American Airlines Group	15,949	196
AMETEK	7,962	791
AO Smith	5,200	275
Boeing	22,479	3,715
Canadian National Railway	36,501	3,886
Carrier Global	28,429	868
Caterpillar	29,461	4,394
CH Robinson Worldwide	4,864	497
Cintas	3,076	1,024
Clean Harbors*	11,583	649
Copart*	7,200	757
CoStar Group*	9,365	7,946
Crane	20,268	1,016
CSX	26,904	2,090
Cummins	13,997	2,956
Curtiss-Wright	4,128	385
Deere	11,067	2,453
Delta Air Lines	65,952	2,017
Donaldson	34,313	1,593
Dover	5,072	549
Eaton	128,591	13,120
Emerson Electric	20,718	1,358
Equifax	36,920	5,793
Expeditors International of
Washington	6,058	548
Fastenal	19,718	889
FedEx	8,466	2,129
Flowserve	4,743	129
Fortive	11,739	895
Fortune Brands Home & Security	4,800	415
FTI Consulting*	4,914	521
General Dynamics	8,268	1,145

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
General Electric	381,520	$2,377
HD Supply Holdings*	20,146	831
Hexcel	6,500	218
Honeywell International	116,018	19,098
Howmet Aerospace	15,455	258
Hubbell, Cl B	43,403	5,939
Huntington Ingalls Industries	18,158	2,556
IDEX	11,170	2,038
IHS Markit	12,951	1,017
Illinois Tool Works	70,806	13,680
Ingersoll Rand*	145,873	5,193
ITT	37,820	2,233
Jacobs Engineering Group	4,330	402
JB Hunt Transport Services	3,000	379
Johnson Controls International	300,007	12,255
Kansas City Southern	3,192	577
L3Harris Technologies	7,522	1,278
Lockheed Martin	38,382	14,711
ManpowerGroup	70,817	5,193
Masco	127,373	7,022
MSC Industrial Direct, Cl A	41,337	2,616
Nielsen Holdings	13,000	184
Norfolk Southern	21,701	4,644
Northrop Grumman	52,192	16,466
nVent Electric	70,516	1,247
Old Dominion Freight Line	9,721	1,759
Oshkosh	22,048	1,621
Otis Worldwide	45,029	2,811
PACCAR	31,327	2,672
Parker-Hannifin	4,460	902
Pentair	21,186	970
Quanta Services	9,667	511
Raytheon Technologies	116,106	6,681
Regal Beloit	20,237	1,900
Republic Services, Cl A	7,371	688
Robert Half International	4,442	235
Rockwell Automation	4,042	892
Rollins	5,250	284
Roper Technologies	3,673	1,451
Schneider National, Cl B	106,586	2,636
Snap-on	11,218	1,650
Southwest Airlines	51,580	1,934
Stanley Black & Decker	50,065	8,121
Teledyne Technologies*	6,861	2,128
Textron	7,914	286
Timken	18,413	998
Trane Technologies	75,299	9,130
TransDigm Group	1,900	903
TransUnion	44,015	3,703
Union Pacific	69,717	13,725
United Airlines Holdings*	42,147	1,465

Description	Shares	Value (000)
United Parcel Service, Cl B	38,699	$6,448
United Rentals*	9,438	1,647
Valmont Industries	4,803	596
Verisk Analytics, Cl A	13,478	2,498
Waste Management	13,713	1,552
Westinghouse Air Brake Technologies	6,490	402
WW Grainger	3,078	1,098
Xylem	6,422	540

		284,987

Information Technology – 27.1%
Accenture, Cl A	89,709	20,273
Adobe*	40,605	19,914
Advanced Micro Devices*	125,080	10,255
Akamai Technologies*	5,712	631
Alliance Data Systems	38,288	1,607
Amdocs	82,098	4,713
Amphenol, Cl A	10,660	1,154
Analog Devices	70,248	8,201
ANSYS*	3,034	993
Apple	1,473,981	170,702
Applied Materials	76,767	4,564
Arista Networks*	1,900	393
Arrow Electronics*	73,610	5,790
ASML Holding, Cl G	20,864	7,704
Autodesk*	40,688	9,399
Automatic Data Processing	15,168	2,116
Avnet	82,013	2,119
Black Knight*	15,470	1,347
Broadcom	38,962	14,195
Broadridge Financial Solutions	3,996	527
CACI International, Cl A*	16,751	3,571
Cadence Design Systems*	46,301	4,937
CDK Global	52,426	2,285
CDW	39,102	4,674
Ciena*	53,572	2,126
Cirrus Logic*	34,890	2,353
Cisco Systems	342,137	13,477
Citrix Systems	16,847	2,320
Cognizant Technology Solutions, Cl A	32,438	2,252
Corning	26,423	856
Crowdstrike Holdings, Cl A*	10,246	1,407
Dell Technologies, Cl C*	35,377	2,395
DocuSign, Cl A*	4,319	930
Dolby Laboratories, Cl A	15,108	1,001
Dropbox, Cl A*	60,997	1,175
DXC Technology	20,913	373
EPAM Systems*	6,879	2,224
F5 Networks*	2,235	274
Fair Isaac*	404	172
Fidelity National Information Services	124,011	18,256

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
Fiserv*	102,957	$10,610
FleetCor Technologies*	3,003	715
FLIR Systems	5,047	181
Fortinet*	25,873	3,048
Gartner*	3,267	408
Global Payments	116,223	20,639
Hewlett Packard Enterprise	46,545	436
HP	356,496	6,770
Intel	509,457	26,380
International Business Machines	62,113	7,557
Intuit	80,522	26,267
IPG Photonics*	1,300	221
Jabil	51,595	1,768
Jack Henry & Associates	2,800	455
Juniper Networks	13,480	290
Keysight Technologies*	33,768	3,336
KLA	5,416	1,049
Lam Research	9,843	3,265
Leidos Holdings	4,800	428
Manhattan Associates*	3,007	287
Marvell Technology Group	130,495	5,181
Mastercard, Cl A	42,528	14,382
Maxim Integrated Products	18,595	1,257
Microchip Technology	8,946	919
Micron Technology*	83,050	3,900
Microsoft	824,052	173,323
MongoDB, Cl A*	12,515	2,897
Motorola Solutions	5,950	933
National Instruments	48,740	1,740
NetApp	21,766	954
NortonLifeLock	124,637	2,597
NVIDIA	48,188	26,080
NXP Semiconductors	43,089	5,378
Oracle	181,510	10,836
Paychex	10,967	875
Paycom Software*	1,800	560
PayPal Holdings*	133,371	26,278
Qorvo*	50,134	6,468
QUALCOMM	54,502	6,414
RealPage*	4,907	283
salesforce.com*	117,523	29,536
Science Applications International	11,253	882
Seagate Technology	7,469	368
ServiceNow*	25,879	12,551
Shopify, Cl A*	687	703
Skyworks Solutions	22,133	3,220
Slack Technologies, Cl A*	78,623	2,112
Snap, Cl A*	373,736	9,758
Snowflake, Cl A*	2,206	554
Splunk*	44,291	8,332
Square, Cl A*	15,978	2,597

Description	Shares	Value (000)
SS&C Technologies Holdings	116,047	$7,023
SYNNEX	30,562	4,281
Synopsys*	40,712	8,712
TE Connectivity	11,463	1,120
Teradata*	13,385	304
Teradyne	5,800	461
Texas Instruments	161,502	23,061
Tyler Technologies*	1,500	523
VeriSign*	15,604	3,197
Visa, Cl A	194,267	38,848
Western Digital	10,501	384
Western Union	14,263	306
Wix.com*	9,800	2,498
Xerox Holdings	58,185	1,092
Xilinx	8,649	902
Zebra Technologies, Cl A*	10,884	2,748
Zoom Video Communications, Cl A*	11,020	5,181

		930,274

Materials – 1.8%
Air Products & Chemicals	7,818	2,329
Albemarle	3,700	330
Amcor	56,240	621
Avery Dennison	3,068	392
Ball	11,261	936
Cabot	30,168	1,087
Celanese, Cl A	4,300	462
CF Industries Holdings	8,151	250
Corteva	26,119	752
Dow	26,352	1,240
DuPont de Nemours	118,358	6,566
Eastman Chemical	16,197	1,265
Ecolab	8,783	1,755
FMC	4,532	480
Freeport-McMoRan	50,748	794
International Flavors & Fragrances	3,771	462
International Paper	77,227	3,131
Linde	18,422	4,387
LyondellBasell Industries, Cl A	11,361	801
Martin Marietta Materials	2,198	517
Mosaic	12,681	232
NewMarket	12,132	4,153
Newmont Goldcorp	28,330	1,798
Nucor	10,842	486
Packaging Corp of America	3,482	380
PPG Industries	89,966	10,983
Sealed Air	5,942	231
Sherwin-Williams	19,704	13,729
Sonoco Products	10,047	513
Vulcan Materials	4,627	627
Westrock	9,478	329

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
WR Grace	4,113	$166

		62,184

Real Estate – 1.6%
Alexandria Real Estate Equities‡	4,100	656
American Tower, Cl A‡	29,505	7,132
Apartment Investment &
Management, Cl A‡	5,956	201
AvalonBay Communities‡	4,812	719
Boston Properties‡	24,421	1,961
Camden Property Trust‡	15,573	1,386
CBRE Group, Cl A*	48,211	2,265
Corporate Office Properties Trust‡	52,163	1,237
Crown Castle International‡	14,673	2,443
Digital Realty Trust‡	9,500	1,394
Duke Realty‡	65,989	2,435
Equinix‡	6,537	4,969
Equity Commonwealth‡	52,397	1,395
Equity Residential‡	12,231	628
Essex Property Trust‡	2,332	468
Extra Space Storage‡	4,600	492
Federal Realty Investment Trust‡	2,800	206
Gaming and Leisure Properties‡	45,277	1,672
Healthpeak Properties‡	18,695	508
Highwoods Properties‡	11,071	372
Host Hotels & Resorts‡	27,018	292
Hudson Pacific Properties‡	9,946	218
Iron Mountain‡	11,486	308
Kimco Realty‡	17,445	196
Medical Properties Trust‡	87,990	1,551
Mid-America Apartment
Communities‡	33,008	3,827
Prologis‡	55,592	5,594
Public Storage‡	15,446	3,440
Realty Income‡	11,900	723
Regency Centers‡	5,500	209
Rexford Industrial Realty‡	37,347	1,709
SBA Communications, Cl A‡	3,935	1,253
Simon Property Group‡	10,603	686
SL Green Realty‡	3,400	158
UDR‡	10,800	352
Ventas‡	13,164	552
Vornado Realty Trust‡	6,503	219
Welltower‡	14,383	792
Weyerhaeuser‡	26,087	744

		55,362

Utilities – 2.7%
AES	23,996	435
Alliant Energy	8,700	449
Ameren	8,641	683
American Electric Power	80,820	6,605

Description	Shares	Value (000)
American Water Works	6,282	$910
Atmos Energy	4,300	411
CenterPoint Energy	19,047	369
CMS Energy	9,964	612
Consolidated Edison	11,511	896
Dominion Energy	133,151	10,510
DTE Energy	6,608	760
Duke Energy	183,469	16,248
Edison International	13,101	666
Entergy	6,954	685
Evergy	36,960	1,878
Eversource Energy	12,205	1,020
Exelon	136,504	4,881
FirstEnergy	18,847	541
IDACORP	2,927	234
NextEra Energy	48,875	13,566
NiSource	13,627	300
NRG Energy	127,284	3,913
Pinnacle West Capital	4,092	305
PPL	26,824	730
Public Service Enterprise Group	17,464	959
Sempra Energy	32,335	3,827
Southern	233,568	12,664
Vistra Energy	82,409	1,554
WEC Energy Group	11,220	1,087
Xcel Energy	73,693	5,086

		92,784

Total Common Stock (Cost $2,610,535) (000)		3,366,492

PREFERRED STOCK — 0.3%
Air BNB, Ser D* (A)(B)(C)	11,406	901
Air BNB, Ser E* (A)(B)(C)	6,939	548
Aurora Innovation*(C)	42,480	393
DoorDash* (B)(C)	1,061	244
Magic Leap* (A)(B)(C)	5,553	15
Magic Leap, Ser C* (A)(B)(C)	13,521	31
Rivian Automotive*(C)	380,234	5,890
Snowflake*(C)	1,424	351
Stripe, Inc.* (B)(C)	15,136	237
Uipath Inc.*(C)	53,529	995
Waymo* (B)(C)	6,999	601

Total Preferred Stock (Cost $8,936) (000)		10,206

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
SHORT-TERM INVESTMENT — 1.8%
State Street Institutional Treasury Money Market Fund, Cl Premier, 0.020% (D)	61,689,146	$61,689

Total Short-Term Investment (Cost $61,689) (000)		61,689

Total Investments In Securities — 100.1% (Cost $2,681,160) (000)		$3,438,387

Percentages are based on Net Assets of $3,434,571 (000).

A list of the open futures contracts held by the Fund at September 30, 2020, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
S&P 500 Index E-MINI	229	Dec- 2020	$38,200	$38,380	$180

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)

Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at September 30, 2020 was $2,577 (000) and represents 0.1% of Net Assets.

(C)	There is currently no rate available.
(D)	The rate reported is the 7-day effective yield as of September 30, 2020.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

Ser — Series

The following is a list of the level of inputs used as of September 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$3,366,492	$—	$—	$3,366,492
Preferred Stock	—	8,710	1,496	10,206
Short-Term Investment	61,689	—	—	61,689

Total Investments in Securities	$3,428,181	$8,710	$1,496	$3,438,387

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$180	$–	$–	$180
Total Other
Financial

Instruments	$180	$–	$–	$180

** Futures contracts are valued at the unrealized appreciation on the instrument.

^ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

For the period ended September 30, 2020, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “-“are $0 or have been rounded to $0.

KPF-QH-004-1200

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 97.7%
Communication Services – 1.5%
ATN International	31,934	$1,601
Bandwidth, Cl A*	16,027	2,798
Boingo Wireless*	62,417	636
Cincinnati Bell*	18,058	271
Cogent Communications Holdings	14,998	901
Consolidated Communications Holdings*	25,683	146
EW Scripps, Cl A	304,067	3,479
Gannett	44,363	58
Glu Mobile*	51,897	398
Iridium Communications*	41,170	1,053
John Wiley & Sons, Cl A	15,597	495
Marcus	8,270	64
Meredith	14,451	190
ORBCOMM*	817,749	2,780
QuinStreet*	16,604	263
Scholastic	10,777	226
Shenandoah Telecommunications	17,633	783
Spok Holdings	6,047	57
TechTarget*	8,160	359
Vonage Holdings*	82,373	843
World Wrestling Entertainment, Cl A	28,873	1,168
Zillow Group, Cl A*	23,577	2,394

		20,963

Consumer Discretionary – 14.3%
1-800-Flowers.com, Cl A*	77,345	1,929
Abercrombie & Fitch, Cl A	21,750	303
American Axle & Manufacturing Holdings*	647,842	3,738
American Public Education*	5,279	149
America’s Car-Mart*	2,205	187
Asbury Automotive Group*	6,789	662
Barnes & Noble Education*	8,822	23
Bed Bath & Beyond	45,000	674
Big Lots	12,626	563
BJ’s Restaurants	7,907	233
Bloomin’ Brands	170,844	2,609
Boot Barn Holdings*	10,318	290
BorgWarner	46,438	1,799
Brinker International	77,358	3,305
Brunswick	32,685	1,925
Buckle	10,249	209
Caesars Entertainment*	87,398	4,900
Caleres	163,784	1,566
Callaway Golf	33,662	644
Capri Holdings*	53,395	961
CarParts.com*	102,475	1,108

Description	Shares	Value (000)
Carriage Services, Cl A	169,811	$3,788
Carter’s	37,377	3,236
Cato, Cl A	7,745	61
Cavco Industries*	27,950	5,040
Century Communities*	10,307	436
Cheesecake Factory	14,800	411
Chegg*	18,310	1,308
Chewy, Cl A*	45,738	2,508
Chico’s FAS	43,095	42
Children’s Place	5,349	152
Chuy’s Holdings*	62,064	1,215
Conn’s*	7,113	75
Cooper Tire & Rubber	184,426	5,846
Cooper-Standard Holdings*	5,812	77
Core-Mark Holding	15,820	458
Crocs*	117,415	5,017
Dana	461,855	5,690
Dave & Buster’s Entertainment	215,039	3,260
Deckers Outdoor*	16,737	3,682
Designer Brands, Cl A	641,582	3,484
Dine Brands Global	5,793	316
Dorman Products*	10,180	920
El Pollo Loco Holdings*	6,956	113
Ethan Allen Interiors	8,034	109
Fiesta Restaurant Group*	5,686	53
Five Below*	12,465	1,583
Floor & Decor Holdings, Cl A*	115,789	8,661
Fossil Group*	16,354	94
Fox Factory Holding*	56,086	4,169
GameStop, Cl A*	19,199	196
Genesco*	5,054	109
Gentex	75,915	1,955
Gentherm*	11,637	476
G-III Apparel Group*	280,622	3,679
Golden Entertainment*	90,608	1,253
Group 1 Automotive	6,152	544
Guess?	13,308	155
Hanesbrands	426,123	6,711
Haverty Furniture	6,348	133
Helen of Troy*	15,120	2,926
Hibbett Sports*	5,904	232
Installed Building Products*	8,040	818
iRobot*	9,959	756
KB Home	118,047	4,532
Kontoor Brands	16,585	401
La-Z-Boy, Cl Z	16,432	520
LCI Industries	45,967	4,886
LGI Homes*	7,796	906
Liquidity Services*	63,315	472
Lithia Motors, Cl A	12,040	2,744
Lumber Liquidators Holdings*	10,490	231

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
M/I Homes*	10,187	$469
Macy’s	110,596	630
MarineMax*	7,634	196
MDC Holdings	116,794	5,501
Meritage Homes*	13,338	1,472
Michaels*	25,633	247
Monarch Casino & Resort*	4,271	190
Monro	55,279	2,243
Motorcar Parts of America*	6,944	108
Movado Group	5,476	54
National Vision Holdings*	138,792	5,307
Office Depot	18,952	369
Ollie’s Bargain Outlet Holdings*	27,020	2,360
Oxford Industries	5,946	240
Penn National Gaming*	45,349	3,297
Perdoceo Education*	24,874	304
PetMed Express	7,202	228
Planet Fitness, Cl A*	15,045	927
PlayAGS*	103,431	366
Red Robin Gourmet Burgers*	4,720	62
Regis*	462,497	2,840
Rent-A-Center, Cl A	17,287	517
Revolve Group, Cl A*	273,592	4,495
RH*	5,130	1,963
Ruth’s Hospitality Group	11,055	122
SeaWorld Entertainment*	144,709	2,854
Shake Shack, Cl A*	46,133	2,975
Shoe Carnival	3,168	106
Shutterstock	7,849	408
Signet Jewelers	18,889	353
Sleep Number*	9,963	487
Sonic Automotive, Cl A	8,605	346
Sonos*	164,778	2,501
Stamps.com*	15,004	3,615
Standard Motor Products	7,126	318
Steven Madden	27,385	534
Sturm Ruger	6,228	381
Tapestry	298,110	4,659
Toll Brothers	4,813	234
TopBuild*	37,697	6,435
Tupperware Brands	17,505	353
Ulta Beauty*	4,914	1,101
Unifi*	5,179	67
Universal Electronics*	5,037	190
Vera Bradley*	8,362	51
Vista Outdoor*	20,613	416
Visteon*	56,157	3,887
Winnebago Industries	12,035	622
Wolverine World Wide	104,945	2,712
YETI Holdings*	61,240	2,775

Description	Shares	Value (000)
Zumiez*	7,324	$204

		197,307

Consumer Staples – 4.5%
Andersons	10,640	204
B&G Foods	22,941	637
Boston Beer, Cl A*	3,186	2,814
Bunge	92,112	4,210
Calavo Growers	5,825	386
Cal-Maine Foods*	44,234	1,697
Casey’s General Stores	34,313	6,096
Central Garden & Pet*	3,480	139
Central Garden & Pet, Cl A*	13,627	492
Chefs’ Warehouse*	61,953	901
Coca-Cola Consolidated	1,654	398
Darling Ingredients*	157,993	5,692
elf Beauty*	177,832	3,267
Energizer Holdings	74,969	2,934
Fresh Del Monte Produce	10,634	244
Freshpet*	21,580	2,409
Hain Celestial Group*	33,573	1,152
Herbalife Nutrition*	46,680	2,178
Inter Parfums	125,752	4,697
J&J Snack Foods	5,329	695
John B Sanfilippo & Son	3,063	231
Laird Superfood*	3,976	182
Medifast	4,207	692
MGP Ingredients	4,707	187
National Beverage*	4,216	287
Nu Skin Enterprises, Cl A	32,781	1,642
Performance Food Group*	69,757	2,415
PriceSmart	8,284	550
Sanderson Farms	81,895	9,661
Seneca Foods, Cl A*	2,535	91
SpartanNash	12,644	207
TreeHouse Foods*	40,249	1,631
United Natural Foods*	19,306	287
Universal	8,788	368
USANA Health Sciences*	4,182	308
Vector Group	44,957	436
WD-40	4,819	912

		61,329

Energy – 1.3%
Archrock	46,623	251
Ardmore Shipping	309,511	1,102
Bonanza Creek Energy*	6,621	124
Bristow Group*	8,365	178
Cactus, Cl A	35,000	672
Callon Petroleum*	14,014	68
CONSOL Energy*	9,031	40
Core Laboratories	15,877	242

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
Delek US Holdings	294,987	$3,283
Diamond S Shipping*	30,804	212
DMC Global	5,204	171
Dorian LPG*	10,098	81
Dril-Quip*	12,619	312
Exterran*	10,082	42
Geospace Technologies*	4,516	28
Green Plains*	11,812	183
Gulfport Energy*	51,390	27
Helix Energy Solutions Group*	50,879	123
Helmerich & Payne	38,486	564
Laredo Petroleum*	3,434	34
Matador Resources*	38,800	320
Matrix Service*	9,565	80
Nabors Industries	2,437	60
Newpark Resources*	32,089	34
NexTier Oilfield Solutions*	182,419	337
Oasis Petroleum*	101,541	28
Oceaneering International*	72,976	257
Oil States International*	21,225	58
Par Pacific Holdings*	14,384	97
Patterson-UTI Energy	66,597	190
PBF Energy, Cl A	34,000	193
PDC Energy*	34,472	427
Penn Virginia*	4,820	47
ProPetro Holding*	29,389	119
QEP Resources	83,693	76
Range Resources	90,510	599
Renewable Energy Group*	13,946	745
REX American Resources*	1,994	131
Ring Energy*	267,901	182
RPC*	154,282	407
SEACOR Holdings*	6,327	184
SM Energy	38,203	61
Southwestern Energy*	214,041	503
Talos Energy*	6,900	45
US Silica Holdings	25,667	77
World Fuel Services	260,172	5,513

		18,507

Financials – 15.1%
Allegiance Bancshares	6,895	161
Ally Financial	176,208	4,418
Amalgamated Bank, Cl A	74,394	787
Ambac Financial Group*	16,712	213
American Equity Investment Life Holding	62,633	1,377
Ameris Bancorp	189,089	4,307
AMERISAFE	90,073	5,167
Apollo Commercial Real Estate Finance‡	47,990	432
ARMOUR Residential‡	23,066	219

Description	Shares	Value (000)
Assetmark Financial Holdings*	434	$9
Atlantic Union Bankshares	97,166	2,076
Axis Capital Holdings	121,090	5,333
Axos Financial*	18,150	423
B. Riley Principal Merger II, Cl A*	91,400	915
Banc of California	16,140	163
BancFirst	6,500	266
BankUnited	32,535	713
Banner	99,324	3,204
Berkshire Hills Bancorp	66,807	675
Blucora*	16,860	159
Boston Private Financial Holdings	29,215	161
Brightsphere Investment Group	20,932	270
Brookline Bancorp	27,978	242
BRP Group, Cl A*	119,693	2,982
Byline Bancorp	101,160	1,141
Cadence BanCorp, Cl A	45,318	389
Capstar Financial Holdings	142,467	1,398
Capstead Mortgage‡	33,823	190
Central Pacific Financial	10,223	139
City Holding	5,752	331
Columbia Banking System	229,848	5,482
Community Bank System	19,023	1,036
Community Bankers Trust	413,929	2,103
Customers Bancorp*	109,776	1,230
CVB Financial	389,236	6,473
Dime Community Bancshares	9,957	113
Donnelley Financial Solutions*	10,315	138
Eagle Bancorp	11,576	310
eHealth*	9,196	727
Employers Holdings	10,218	309
Encore Capital Group*	37,917	1,463
Enova International*	10,629	174
Esquire Financial Holdings*	28,168	423
Essent Group	137,450	5,087
Evans Bancorp	59,433	1,322
Evercore, Cl A	71,581	4,686
EZCORP, Cl A*	18,478	93
FB Financial	99,439	2,498
FinTech Acquisition III*	153,611	1,584
First American Financial	87,580	4,459
First BanCorp	77,819	406
First Bancorp NC	215,459	4,510
First Busey	91,414	1,453
First Commonwealth Financial	34,773	269
First Community	89,317	1,217
First Financial Bancorp	78,289	940
First Hawaiian	46,367	671
First Interstate BancSystem, Cl A	50,783	1,617
First Midwest Bancorp	40,833	440
Flagstar Bancorp	14,579	432

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
FNB	289,715	$1,964
Granite Point Mortgage Trust‡	19,175	136
Great Western Bancorp	19,500	243
Green Dot, Cl A*	80,662	4,082
Greenhill	5,015	57
Hamilton Lane, Cl A	29,545	1,908
Hanmi Financial	10,951	90
HCI Group	2,255	111
Heritage Financial	235,462	4,330
HomeStreet	8,245	212
Hope Bancorp	44,341	336
Horace Mann Educators	108,129	3,612
Independent Bank	11,762	616
Independent Bank Group	13,079	578
Invesco Mortgage Capital‡	63,907	173
Investar Holding	55,267	709
James River Group Holdings	10,907	486
Kemper	36,288	2,425
Kinsale Capital Group	7,502	1,427
KKR Real Estate Finance Trust‡	9,600	159
LPL Financial Holdings	26,535	2,034
Malvern Bancorp*	30,257	357
Meta Financial Group	12,334	237
Mr Cooper Group*	25,700	574
National Bank Holdings, Cl A	108,290	2,843
NBT Bancorp	15,563	417
New York Mortgage Trust‡	134,187	342
NMI Holdings, Cl A*	30,242	538
Northfield Bancorp	15,606	142
Northwest Bancshares	45,215	416
OFG Bancorp	18,605	232
Old National Bancorp	188,378	2,366
Old Point Financial	23,186	351
OneMain Holdings, Cl A	89,729	2,804
Origin Bancorp	32,761	700
Orrstown Financial Services	36,588	468
Pacific Premier Bancorp	141,488	2,850
PacWest Bancorp	298,713	5,102
Palomar Holdings*	7,634	796
Park National	5,100	418
PennyMac Mortgage Investment Trust‡	34,906	561
Piper Sandler	4,854	354
PRA Group*	16,301	651
Preferred Bank	4,910	158
Primerica	42,185	4,773
ProAssurance	19,044	298
Prosperity Bancshares	27,944	1,448
Provident Financial Services	25,194	307
Ready Capital‡	13,254	148
Redwood Trust‡	40,685	306

Description	Shares	Value (000)
Reinsurance Group of America, Cl A	25,048	$2,384
S&T Bancorp	13,526	239
Safety Insurance Group	5,008	346
Sandy Spring Bancorp	143,145	3,304
Seacoast Banking Corp of Florida*	18,763	338
Selective Insurance Group	55,731	2,870
ServisFirst Bancshares	16,564	564
Shore Bancshares	204,219	2,242
Simmons First National, Cl A	39,018	619
SmartFinancial	101,353	1,377
Solar Capital	99,039	1,570
South State	43,709	2,105
Southern First Bancshares*	64,566	1,559
Southern National Bancorp of Virginia	163,568	1,420
Southside Bancshares	11,127	272
State Auto Financial	64,488	887
Sterling Bancorp	434,840	4,575
Stewart Information Services	9,490	415
Stifel Financial	14,595	738
StoneX Group*	5,674	290
SVB Financial Group*	31,193	7,506
TCF Financial	149,840	3,500
Texas Capital Bancshares*	25,820	804
Third Point Reinsurance*	29,280	204
Tompkins Financial	4,304	245
Tradeweb Markets, Cl A	51,366	2,979
Triumph Bancorp*	7,871	245
Trupanion*	11,500	907
TrustCo Bank	34,440	180
UMB Financial	46,097	2,259
Umpqua Holdings	81,341	864
United Community Banks	30,561	517
United Fire Group	7,493	152
United Insurance Holdings	7,602	46
Universal Insurance Holdings	10,546	146
Valley National Bancorp	259,832	1,780
Veritex Holdings	95,362	1,624
Virtus Investment Partners	2,576	357
Waddell & Reed Financial, Cl A	23,291	346
Walker & Dunlop	10,316	547
Westamerica Bancorporation	42,293	2,299
WisdomTree Investments	38,375	123
World Acceptance*	1,577	166
WSFS Financial	192,070	5,180

		207,660

Health Care – 16.2%
Acadia Healthcare*	77,199	2,276
Addus HomeCare*	29,400	2,779
Allscripts Healthcare Solutions*	57,800	471
Alphatec Holdings*	557,173	3,700
AMAG Pharmaceuticals*	10,240	96

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
Amedisys*	6,007	$1,420
Amicus Therapeutics*	93,690	1,323
AMN Healthcare Services*	16,573	969
Amphastar Pharmaceuticals*	13,013	244
AngioDynamics*	13,430	162
ANI Pharmaceuticals*	3,291	93
Anika Therapeutics*	5,143	182
Arrowhead Pharmaceuticals*	45,791	1,972
Avid Bioservices*	3,972	30
Axonics Modulation Technologies*	91,891	4,690
BioDelivery Sciences International*	888,248	3,313
Biohaven Pharmaceutical Holding*	104,427	6,789
Bio-Rad Laboratories, Cl A*	1,972	1,016
BioTelemetry*	12,202	556
Cardiovascular Systems*	14,063	553
CareDx*	74,773	2,837
Castle Biosciences*	50,606	2,604
Charles River Laboratories International*	19,581	4,434
Chemed	7,265	3,490
ChemoCentryx*	20,775	1,138
Coherus Biosciences*	94,447	1,732
Community Health Systems*	38,733	163
Computer Programs & Systems	4,577	126
CONMED	10,196	802
Corcept Therapeutics*	36,910	642
CorVel*	3,143	269
Covetrus*	34,891	851
CRISPR Therapeutics*	21,228	1,776
Cross Country Healthcare*	210,813	1,368
CryoLife*	274,845	5,076
CryoPort*	17,921	849
Cutera*	6,067	115
Cytokinetics*	25,037	542
Eagle Pharmaceuticals*	4,257	181
Emergent BioSolutions*	26,195	2,707
Enanta Pharmaceuticals*	6,361	291
Encompass Health	83,187	5,405
Endo International*	81,238	268
Ensign Group	18,030	1,029
Fate Therapeutics*	42,275	1,690
Fulgent Genetics*	4,200	168
Glaukos*	15,781	781
Haemonetics*	12,014	1,048
Halozyme Therapeutics*	147,890	3,887
Hanger*	13,680	216
HealthEquity*	23,062	1,185
HealthStream*	9,259	186
Heska*	2,999	296
HMS Holdings*	141,114	3,380
Horizon Therapeutics*	179,935	13,977

Description	Shares	Value (000)
Immunomedics*	14,039	$1,194
Innoviva*	21,836	228
Inogen*	6,536	190
Inovalon Holdings, Cl A*	89,713	2,373
Insmed*	61,530	1,978
Inspire Medical Systems*	60,732	7,837
Insulet*	26,469	6,262
Integer Holdings*	11,726	692
Invacare	12,283	92
iRhythm Technologies*	9,251	2,203
Lannett*	11,927	73
Lantheus Holdings*	23,363	296
LeMaitre Vascular	5,889	192
LHC Group*	17,785	3,780
Luminex	15,184	399
Magellan Health*	7,931	601
MEDNAX*	63,564	1,035
Medpace Holdings*	20,680	2,311
Meridian Bioscience*	15,442	262
Merit Medical Systems*	209,381	9,108
Mesa Laboratories	1,699	433
Mirati Therapeutics*	23,484	3,900
Momenta Pharmaceuticals*	42,125	2,211
MyoKardia*	48,860	6,661
Myriad Genetics*	26,432	345
NanoString Technologies*	39,592	1,770
Natera*	152,630	11,026
Natus Medical*	11,925	204
Neogen*	18,736	1,466
NeoGenomics*	102,195	3,770
Nevro*	20,015	2,788
NextGen Healthcare*	19,525	249
Novavax*	2,702	293
Omnicell*	15,236	1,138
Ontrak*	27,916	1,675
OraSure Technologies*	25,307	308
Orthofix Medical*	6,972	217
Owens & Minor	22,693	570
Oxford Immunotec Global*	357,738	4,186
Pacira BioSciences*	15,043	904
Pennant Group*	8,941	345
Phibro Animal Health, Cl A	7,322	127
Prestige Consumer Healthcare*	53,732	1,957
Providence Service*	37,788	3,511
Quidel*	21,240	4,660
R1 RCM*	40,800	700
RadNet*	15,094	232
REGENXBIO*	10,569	291
Repligen*	10,755	1,587
Schrodinger*	19,015	903
Select Medical Holdings*	37,751	786

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
Shockwave Medical*	29,860	$2,263
Simulations Plus	5,300	399
Spectrum Pharmaceuticals*	51,554	210
Supernus Pharmaceuticals*	68,607	1,430
Surgery Partners*	77,825	1,704
Surmodics*	4,889	190
Tabula Rasa HealthCare*	7,307	298
Tactile Systems Technology*	7,008	256
Tandem Diabetes Care*	97,034	11,013
TG Therapeutics*	38,360	1,027
Tivity Health*	13,258	186
Turning Point Therapeutics*	25,756	2,250
Ultragenyx Pharmaceutical*	30,843	2,535
US Physical Therapy	4,603	400
Vanda Pharmaceuticals*	19,340	187
Varex Imaging*	14,127	180
Xencor*	20,241	785
Zynex*	6,900	120

		223,895

Industrials – 18.2%
AAON	14,499	874
AAR	11,908	224
ABM Industries	23,797	872
Advanced Drainage Systems	20,257	1,265
AECOM*	16,665	697
Aegion, Cl A*	11,077	157
AerCap Holdings*	59,156	1,490
Aerojet Rocketdyne Holdings*	25,824	1,030
AeroVironment*	7,727	464
Alamo Group	3,469	375
Albany International, Cl A	50,140	2,482
Allegiant Travel, Cl A	23,493	2,814
Allison Transmission Holdings	109,480	3,847
Altra Industrial Motion	137,887	5,098
Ameresco, Cl A*	35,450	1,184
American Woodmark*	5,961	468
Apogee Enterprises	9,284	198
Applied Industrial Technologies	26,108	1,439
ArcBest	9,022	280
Arcosa	17,218	759
ASGN*	47,870	3,043
Astec Industries	29,641	1,608
Atlas Air Worldwide Holdings*	9,327	568
Avis Budget Group*	35,445	933
AZZ	32,275	1,101
Barnes Group	40,787	1,458
Brady, Cl A	17,293	692
BrightView Holdings*	386,579	4,407
Builders FirstSource*	74,545	2,432
CAI International	90,129	2,481
Capital Product Partners	40,024	264

Description	Shares	Value (000)
Casella Waste Systems, Cl A*	39,421	$2,202
Chart Industries*	12,570	883
CIRCOR International*	7,091	194
Colfax*	78,700	2,468
Columbus McKinnon	53,539	1,772
Comfort Systems USA	13,025	671
Covanta Holding	252,109	1,954
Crane	81,295	4,075
Cubic	11,188	651
Deluxe	14,654	377
Douglas Dynamics	83,982	2,872
DXP Enterprises*	5,581	90
Dycom Industries*	80,254	4,239
Echo Global Logistics*	9,425	243
EMCOR Group	76,507	5,180
Encore Wire	7,391	343
Enerpac Tool Group, Cl A	21,122	397
EnPro Industries	58,707	3,312
ESCO Technologies	9,299	749
Exponent	18,233	1,313
Federal Signal	21,515	629
Forrester Research*	3,826	125
Forward Air	9,991	573
Foundation Building Materials*	7,900	124
Franklin Electric	13,508	795
GATX	37,758	2,407
Gibraltar Industries*	58,651	3,821
GMS*	14,982	361
Granite Construction	16,565	292
Greenbrier	11,604	341
Griffon	15,905	311
Harsco*	133,238	1,853
Hawaiian Holdings	16,411	212
Heartland Express	17,504	326
Heidrick & Struggles International	6,884	135
Helios Technologies	104,071	3,788
Hillenbrand	26,320	746
Hub Group, Cl A*	66,378	3,332
Huron Consulting Group*	119,961	4,718
I3 Verticals, Cl A*	54,882	1,386
InnerWorkings*	162,199	485
Insperity	33,475	2,192
Insteel Industries	6,585	123
Interface, Cl A	247,231	1,513
ITT	77,985	4,605
John Bean Technologies	11,197	1,029
Kaman	9,855	384
Kansas City Southern	9,812	1,774
Kelly Services, Cl A	11,951	204
Kennametal	8,836	256

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
Knight-Swift Transportation Holdings, Cl A	116,114	$4,726
Korn Ferry	19,658	570
Lindsay	3,883	375
Luxfer Holdings	348,001	4,367
Lydall*	5,711	94
Marten Transport	20,866	341
Masonite International*	51,713	5,089
Matson	15,395	617
Matthews International, Cl A	219,823	4,915
Mayville Engineering*	130,774	1,202
McGrath RentCorp	80,217	4,780
Mercury Systems*	43,008	3,331
Meritor*	25,807	540
Moog, Cl A	80,109	5,089
Mueller Industries	179,779	4,865
MYR Group*	6,042	225
National Presto Industries	1,809	148
Navistar International*	25,450	1,108
Nordson	15,555	2,984
NOW*	38,700	176
Oshkosh	53,239	3,913
Owens Corning	41,155	2,832
Park Aerospace	6,835	75
Patrick Industries	7,890	454
PGT Innovations*	20,953	367
Pitney Bowes	61,689	328
Plug Power*	201,762	2,706
Powell Industries	3,212	78
Proto Labs*	9,505	1,231
Quanex Building Products	11,797	218
Raven Industries	12,730	274
Regal Beloit	28,855	2,709
Resideo Technologies*	44,002	484
Resources Connection	10,939	126
REV Group	294,635	2,325
RR Donnelley & Sons	25,000	37
Ryder System	163,789	6,918
Saia*	9,231	1,164
Shyft Group	110,660	2,089
Simpson Manufacturing	15,346	1,491
SiteOne Landscape Supply*	9,064	1,105
SkyWest	17,907	535
SP Plus*	82,330	1,478
SPX*	15,953	740
SPX FLOW*	14,928	639
Standex International	4,360	258
Stericycle*	33,975	2,143
Sunrun*	22,885	1,764
Team*	120,532	663
Tennant	122,073	7,368

Description	Shares	Value (000)
Timken	66,624	$3,612
Titan International	16,981	49
Titan Machinery*	284,551	3,765
TPI Composites*	65,700	1,903
Trex*	53,840	3,855
Triton International	106,220	4,320
Triumph Group	18,157	118
TrueBlue*	12,835	199
UFP Industries	21,597	1,220
UniFirst	5,380	1,019
Universal Logistics Holdings	62,724	1,308
US Ecology	11,148	364
US Xpress Enterprises, Cl A*	301,866	2,493
USA Truck*	160,790	1,520
Valmont Industries	36,816	4,572
Veritiv*	4,372	55
Viad	7,232	151
Vicor*	7,406	576
Wabash National	124,903	1,494
Watts Water Technologies, Cl A	9,680	969
WESCO International*	50,955	2,243
Westinghouse Air Brake Technologies	28,081	1,738
WillScot Mobile Mini Holdings, Cl A*	234,595	3,913

		251,339

Information Technology – 15.3%
3D Systems*	42,121	207
8x8*	37,085	577
ACI Worldwide*	86,795	2,268
ADTRAN	17,246	177
Advanced Energy Industries*	58,841	3,703
Agilysys*	7,286	176
Alarm.com Holdings*	15,749	870
Anaplan*	29,761	1,862
Applied Optoelectronics*	7,091	80
Arlo Technologies*	27,661	145
Aspen Technology*	20,435	2,587
AudioCodes	57,060	1,795
Avaya Holdings*	91,160	1,386
Axcelis Technologies*	11,905	262
Badger Meter	10,249	670
Bel Fuse, Cl B	3,256	35
Belden	44,360	1,380
Benchmark Electronics	253,566	5,109
Bottomline Technologies DE*	84,942	3,581
Box, Cl A*	73,585	1,277
Brooks Automation	26,042	1,205
CalAmp*	154,497	1,111
Calix*	74,960	1,333
Cardtronics*	12,774	253
Cerence*	40,614	1,985
CEVA*	7,859	309

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
Cloudera*	71,855	$782
Cohu	15,125	260
Comtech Telecommunications	8,775	123
Cree*	34,327	2,188
Crowdstrike Holdings, Cl A*	23,479	3,224
CSG Systems International	11,812	484
CTS	11,514	254
Daktronics	13,088	52
Diebold Nixdorf*	27,825	213
Digi International*	10,070	157
Digital Turbine*	33,895	1,110
Diodes*	14,894	841
DSP Group*	8,239	109
Dynatrace*	25,470	1,045
Ebix	8,011	165
Elastic*	10,546	1,138
Enphase Energy*	74,540	6,156
ePlus*	4,771	349
Euronet Worldwide*	20,566	1,874
Everbridge*	13,000	1,634
EVERTEC	21,005	729
ExlService Holdings*	12,041	794
Extreme Networks*	43,590	175
Fabrinet*	12,949	816
FARO Technologies*	6,408	391
First Solar*	43,245	2,863
Five9*	24,234	3,143
FLIR Systems	33,653	1,206
FormFactor*	27,201	678
Gartner*	6,480	810
Harmonic*	34,673	193
Ichor Holdings*	8,128	175
Infinera*	87,469	539
Inphi*	24,438	2,743
Insight Enterprises*	35,606	2,015
Itron*	62,861	3,818
KBR	231,968	5,187
Knowles*	174,073	2,594
Kulicke & Soffa Industries	186,186	4,171
Littelfuse	39,395	6,986
LivePerson*	83,914	4,363
MACOM Technology Solutions Holdings*	242,338	8,242
ManTech International, Cl A	9,669	666
MAXIMUS	66,730	4,565
MaxLinear, Cl A*	134,036	3,115
Methode Electronics	13,216	377
MicroStrategy, Cl A*	2,535	382
MKS Instruments	9,633	1,052
Model N*	43,456	1,533
MTS Systems	308,217	5,890

Description	Shares	Value (000)
National Instruments	68,970	$2,462
NETGEAR*	10,468	323
NIC	23,943	472
nLight*	113,870	2,674
Novanta*	29,351	3,092
Nuance Communications*	375,061	12,448
OneSpan*	11,769	247
Onto Innovation*	172,363	5,133
OSI Systems*	61,080	4,740
PC Connection	3,978	163
PDF Solutions*	9,999	187
Perficient*	11,815	505
Perspecta	157,827	3,070
Photronics*	23,312	232
Plantronics	13,171	156
Plexus*	10,300	727
Power Integrations	21,100	1,169
Progress Software	15,996	587
Q2 Holdings*	53,406	4,874
Rambus*	40,455	554
Rapid7*	32,825	2,010
RingCentral, Cl A*	4,661	1,280
Rogers*	25,518	2,502
Sailpoint Technologies Holdings*	60,868	2,409
Sanmina*	23,844	645
ScanSource*	9,165	182
Semtech*	26,519	1,404
SMART Global Holdings*	5,072	139
SolarEdge Technologies*	14,750	3,516
Sprout Social, Cl A*	74,020	2,850
SPS Commerce*	12,481	972
SVMK*	137,542	3,041
Sykes Enterprises*	14,245	487
Synaptics*	19,389	1,559
Teradyne	21,876	1,738
TTEC Holdings	52,133	2,844
TTM Technologies*	35,069	400
Ultra Clean Holdings*	14,191	305
Unisys*	22,225	237
Varonis Systems*	26,608	3,071
Veeco Instruments*	17,678	206
Viavi Solutions*	81,419	955
Virtusa*	10,092	496
Xperi Holding	67,027	770
Zendesk*	61,469	6,326
Zscaler*	6,192	871

		211,742

Materials – 5.0%
AdvanSix*	242,800	3,127
Alamos Gold, Cl A	114,373	1,008
Allegheny Technologies*	44,800	391

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
American Vanguard	283,544	$3,726
Arconic*	34,306	653
Avient	59,326	1,570
Balchem	11,417	1,115
Berry Global Group*	43,635	2,108
Boise Cascade	14,016	559
Cabot	107,898	3,887
Carpenter Technology	17,200	312
Century Aluminum*	17,992	128
Clearwater Paper*	5,925	225
Cleveland-Cliffs	142,360	914
Compass Minerals International	122,248	7,255
Element Solutions*	104,455	1,098
Ferro*	480,856	5,963
Forterra*	207,434	2,452
FutureFuel	9,076	103
GCP Applied Technologies*	17,000	356
Hawkins	3,355	155
Haynes International	4,432	76
HB Fuller	25,603	1,172
Huntsman	231,380	5,139
Innospec	8,798	557
Kaiser Aluminum	5,628	302
Koppers Holdings*	80,533	1,684
Kraton*	138,992	2,477
Livent*	51,877	465
Louisiana-Pacific	202,504	5,976
Materion	7,247	377
Mercer International	14,484	96
Myers Industries	12,759	169
Neenah	5,977	224
Olympic Steel	2,849	32
Orion Engineered Carbons	182,098	2,278
PH Glatfelter	16,169	223
Quaker Chemical	4,630	832
Rayonier Advanced Materials*	22,347	71
Schweitzer-Mauduit International	11,078	337
Sensient Technologies	37,926	2,190
Silgan Holdings	49,204	1,809
Stepan	7,565	824
SunCoke Energy	28,785	98
Tecnoglass	202,308	1,072
TimkenSteel*	13,208	47
Tredegar	8,861	132
Trinseo	83,922	2,152
US Concrete*	5,706	166
Warrior Met Coal	18,274	312

		68,394

Real Estate – 4.4%
Acadia Realty Trust‡	30,667	322
Agree Realty‡	95,636	6,086

Description	Shares	Value (000)
Alexander & Baldwin‡	25,678	$288
American Assets Trust‡	17,160	413
Armada Hoffler Properties‡	20,002	185
Brandywine Realty Trust‡	61,063	631
CareTrust‡	34,240	609
CatchMark Timber Trust, Cl A‡	98,579	880
Chatham Lodging Trust‡	16,953	129
Community Healthcare Trust‡	61,944	2,897
CoreCivic‡	42,800	342
DiamondRock Hospitality‡	70,985	360
Diversified Healthcare Trust‡	84,962	299
Easterly Government Properties‡	104,648	2,345
Essential Properties Realty Trust‡	36,164	663
Four Corners Property Trust‡	25,116	643
Franklin Street Properties‡	34,177	125
Getty Realty‡	12,184	317
Global Net Lease‡	31,979	508
Hannon Armstrong Sustainable Infrastructure Capital‡	65,904	2,786
Hersha Hospitality Trust, Cl A‡	13,073	72
Independence Realty Trust‡	33,743	391
Industrial Logistics Properties Trust‡	275,483	6,025
Innovative Industrial Properties, Cl A‡	7,629	947
Investors Real Estate Trust‡	4,324	282
iStar‡	101,684	1,201
Kite Realty Group Trust‡	29,766	345
Lexington Realty Trust, Cl B‡	98,662	1,031
LTC Properties‡	14,006	488
Mack-Cali Realty‡	30,500	385
Marcus & Millichap*	8,332	229
National Retail Properties‡	97,414	3,362
National Storage Affiliates Trust‡	21,802	713
Newmark Group, Cl A	421,309	1,820
NexPoint Residential Trust‡	7,752	344
Office Properties Income Trust‡	17,199	356
Omega Healthcare Investors‡	46,599	1,395
Outfront Media‡	82,884	1,206
Postal Realty Trust, Cl A‡	157,650	2,387
QTS Realty Trust, Cl A‡	54,134	3,412
Rayonier‡	192,915	5,101
RE/MAX Holdings, Cl A	6,415	210
Realogy Holdings	40,947	387
Retail Opportunity Investments‡	41,524	433
Retail Properties of America, Cl A‡	76,519	445
RPT Realty‡	28,781	157
Safehold‡	4,739	294
Saul Centers‡	4,178	111
SITE Centers‡	52,800	380
St. Joe*	11,149	230
STAG Industrial‡	87,005	2,653
Summit Hotel Properties‡	38,072	197

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
Tanger Factory Outlet Centers‡	33,673	$203
Uniti Group‡	68,339	720
Universal Health Realty Income Trust‡	4,499	256
Urstadt Biddle Properties, Cl A‡	10,644	98
Washington‡	29,399	592
Washington Prime Group‡	67,536	44
Whitestone, Cl B‡	14,695	88
Xenia Hotels & Resorts‡	40,231	353

		60,171

Utilities – 1.9%
ALLETE	44,824	2,319
American States Water	52,040	3,900
Avista	109,953	3,752
California Water Service Group	17,398	756
Chesapeake Utilities	5,832	492
Northwest Natural Holding	61,268	2,781
NorthWestern	75,380	3,666
ONE Gas	37,358	2,578
South Jersey Industries	35,522	685
Spire	72,228	3,843
Unitil	49,928	1,929

		26,701

Total Common Stock (Cost $1,313,368) (000)		1,348,008

EXCHANGE TRADED FUNDS — 0.3%
iShares Russell 2000 ETF	15,819	2,369
iShares Russell 2000 Value ETF	20,466	2,033

Total Exchange Traded Funds (Cost $4,768) (000)		4,402

RIGHTS — 0.0%
	Number of Rights
Media General, Expires‡‡ (A)	9,318	1
Tobira Therapeutics, Expires 12/31/2028(A)	900	13

Total Rights (Cost $–) (000)		14

Description	Shares	Value (000)
SHORT-TERM INVESTMENT — 2.4%
State Street Institutional Treasury Money Market Fund, Cl Premier, 0.020% (B)	33,218,326	$33,218

Total Short-Term Investment (Cost $33,218) (000)		33,218

Total Investments In Securities — 100.4% (Cost $1,351,354) (000)		$1,385,642

Percentages are based on Net Assets of $1,380,548 (000).

A list of the open futures contracts held by the Fund at September 30, 2020, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Russell 2000 Index E-MINI	71	Dec- 2020	$5,331	$5,340	$9

*	Non-income producing security.
‡	Real Estate Investment Trust
‡‡	Expiration Date Unavailable
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	The rate reported is the 7-day effective yield as of September 30, 2020.

Cl — Class

ETF — Exchange Traded Fund

The following is a list of the level of inputs used as of September 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$1,348,008	$—	$—	$1,348,008
Exchange Traded Funds	4,402	—	—	4,402
Rights	—	—	14	14
Short-Term Investment	33,218	—	—	33,218

Total Investments in Securities	$1,385,628	$—	$14	$1,385,642

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$9	$–	$–	$9

Total Other Financial Instruments	$9	$–	$–	$9

** Futures contracts are valued at the unrealized appreciation on the instrument.

^ A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

For the period ended September 30, 2020, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

KPF-QH-004-1200

KP International Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 96.1%

Argentina – 0.3%
Globant*	15,011	$2,690
MercadoLibre*	3,503	3,792

		6,482

Australia – 3.3%
Adairs	136,372	321
Adbri	1,013,350	2,075
Afterpay*	6,550	379
AGL Energy	19,382	189
ALS	186,118	1,234
Altium	3,731	97
Alumina	570,486	565
AMP*	418,212	395
Ampol	31,026	532
Ansell	54,864	1,463
APA Group	35,941	267
ARB	22,453	446
Aristocrat Leisure	17,506	379
Asaleo Care	385,686	278
ASX	6,030	351
AUB Group	13,675	163
Aurizon Holdings	59,651	182
AusNet Services	57,188	77
Austal	343,518	814
Australia & New Zealand Banking Group	85,680	1,062
Australian Pharmaceutical Industries	232,729	176
Baby Bunting Group	15,892	51
Beach Energy	273,882	262
BHP Group	105,740	2,702
BlueScope Steel	234,809	2,140
Boral	36,756	121
Brambles	228,726	1,736
carsales.com	90,837	1,356
Champion Iron*	138,307	288
Charter Hall Group‡	174,444	1,566
CIMIC Group*	2,687	36
Class	38,788	56
Cleanaway Waste Management	1,373,603	2,084
Coca-Cola Amatil	161,623	1,107
Cochlear*	1,922	274
Codan	36,349	288
Coles Group	40,633	497
Collins Foods	92,333	688
Commonwealth Bank of Australia	53,924	2,467
Computershare	30,037	264
Crown Resorts	11,372	72
CSL	13,831	2,859
CSR	375,781	1,152
Dacian Gold*	451,385	110
Data#3	166,708	793
Dexus‡	32,509	207
Domain Holdings Australia	113,356	303
Estia Health	397,256	417
Evolution Mining	59,853	247
Fortescue Metals Group	51,167	601
Goodman Group‡	50,522	653
GPT Group‡	56,661	158
GUD Holdings	126,407	1,030

Description	Shares	Value (000)
GWA Group	110,120	$220
Hansen Technologies	11,603	32
Harvey Norman Holdings	104,922	342
Iluka Resources	221,956	1,434
Imdex	28,505	27
Independence Group NL	302,734	903
Ingenia Communities Group‡	228,715	752
Insurance Australia Group	297,643	935
Integrated Research	14,897	38
IPH	50,064	258
James Hardie Industries*	13,499	322
JB Hi-Fi	17,964	612
Johns Lyng Group	33,128	66
Jupiter Mines	1,547,104	313
Kogan.com	71,519	1,042
Lend Lease Group	20,381	163
Macmahon Holdings	338,900	62
Macquarie Group	10,281	888
Magellan Financial Group	3,887	160
Mayne Pharma Group*	621,897	174
McMillan Shakespeare	4,911	29
Medibank	83,715	151
Metcash	174,596	346
Mineral Resources	28,002	503
Mirvac Group‡	120,848	189
MNF Group	14,420	48
Mount Gibson Iron	150,446	78
National Australia Bank	323,639	4,143
National Storage‡	197,377	259
Netwealth Group	36,083	393
Newcrest Mining	77,136	1,728
Nine Entertainment Holdings	371,687	468
Nitro Software*	41,083	83
Northern Star Resources	22,543	221
Nufarm*	88,359	244
Oil Search	155,874	297
Orica	124,472	1,379
Origin Energy	52,756	163
Orora	150,752	261
OZ Minerals	106,529	1,075
People Infrastructure	101,043	225
Perenti Global	94,337	78
Perseus Mining*	726,544	716
Premier Investments	5,817	86
Pro Medicus	1,467	29
Probiotec	7,520	10
Qantas Airways*	31,306	92
QBE Insurance Group	169,864	1,049
Ramelius Resources	325,785	488
Ramsay Health Care	5,426	257
REA Group	1,507	119
Regis Healthcare	37,656	28
Regis Resources	120,042	432
Reject Shop*	11,485	53
Rio Tinto	11,180	758
RPMGlobal Holdings*	72,933	59
Santos	54,429	192
Scentre Group‡	154,782	246
SEEK	10,808	166
Sigma Healthcare*	391,955	165
Sims	12,558	69
Sonic Healthcare	14,119	336
South32	149,777	221
Stockland‡	71,427	195

KP International Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
Suncorp Group	38,298	$231
Sydney Airport	47,847	201
Tabcorp Holdings	74,944	181
Technology One	213,030	1,218
Telstra	126,800	254
Temple & Webster Group*	24,411	218
TPG Telecom*	10,268	54
Transurban Group	83,315	846
Treasury Wine Estates	22,227	143
Unibail-Rodamco-Westfield‡	13,660	24
Vicinity Centres‡	122,260	121
Vita Group	96,528	71
Washington H Soul Pattinson	29,495	499
Waypoint‡	754,863	1,468
Wesfarmers	34,551	1,105
Western Areas	61,536	91
Westpac Banking	109,861	1,333
WiseTech Global	4,813	90
Woodside Petroleum	30,153	382
Woolworths Group	38,179	997
WPP AUNZ*	126,581	32

		74,459

Austria – 0.1%
ANDRITZ	9,266	286
BAWAG Group	10,480	378
Erste Group Bank	9,181	192
Oesterreichische Post	11,815	398
OMV	4,559	125
Raiffeisen Bank International	4,038	62
Semperit Holding*	1,571	33
Verbund	1,907	104
Vienna Insurance Group Wiener Versicherung Gruppe	4,725	105
Voestalpine	3,549	93
Wienerberger	49,656	1,312
Zumtobel Group	10,549	68

		3,156

Belgium – 0.5%
Ageas	5,330	218
AGFA-Gevaert*	74,387	310
Anheuser-Busch InBev	40,938	2,210
Argenx*	1,325	349
Barco	21,917	460
Befimmo‡	2,150	96
bpost*	50,864	447
Brederode*	648	60
Colruyt	1,753	114
D’ieteren	1,769	110
Econocom Group*	32,630	99
Elia Group	891	89
EVS Broadcast Equipment	6,019	100
Groupe Bruxelles Lambert	3,352	303
Intervest Offices & Warehouses‡	1,727	46
KBC Group*	91,797	4,606
Ontex Group*	8,600	113
Orange Belgium	2,252	36
Proximus	5,041	92
Sofina	444	121
Solvay	2,178	187
Telenet Group Holding	17,757	690
UCB	3,816	433

Description	Shares	Value (000)
Umicore	5,858	$243

		11,532

Brazil – 1.5%
Ambev ADR*	2,455,711	5,551
Ambev*	511,625	1,146
B3 - Brasil Bolsa Balcao	361,000	3,543
Banco Bradesco ADR*	1,252,800	4,297
Banco BTG Pactual*	9,700	125
BRF*	259,000	848
Cia de Saneamento do Parana*	100,200	452
Embraer*	61,960	69
JBS	374,500	1,379
LOG Commercial Properties e Participacoes	121,146	646
LPS Brasil Consultoria de Imoveis*	102,984	93
Marfrig Global Foods*	130,400	355
Minerva*	59,600	126
MRV Engenharia e Participacoes	332,500	959
Natura & Holding*	244,826	2,229
Odontoprev	494,200	1,062
Porto Seguro	146,124	1,253
Raia Drogasil	329,000	1,380
Rumo*	746,700	2,537
Sul America	169,700	1,193
TOTVS	705,300	3,390
Transmissora Alianca de Energia Eletrica	40,900	204
WEG	145,200	1,691

		34,528

Canada – 4.2%
Agnico Eagle Mines	7,299	582
Aimia*	59,760	174
Air Canada, Cl A*	5,100	60
AirBoss of America	5,489	80
Algonquin Power & Utilities	18,163	265
Alimentation Couche-Tard, Cl B	84,402	2,939
AltaGas	9,300	112
Andrew Peller, Cl A	3,600	27
Artis‡	22,900	137
Atco, Cl I	2,300	66
Atlantic Power*	32,200	64
B2Gold	29,900	195
Bank of Montreal	19,473	1,138
Bank of Nova Scotia	129,575	5,383
Barrick Gold	174,854	4,910
Bausch Health*	9,000	140
BCE	26,127	1,084
BlackBerry*	216,089	992
Boardwalk‡	10,028	207
Brookfield Asset Management, Cl A	137,413	4,547
CAE*	8,000	117
Cameco	12,400	125
Canadian Apartment Properties‡	2,500	87
Canadian Imperial Bank of Commerce	13,600	1,017
Canadian National Railway	79,913	8,507
Canadian National Railway	21,600	2,300
Canadian Natural Resources	117,655	1,886
Canadian Pacific Railway	11,844	3,603
Canadian Tire, Cl A	1,800	181
Canadian Utilities, Cl A	3,700	88
Canadian Western Bank	139	3

KP International Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
Canfor Pulp Products*	11,900	$44
Canopy Growth*	7,400	106
Cascades	12,600	159
CCL Industries, Cl B	4,600	177
Celestica*	41,918	290
Cenovus Energy*	33,200	129
CGI, Cl A*	7,100	482
Chemtrade Logistics Income Fund	7,800	27
CI Financial	6,400	81
Cogeco	9,100	602
Colliers International Group	3,167	211
Constellation Software	2,584	2,871
CRH Medical*	14,021	30
Cronos Group*	4,700	24
Dollarama	8,900	341
Dorel Industries, Cl B*	21,129	188
Dream Hard Asset Alternatives Trust	5,100	19
Dream Office‡	11,365	155
DREAM Unlimited, Cl A	11,899	174
Emera	7,600	312
Empire	5,600	163
Enbridge	61,500	1,797
Exco Technologies	4,200	21
Fairfax Financial Holdings	9,336	2,750
Finning International	50,723	776
First Capital Real Estate Investment Trust‡	5,000	49
First Quantum Minerals	21,500	192
Fortis	14,185	580
Franco-Nevada	16,260	2,272
George Weston	2,240	165
Gildan Activewear*	32,947	649
Great-West Lifeco	8,400	164
Hardwoods Distribution	2,800	51
High Liner Foods	15,435	99
Hydro One	10,000	212
iA Financial	3,000	104
IGM Financial	3,000	69
Imperial Oil	7,300	87
Intact Financial	4,400	471
Inter Pipeline	64,909	637
Intertape Polymer Group	2,600	29
Keyera	7,100	107
Kinross Gold	39,300	347
Kirkland Lake Gold	3,400	166
Kirkland Lake Gold	4,700	229
Leon’s Furniture	4,400	61
Linamar	900	27
Loblaw	40,248	2,108
Lundin Mining	19,800	110
Magna International	24,338	1,114
Mainstreet Equity*	600	32
Manulife Financial	59,100	822
Metro, Cl A	7,610	365
Morguard‡	13,500	43
Morguard North American Residential Real Estate Investment Trust‡	16,100	175
Mullen Group	31,200	211
National Bank of Canada	10,200	507
Nexus Real Estate Investment Trust‡	55,300	65
Nutrien	17,309	678
Onex	2,400	107
Open Text	8,300	351
Pan American Silver	6,100	196

Description	Shares	Value (000)
Parkland	4,300	$114
Pembina Pipeline	16,572	352
Polaris Infrastructure	10,200	104
Power Corp of Canada	16,681	327
PrairieSky Royalty	74,347	464
Protech Home Medical*	97,800	97
Quebecor, Cl B	5,800	145
Real Matters*	32,900	641
Resolute Forest Products*	32,675	146
Restaurant Brands International	8,500	488
RioCan‡	17,700	187
Ritchie Bros Auctioneers	39,677	2,353
Rogers Communications, Cl B	28,054	1,113
Roxgold*	36,300	47
Royal Bank of Canada	43,400	3,047
Russel Metals	3,900	53
Saputo	97,800	2,453
Shaw Communications, Cl B	14,208	259
Shopify, Cl A*	3,300	3,375
SmartCentres‡	2,200	33
Spin Master*	52,026	1,123
SSR Mining*	6,600	123
Stantec	3,671	111
Stella-Jones	6,200	210
Sun Life Financial	17,700	721
Suncor Energy	162,456	1,984
TC Energy	28,633	1,202
Teck Resources, Cl B	14,300	199
TECSYS	2,800	59
TELUS	12,917	227
Thomson Reuters	5,340	426
TMX Group	1,700	175
Toronto-Dominion Bank	55,118	2,552
Total Energy Services*	12,128	21
Viemed Healthcare*	10,035	87
Wajax	16,200	145
Wheaton Precious Metals	13,670	671
Winpak	10,400	356
WSP Global	3,500	230
Yamana Gold	27,400	156

		93,172

Chile – 0.1%
AES Gener	676,490	104
Cencosud	94,434	138
Cia Sud Americana de Vapores*	27,420,115	735
Colbun	384,866	62
Enaex	26,268	239
Engie Energia Chile	39,596	49
Falabella	225,141	660
Quinenco	628,316	867

		2,854

China – 2.5%
Alibaba Group Holding ADR*	29,334	8,623
Anhui Conch Cement, Cl H	330,280	2,290
Asia Cement China Holdings	28,000	25
Baidu ADR*	46,459	5,881
BeiGene ADR*	1,200	344
CECEP COSTIN New Materials Group* (A)	1,134,000	—
China Telecom ADR	6,143	184
China Tourism Group Duty Free, Cl A	175,350	5,779

KP International Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
JD.com ADR*	52,886	$4,104
Jiangsu Hengrui Medicine, Cl A	119,240	1,582
Kweichow Moutai, Cl A	13,700	3,373
Midea Group, Cl A	391,100	4,192
Momo ADR*	33,340	459
NetEase ADR	7,389	3,360
TAL Education Group ADR*	40,632	3,090
TravelSky Technology, Cl H	1,054,000	2,261
Tsingtao Brewery, Cl H	72,000	588
Vipshop Holdings ADR*	112,413	1,758
Xiwang Special Steel*	1,566	—
Yum China Holdings*	101,792	5,390
Zhangzhou Pientzehuang Pharmaceutical, Cl A	94,800	3,399

		56,682

Colombia – 0.0%
Bancolombia ADR	31,452	804

Cypress – 0.0%
QIWI ADR	19,143	332

Czech Republic – 0.0%
Komercni Banka*	27,216	572
O2 Czech Republic	11,104	106

		678

Denmark – 2.2%
ALK-Abello*	2,401	795
Ambu, Cl B	4,707	133
AP Moeller - Maersk, Cl A	101	148
AP Moeller - Maersk, Cl B	202	320
Carlsberg, Cl B	32,789	4,418
Chemometec	10,339	729
Chr Hansen Holding	3,140	348
Coloplast, Cl B	30,796	4,860
D/S Nordern	29,726	482
Danske Bank*	31,545	428
Demant*	51,645	1,621
DSV PANALPINA	6,321	1,027
Genmab*	1,982	718
GN Store Nord	64,556	4,874
H Lundbeck	1,960	65
H+H International, Cl B*	7,030	139
Jyske Bank*	11,267	317
MT Hoejgaard Holding*	1,614	32
Netcompany Group*	3,533	292
Nilfisk Holding*	6,459	78
Novo Nordisk, Cl B	227,352	15,712
Novozymes, Cl B	6,298	395
Orsted	19,269	2,644
Pandora*	2,895	207
Per Aarsleff Holding	12,095	509
Ringkjoebing Landbobank	4,890	371
Royal Unibrew	1,344	138
Scandinavian Tobacco Group	23,659	351
Schouw	4,502	436
Solar, Cl B	2,081	99
Spar Nord Bank*	37,772	282
Tryg	3,475	110
Vestas Wind Systems	41,212	6,659

		49,737

Description	Shares	Value (000)
Finland – 0.9%
Altia	2,850	$33
Atria, Cl A	3,051	31
Cargotec, Cl B	6,552	226
Elisa	4,333	255
Fiskars Abp	1,923	26
Fortum	13,529	274
F-Secure*	12,306	49
Huhtamaki	15,558	768
Kamux	7,566	89
Kemira	32,917	419
Kojamo	3,078	66
Kone, Cl B	10,392	913
Konecranes, Cl A	13,404	420
Lassila & Tikanoja	7,338	112
Metsa Board	27,782	229
Neste	12,980	682
Nokia*	172,225	675
Nokian Renkaat	217,990	6,164
Nordea Bank Abp	3,302	25
Orion, Cl B	6,685	302
QT Group*	2,452	102
Sampo, Cl A	66,405	2,626
Stora Enso, Cl R	17,483	273
Tikkurila	105,292	1,845
Tokmanni Group	14,256	252
UPM-Kymmene	16,258	495
Uponor	14,156	248
Valmet	68,154	1,682
Wartsila, Cl B	61,506	484

		19,765

France – 6.7%
ABC arbitrage	3,283	28
Accor*	5,954	167
Aeroports de Paris*	805	81
Air Liquide	143,168	22,700
Airbus Group*	31,288	2,276
Alstom*	5,941	296
Alten*	7,047	668
Amundi*	1,702	120
Arkema	2,103	223
Atos*	2,948	237
AXA	108,387	1,999
Bigben Interactive*	13,371	234
BioMerieux	1,262	198
BNP Paribas*	67,010	2,430
Bollore	29,303	109
Bouygues	6,675	232
Bureau Veritas*	8,948	201
Capital Gemini	42,850	5,495
Carrefour	18,475	296
Cegedim*	2,822	89
Cie de Saint-Gobain*	15,762	663
Cie Generale des Etablissements Michelin SCA	5,222	557
CNP Assurances*	4,404	55
Coface*	20,815	146
Covivio‡	1,617	114
Credit Agricole*	35,105	307
Criteo ADR*	9,628	117
Danone	103,830	6,705
Dassault Aviation*	76	65

KP International Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
Dassault Systemes	16,567	$3,099
Derichebourg	11,647	35
Edenred	43,428	1,950
Eiffage*	2,634	215
Electricite de France*	18,194	193
Elis*	29,815	378
Engie*	342,242	4,575
EssilorLuxottica*	55,598	7,561
Eurazeo*	1,150	62
Eurofins Scientific*	2,932	2,315
Faurecia*	2,518	109
Gaztransport Et Technigaz	8,781	840
Gecina‡	1,397	184
Getlink*	63,681	865
Groupe Guillin	1,169	26
Groupe Partouche*	623	15
Guerbet	1,723	55
Hermes International	2,188	1,884
HEXAOM*	972	37
ICADE‡	953	54
Iliad	403	74
Imerys	2,686	100
Ingenico Group*	1,802	279
Ipsen	1,249	131
JCDecaux*	18,620	322
Kering	2,308	1,532
Klepierre‡	5,298	74
La Francaise des Jeux SAEM	2,478	91
LafargeHolcim	69	3
Legrand	83,850	6,682
L’Oreal	22,908	7,447
LVMH Moet Hennessy Louis Vuitton	24,556	11,483
Mercialys‡	12,820	71
Mersen*	4,721	145
Metropole Television*	10,913	131
Natixis*	28,839	65
Nexans*	6,487	375
Orange	59,730	622
Orpea*	1,490	169
Pernod Ricard	45,501	7,258
Peugeot*	17,391	315
Publicis Groupe	7,074	229
Quadient	9,057	123
Remy Cointreau	714	131
Renault*	6,071	158
Rexel*	40,233	506
Rubis SCA	7,735	310
Safran*	9,767	963
Sanofi	34,436	3,443
Sartorius Stedim Biotech	855	295
Schneider Electric	149,816	18,569
Science*	13,657	202
SCOR*	4,913	136
SEB	623	101
SES, Cl A	12,745	90
Societe BIC	5,303	278
Societe Generale*	24,695	326
Sodexo	2,822	201
Somfy	662	93
STMicroelectronics	19,323	594
Suez	10,152	188
Sword Group	866	32
Tarkett*	4,305	58
TechnipFMC	13,740	88

Description	Shares	Value (000)
Teleperformance	5,105	$1,574
Thales	8,225	619
TOTAL	270,348	9,224
Ubisoft Entertainment*	2,645	239
Valeo	6,940	213
Valneva*	18,541	153
Veolia Environnement	16,490	356
Vicat	4,204	141
Vinci	15,696	1,314
Virbac*	286	66
Vivendi	25,279	703
Wendel	695	64
Worldline*	4,094	336

		150,745

Germany – 6.1%
adidas*	12,910	4,166
ADO Properties*	8,169	226
ADVA Optical Networking*	7,942	56
Allgeier	4,927	302
Allianz	12,708	2,437
alstria office‡	33,866	471
Aroundtown*	33,864	170
Atoss Software	140	22
Aurubis	2,539	173
BASF	170,084	10,340
Bauer*	3,014	33
Bayer	130,278	8,023
Bayerische Motoren Werke	120,547	8,728
Beiersdorf	68,424	7,760
bet-at-home.com	568	24
Brenntag	28,269	1,795
Carl Zeiss Meditec	1,260	159
Centrotec*	1,792	30
Cewe Stiftung & KGAA	1,083	119
Commerzbank*	31,506	154
CompuGroup Medical & KgaA	4,895	453
Continental	3,245	351
Corestate Capital Holding	5,014	98
Covestro	5,251	261
CropEnergies	10,890	189
CTS Eventim & KGaA*	11,804	570
Daimler	26,071	1,402
Delivery Hero*	3,840	442
Dermapharm Holding	6,405	343
Deutsche Bank*	59,809	501
Deutsche Boerse	34,932	6,124
Deutsche EuroShop*	19,814	246
Deutsche Lufthansa*	9,950	86
Deutsche Post	30,133	1,370
Deutsche Telekom	166,369	2,780
Deutsche Wohnen	10,232	512
Draegerwerk & KGaA	908	67
Duerr	3,415	105
E.ON	68,054	750
Eckert & Ziegler Strahlen- und Medizintechnik	10,126	517
Encavis	14,704	288
Evonik Industries	6,606	171
Fraport Frankfurt Airport Services Worldwide*	1,260	50
Fresenius & KGaA	12,735	579
Fresenius Medical Care & KGaA	34,586	2,919

KP International Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
GEA Group	11,888	$417
Gerresheimer	3,759	421
GFT Technologies	5,869	79
Hannover Rueck	4,511	697
HeidelbergCement	4,525	277
HelloFresh*	65,174	3,636
Henkel & KGaA	70,511	6,591
Hochtief	754	58
Hornbach Baumarkt	1,888	100
Hornbach Holding & KGaA	10,890	1,271
Infineon Technologies	37,829	1,064
IVU Traffic Technologies	5,518	104
KION Group	2,056	176
Knorr-Bremse	2,210	261
Krones	948	59
LANXESS	2,336	133
LEG Immobilien	2,050	293
Leifheit	591	22
Linde	19,185	4,535
LPKF Laser & Electronics	12,057	320
Merck KGaA	41,212	6,002
METRO	5,485	55
MTU Aero Engines	11,994	1,991
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	4,263	1,079
Nemetschek	1,665	122
New Work	530	161
Nexus	1,524	82
Paul Hartmann	107	42
ProSiebenSat.1 Media*	20,988	274
Puma*	2,554	229
QIAGEN*	75,711	3,947
RWE	19,569	732
SAP	149,316	23,206
Scout24	3,278	287
Siemens	23,303	2,944
Siemens Energy*	11,652	314
Siemens Healthineers	8,052	361
Software	17,599	866
Stabilus	13,559	794
Symrise, Cl A	3,967	548
TAG Immobilien*	30,688	925
Takkt	4,992	62
TeamViewer*	3,748	185
Telefonica Deutschland Holding	34,296	88
ThyssenKrupp*	10,582	53
Traffic Systems	1,554	56
TUI	37,413	142
Uniper	6,088	196
United Internet	3,313	127
Varta*	4,354	610
Volkswagen	1,028	180
Vonovia	15,821	1,084
Wuestenrot & Wuerttembergische	5,474	92
Zalando*	4,574	428
zooplus*	1,549	288

		135,428

Greece – 0.3%
Aegean Airlines*	27,543	100
Cairo Mezz*	420,783	35
Eurobank Ergasias*	5,049,401	2,232
Fourlis Holdings*	173,901	770

Description	Shares	Value (000)
Hellenic Petroleum	7,730	$42
Hellenic Telecommunications Organization	71,491	1,029
JUMBO*	95,394	1,668
Motor Oil Hellas Corinth Refineries	48,181	567
National Bank of Greece*	219,194	278

		6,721

Hong Kong – 7.1%
Agricultural Bank of China, Cl H	3,018,000	947
AIA Group	2,199,200	21,801
Ajisen China Holdings	760,000	112
Alibaba Group Holding*	397,240	14,313
Analogue Holdings	34,000	4
APT Satellite Holdings	142,000	37
ASM Pacific Technology	10,000	102
BAIC Motor, Cl H	683,239	281
Bank of China, Cl H	4,367,914	1,360
Bank of East Asia	37,013	68
BOC Hong Kong Holdings	108,500	288
Brightoil Petroleum Holdings*	155,000	7
Budweiser Brewing APAC	54,600	160
BYD, Cl H	57,000	907
Champion‡	185,000	92
Chanjet Information Technology, Cl H	800	1
China Aoyuan Group	413,349	425
China Boqi Environmental Holding	193,000	48
China Construction Bank, Cl H	5,874,000	3,836
China Mengniu Dairy	135,000	640
China Mobile	1,214,000	7,806
China National Building Material, Cl H	526,168	670
China Overseas Grand Oceans Group	93,000	54
China Resources Cement Holdings	258,000	356
China Vanke, Cl H	110,477	341
Chow Sang Sang Holdings International	74,000	80
CITIC	1,346,000	995
CK Asset Holdings	78,638	386
CK Hutchison Holdings	247,884	1,502
CK Infrastructure Holdings	20,000	94
CLP Holdings	49,000	457
CNOOC	1,519,000	1,469
Convenience Retail Asia	94,000	49
Convoy Global Holdings*	402,000	2
Country Garden Holdings	1,501,621	1,852
Cowell e Holdings	1,407,000	621
Dah Sing Banking Group	51,600	45
Dah Sing Financial Holdings	8,073	20
Dynam Japan Holdings	96,200	101
Esprit Holdings*	2,189,377	215
First Pacific	536,000	146
Galaxy Entertainment Group*	66,000	447
GDH Guangnan Holdings	210,000	18
Giordano International	652,000	114
Goodbaby International Holdings*	157,000	20
Great Wall Motor, Cl H	669,000	857
Hang Lung Properties	61,000	156
Hang Seng Bank	22,800	337
Henderson Land Development	42,708	158
Hengan International Group	254,500	1,861
Hi Sun Technology China*	315,000	35
HK Electric Investments & HK Electric Investments	80,658	83

KP International Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
HKR International	193,600	$77
HKT Trust	115,740	154
Hong Kong & China Gas	325,939	468
Hong Kong Exchanges and Clearing	36,725	1,732
Hongkong & Shanghai Hotels	256,088	200
HSBC Holdings*	1,298,211	5,032
Hysan Development	107,000	321
Industrial & Commercial Bank of China, Cl H	6,117,000	3,191
International Housewares Retail	240,000	68
Johnson Electric Holdings	389,570	847
K Wah International Holdings	350,000	169
Kerry Properties	24,000	62
Kingboard Holdings	255,340	845
Kowloon Development	44,000	54
Lenovo Group	2,766,000	1,835
Li Ning	441,500	2,075
Link‡	62,300	510
Livzon Pharmaceutical Group, Cl H	51,500	235
L’Occitane International	134,385	236
Logan Group	884,000	1,414
Longfor Group Holdings	192,000	1,088
Lonking Holdings	320,000	85
Luk Fook Holdings International	27,000	66
Meituan Dianping, Cl B*	126,400	3,989
Melco Resorts & Entertainment ADR*	5,973	99
Microport Scientific	21,000	84
MTR	46,877	232
NetDragon Websoft Holdings	50,000	109
NetEase	356,425	6,387
New World Development	44,459	217
Nine Dragons Paper Holdings	179,000	227
Pacific Century Premium Developments*	12,326	3
PCCW	114,136	68
Perfect Shape Medical	364,716	106
Pico Far East Holdings	18,000	2
Ping An Insurance Group of China, Cl H	648,000	6,713
Poly Property Group	111,374	31
Polytec Asset Holdings	415,000	35
Power Assets Holdings	42,500	224
Prosperity‡	257,000	76
Sands China*	71,600	279
Scud Group*	252,000	8
S-Enjoy Service Group	138,000	359
Shenzhou International Group Holdings	258,000	4,407
Shimao Group Holdings	119,000	496
Shui On Land	287,500	36
Sino Land	86,614	102
Sinopec Engineering Group, Cl H	275,000	103
Sinosoft Technology Group*	329,000	52
Sinotruk Hong Kong	262,308	678
SITC International Holdings	600,000	835
SJM Holdings	64,000	76
Skyworth Digital Holdings*	128,000	37
Stella International Holdings	1,037,948	1,018
Sun Hung Kai Properties	39,393	506
Sunlight‡	84,000	38
Swire Pacific, Cl A	13,000	63
Swire Properties	36,600	97
Tai Hing Group Holdings	408,358	86
Techtronic Industries	42,000	559

Description	Shares	Value (000)
Television Broadcasts	132,600	$115
Tencent Holdings	363,000	24,476
Tencent Music Entertainment Group ADR*	273,467	4,039
Texwinca Holdings	850,342	119
Tingyi Cayman Islands Holding	1,467,014	2,589
Town Health International Medical Group*	154,000	7
Trip.com Group ADR*	13,822	430
United Laboratories International Holdings	368,000	381
Vincent Medical Holdings	1,308,000	219
VSTECS Holdings	214,000	143
VTech Holdings	3,911	24
Wang On Properties	4,612,000	56
Want Want China Holdings	2,168,996	1,518
Weichai Power, Cl H	765,000	1,551
WH Group	291,601	239
Wharf Real Estate Investment	50,000	205
Wynn Macau*	50,000	81
XD*	147,600	751
Xinyi Glass Holdings	2,202,000	4,451
Yue Yuen Industrial Holdings	957,000	1,555
Zengame Technology Holding	354,560	48
Zhongsheng Group Holdings	127,500	804

		159,778

Hungary – 0.0%
MOL Hungarian Oil & Gas*	10,037	54
Richter Gedeon Nyrt	1,924	41

		95

India – 3.0%
Aarti Drugs	22,056	233
Asian Paints	88,658	2,393
Aurobindo Pharma	62,375	676
Axis Bank*	321,036	1,859
Bajaj Finance	29,570	1,317
Bata India	41	1
Bharti Airtel	348,754	1,999
Birlasoft	110,345	294
Britannia Industries	29,722	1,532
Cipla	48,634	513
Divi’s Laboratories	25,147	1,043
Dr Reddy’s Laboratories	22,473	1,584
eClerx Services	6,220	59
Glenmark Pharmaceuticals	55,076	362
HCL Technologies	212,074	2,344
HDFC Bank ADR*	3,836	192
HDFC Bank*	234,041	3,440
Housing Development Finance	258,037	6,102
Infosys	347,170	4,795
Infosys ADR	395,241	5,459
IOL Chemicals and Pharmaceuticals	3,866	38
ION Exchange India	6,166	61
Mahindra & Mahindra	101,617	838
Maruti Suzuki India	17,709	1,622
Motherson Sumi Systems	1,824,758	2,859
Mphasis	21,511	404
Oracle Financial Services Software	11,577	483
Redington India	5,025	8
Reliance Industries	278,253	8,446
Reliance Industries	17,780	328

KP International Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
Sanofi India	1,241	$146
Shriram Transport Finance	149,890	1,266
Sun Pharmaceutical Industries	133,871	911
Tata Consultancy Services	181,386	6,146
Torrent Pharmaceuticals	13,180	502
UPL	503,625	3,459
Vodafone Idea*	1,702,315	221
Wipro	624,903	2,663
WNS Holdings ADR*	3,636	233

		66,831

Indonesia – 0.3%
Bank Central Asia	1,419,900	2,591
Bank Mandiri Persero	1,712,400	572
Bank Negara Indonesia Persero	2,554,700	764
Bank Pembangunan Daerah Jawa Timur	467,000	16
Erajaya Swasembada*	1,637,100	171
Media Nusantara Citra*	12,073,643	586
Mitra Pinasthika Mustika	311,062	8
Telekomunikasi Indonesia Persero	10,537,000	1,816
United Tractors	481,294	740

		7,264

Ireland – 0.9%
AC Immune*	18,026	88
AerCap Holdings*	4,202	106
Bank of Ireland Group*	159,720	298
CRH	266,382	9,627
Irish Continental Group	96,182	351
Paddy Power Betfair*	6,947	1,103
Ryanair Holdings ADR*	99,954	8,172
Smurfit Kappa Group	6,904	271

		20,016

Israel – 0.6%
Ashtrom Group	8,795	104
Azrieli Group	1,275	57
Bank Hapoalim	33,875	181
Bank Leumi Le-Israel	43,646	193
Bayside Land	22	13
Bezeq The Israeli Telecommunication*	833,930	970
Blue Square Real Estate	62	2
Brack Capital Properties*	1	—
Camtek*	2,799	43
Check Point Software Technologies*	57,805	6,956
CyberArk Software*	1,100	114
Danel Adir Yeoshua	1,844	214
Delek Automotive Systems	4,195	21
Delta Galil Industries	5,021	81
Elbit Systems	720	88
Elco	3,756	142
Electra	270	122
Electra Consumer Products 1970	2,149	59
Equital*	1	—
First International Bank of Israel*	7,051	147
ICL Group	21,415	76
Industrial Buildings	368,776	690
International Flavors & Fragrances	0	—
Isracard	1	—
Israel Discount Bank, Cl A	44,350	120
Isramco Negev 2	338,439	56

Description	Shares	Value (000)
Magic Software Enterprises	5,915	$78
Malam - Team	381	65
Maytronics	45,158	694
Mizrahi Tefahot Bank	4,296	76
Naphtha Israel Petroleum*	26,244	100
Neto ME Holdings	1,071	45
NICE-Systems*	1,888	428
Norstar Holdings	1,304	6
Partner Communications*	6,086	24
Perion Network*	11,171	78
Prashkovsky Investments and
Construction	10,428	175
Sapiens International	4,688	143
Silicom*	1,618	52
Tadiran Holdings	1,274	83
Teva Pharmaceutical Industries ADR*	30,353	274
Teva Pharmaceutical Industries*	4,022	36
Wix.com*	1,600	408

		13,214

Italy – 1.4%
A2A	205,193	298
ACEA	25,756	542
Amplifon*	14,928	534
Anima Holding	27,893	110
Assicurazioni Generali	33,606	473
Atlantia*	14,906	234
Avio*	19,585	308
Azimut Holding	39,928	723
B&C Speakers*	1,422	16
Banca Carige*	3,461,944	2
Banca Generali	72,922	2,220
Banca Mediolanum	30,358	218
Banca Sistema	126,220	252
Buzzi Unicem	15,474	360
Cairo Communication*	16,623	25
Cellularline	2,087	12
Cerved Group*	11,242	81
CNH Industrial*	212,473	1,657
Davide Campari-Milano	80,537	878
De’ Longhi*	2,424	83
DiaSorin	726	146
Digital Bros	3,711	93
Elica*	16,618	49
Enel	246,678	2,140
Eni	292,728	2,293
Esprinet*	49,779	440
EXOR	3,163	172
Ferrari	3,840	704
Fiat Chrysler Automobiles*	33,721	414
Fine Foods & Pharmaceuticals NTM	8,130	101
FinecoBank Banca Fineco*	18,479	255
Freni Brembo*	300,150	2,995
Hera	116,605	431
Immobiliare Grande Distribuzione SIIQ‡	8,857	31
Infrastrutture Wireless Italiane	6,919	77
Intesa Sanpaolo*	2,342,674	4,399
Iren	323,296	833
Italgas	79,910	504
Italmobiliare	833	29
Leonardo-Finmeccanica	11,424	67

KP International Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
Mediobanca Banca di Credito Finanziario*	19,696	$154
Moncler*	6,130	251
Nexi*	11,474	230
Pharmanutra	641	20
Pirelli & C*	11,293	48
Poste Italiane	15,914	141
Prysmian	7,542	219
Recordati	3,185	163
Reno de Medici	62,734	66
Reply	4,621	534
Saipem	274,730	472
Sanlorenzo*	3,996	79
Sesa*	3,358	338
Snam	62,666	322
Telecom Italia	256,529	103
Telecom Italia	183,615	74
Tenaris	13,268	66
Terna Rete Elettrica Nazionale	43,396	304
Tinexta Spa*	11,170	218
UniCredit*	152,200	1,256
Unipol Gruppo*	316,982	1,385

		31,642

Japan – 16.0%
77 Bank	30,400	469
A&A Material	1,700	17
A&D	5,300	33
ABC-Mart	3,900	203
Acom*	12,100	53
Adastria	10,400	164
ADEKA	15,000	216
Advantest	6,100	296
Aeon	19,900	535
Aeon Delight	4,900	136
AEON Financial Service	10,800	98
Aeon Mall	3,100	44
AGC	6,000	176
Ain Holdings	40,600	2,839
Air Water	18,800	254
Aisin Seiki*	4,800	153
Ajinomoto	14,500	297
Alfresa Holdings	39,600	867
Alpen	5,100	96
Altech	6,519	127
Amada	9,600	90
Amuse*	2,300	53
ANA Holdings*	3,300	76
Anabuki Kosan	2,000	30
Anest Iwata	6,200	51
AOI TYO Holdings	5,600	22
Aozora Bank	3,600	60
Applied	900	45
Arata	2,200	110
Arcs	14,300	366
Argo Graphics	4,700	161
ArtSpark Holdings	9,200	179
Asahi	13,900	244
Asahi Group Holdings	20,100	701
Asahi Intecc	6,200	195
Asahi Kasei*	37,100	325
Asahi Net	21,000	190
Asia Pile Holdings	3,800	18

Description	Shares	Value (000)
Asics	41,100	$575
ASKUL	4,100	167
Astellas Pharma	77,200	1,150
Ateam	5,600	42
Azbil	10,400	388
Bank of Kyoto	2,000	97
Bank of Saga	1,188	15
Beenos	3,500	60
Benesse Holdings	2,100	54
BML	1,700	51
Bridgestone	40,000	1,262
Broccoli	3,100	44
Brother Industries	7,400	117
Bunka Shutter*	77,200	612
Business Brain Showa-Ota	200	3
Business Engineering	1,605	56
Calbee	8,100	267
Canon	207,400	3,439
Capcom	36,100	2,018
Career Design Center	5,600	51
Casio Computer	32,400	526
Cawachi	19,300	536
Central Japan Railway*	4,340	621
Chiba Bank	16,100	89
Chiba Kogyo Bank	32,700	78
Chubu Electric Power	19,300	234
Chugai Pharmaceutical	20,500	920
Chugoku Electric Power	8,700	109
Coca-Cola Bottlers Japan Holdings	3,400	57
Computer Engineering & Consulting	27,000	419
Computer Institute of Japan	9,300	82
Concordia Financial Group	31,300	109
CONEXIO*	6,900	77
Cosmos Pharmaceutical	600	105
Cota	1,760	23
Credit Saison	51,200	542
Creo	3,300	40
Cresco	3,800	50
CTI Engineering	8,800	170
CyberAgent	3,100	192
Cybernet Systems	40,700	344
Dai Nippon Printing	7,500	152
Daicel	6,500	47
Daifuku	7,100	715
Daihen	21,700	878
Dai-ichi Life Holdings	144,600	2,032
Daiichi Sankyo	51,900	1,594
Daiken Medical	20,100	104
Daikin Industries*	54,600	10,042
Daikoku Denki	4,200	40
Daito Pharmaceutical	5,400	182
Daito Trust Construction	2,100	186
Daitron	1,700	25
Daiwa House Industry	34,200	877
Daiwa House Investment, Cl A‡	63	161
Daiwa Office Investment‡	35	201
Daiwa Securities Group	88,900	373
DCM Holdings	78,700	1,083
Dena*	17,100	314
Denso	255,600	11,189
Dentsu Group	6,800	201
Digital Information Technologies	12,000	152
Dip*	16,600	341
Disco	900	219

KP International Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
DMS	454	$6
Doshisha	18,700	375
Duskin	14,000	382
East Japan Railway	23,300	1,433
Ebara Jitsugyo	3,000	89
EDION	35,700	374
Eisai	7,620	694
Eizo	4,900	191
EJ Holdings	1,200	30
Electric Power Development	13,200	204
ENEOS Holdings	94,000	334
EPS Holdings	4,600	46
Exedy*	13,700	178
FamilyMart*	8,000	181
FAN Communications	18,400	84
FANUC	25,880	4,985
Fast Retailing	1,800	1,129
Feed One	2,820	25
Fields*	7,700	25
FINDEX	15,600	200
Foster Electric*	25,600	276
France Bed Holdings	11,400	96
F-Tech*	8,100	39
Fuji Electric	4,100	130
Fuji Heavy Industries	18,400	356
Fuji Media Holdings	68,200	656
Fuji Oil Holdings	11,900	375
Fuji Soft	4,600	236
FUJIFILM Holdings	11,000	542
Fujikura*	29,400	81
Fujimi	3,100	108
Fujitsu	6,000	821
Fukui Computer Holdings*	14,300	418
Fukuoka Financial Group	17,200	289
FULLCAST Holdings	4,200	69
Fumakilla	19,300	315
Funai Electric*	4,500	20
Furukawa	10,500	114
Furusato Industries	1,400	20
Furyu	19,700	223
Future	4,300	89
Gakken Holdings	4,900	76
Gakujo	1,100	12
GLOBERIDE	5,400	159
Glory	20,100	447
GLP J-Reit‡	105	163
GMO Payment Gateway	1,300	139
Godo Steel	15,700	301
Goldcrest*	12,100	158
Gree*	44,900	218
GungHo Online Entertainment*	39,700	854
Hakuhodo DY Holdings	21,900	283
Hamakyorex	1,000	30
Hamamatsu Photonics	4,300	217
Handsman	1,400	25
Hankyu Hanshin Holdings	7,200	231
Hanwa	13,900	278
Hikari Tsushin	600	143
Hino Motors*	8,900	57
Hioki EE	2,700	106
Hirose Electric	1,030	133
Hiroshima Bank	31,700	185
Hisamitsu Pharmaceutical	1,400	72
Hitachi	273,700	9,267

Description	Shares	Value (000)
Hitachi Construction Machinery	3,300	$119
Hitachi Metals*	7,200	111
Hitachi Zosen	219,200	927
Hochiki	1,800	22
Hogy Medical	7,400	255
Hokkaido Electric Power	86,800	371
Hokuetsu	26,300	91
Hokuetsu Industries	2,000	21
Hokuhoku Financial Group	5,600	56
Honda Motor	49,200	1,161
Hoshizaki Electric	6,200	494
Hosiden	39,400	355
Hoya	104,900	11,842
Hulic	8,700	82
Hyakujushi Bank	5,600	95
IDEA Consultants	6,400	118
Idemitsu Kosan	6,122	130
IDOM	20,400	123
Iida Group Holdings	5,000	101
Imagineer	20,700	263
Ines	8,400	131
Infocom	3,400	131
Inpex	61,300	328
Intage Holdings	12,600	119
Internet Initiative Japan	10,100	454
I-O Data Device, Cl O	6,600	68
IR Japan Holdings	1,400	178
ISB	3,100	81
Isetan Mitsukoshi Holdings	8,600	46
Isolite Insulating Products	5,400	24
Isuzu Motors	17,200	150
Itfor*	21,100	182
ITmedia	8,800	234
Ito En	1,500	107
ITOCHU	56,900	1,456
Itochu Techno-Solutions	3,100	118
Itoham Yonekyu Holdings	38,200	274
Itoki	6,400	22
Iwaki	6,400	31
Iwasaki Electric	13,300	182
Jaccs	6,900	112
Jafco*	11,400	481
Japan‡	42	215
Japan Airlines*	3,500	66
Japan Airport Terminal*	1,600	71
Japan Aviation Electronics Industry	2,500	34
Japan Exchange Group	26,900	751
Japan Lifeline	9,100	121
Japan Petroleum Exploration	10,500	163
Japan Post Bank*	11,600	90
Japan Post Holdings*	150,600	1,025
Japan Post Insurance	7,500	118
Japan Prime‡	24	75
Japan Pulp & Paper	800	28
Japan Retail Fund Investment‡	73	113
Japan Tobacco	224,100	4,088
Jeol	3,000	103
JFE Holdings*	16,000	111
JGC Holdings	5,800	60
JMS	9,000	78
Joshin Denki	2,800	70
JSR	6,200	147
JTEKT*	6,300	49
Juki*	14,400	62

KP International Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
Juroku Bank	11,900	$226
Kaga Electronics	16,000	341
Kajima	14,500	175
Kakaku.com	4,100	108
Kaken Pharmaceutical	21,000	963
Kamigumi	2,800	55
Kanamoto	24,800	564
Kandenko	70,400	576
Kanematsu	24,300	297
Kansai Electric Power	20,400	198
Kansai Paint	5,800	144
Kanto Denka Kogyo	27,800	192
Kao	28,800	2,156
KAWADA TECHNOLOGIES	2,400	111
Kawai Musical Instruments Manufacturing*	2,600	68
Kawasaki Heavy Industries*	4,300	58
KDDI	88,500	2,232
Keihan Holdings	2,700	112
Keikyu*	6,300	97
Keio*	3,100	192
Keisei Electric Railway*	4,300	121
Keiyo	11,300	94
Keiyo Bank	9,200	43
Kenedix	52,400	277
Kenedix Retail‡	207	418
Kewpie	22,600	466
Keyence	5,600	2,610
Kikkoman*	4,400	244
Kintetsu Group Holdings*	5,400	230
Kintetsu World Express	8,600	183
Kirin Holdings	130,800	2,455
Kissei Pharmaceutical	3,100	70
Kitz	16,300	93
Kobayashi Pharmaceutical	1,600	155
Kobe Bussan	1,800	99
Koei Chemical	6,400	196
Koito Manufacturing	62,400	3,173
Komatsu	191,300	4,207
Komeri	18,800	594
Komori*	10,400	73
Konami Holdings	11,300	489
Kose*	21,100	2,581
K’s Holdings	52,100	702
Kubota	677,800	12,123
Kuraray	9,200	89
Kureha*	9,600	416
Kurita Water Industries	3,200	105
Kyocera	105,800	6,045
Kyodo Printing	900	23
Kyoei Steel	10,300	132
Kyowa Kirin	8,200	233
Kyushu Electric Power	11,600	106
Kyushu Railway	4,500	96
Lasertec	2,200	180
Lawson	1,500	72
Life	5,600	258
LINE*	2,000	102
Lion	12,500	257
LIXIL Group	47,800	961
M3*	13,400	829
Mabuchi Motor	3,900	151
Maeda	50,400	369
Makita	13,200	631

Description	Shares	Value (000)
Mandom	7,200	$121
Marubeni	51,700	293
Marubun	14,500	73
Marui Group	22,800	436
Maruichi Steel Tube	1,700	42
Marvelous*	22,200	169
Matsumotokiyoshi Holdings	8,000	292
Max	4,800	72
Mazda Motor*	16,000	93
McDonald’s Holdings Japan	2,000	97
MCJ*	74,300	679
Mebuki Financial Group	30,000	68
Medipal Holdings	43,900	879
Megmilk Snow Brand	15,100	366
Meidensha	14,000	216
Meiji Electric Industries	1,600	22
MEIJI Holdings	7,100	542
Meiko Network Japan	21,700	151
Meitec	13,000	662
Meiwa Estate*	3,800	18
Melco Holdings	3,400	77
Menicon	2,472	165
Mercari*	2,900	134
Micronics Japan	32,200	338
Mimasu Semiconductor Industry	23,700	544
Minebea	10,900	207
Mirai‡	738	280
MISUMI Group	8,600	241
Mitsubishi	40,360	965
Mitsubishi Chemical Holdings	38,100	219
Mitsubishi Electric	55,000	745
Mitsubishi Estate	73,200	1,103
Mitsubishi Gas Chemical	4,200	78
Mitsubishi Heavy Industries	9,600	212
Mitsubishi Logistics	16,500	470
Mitsubishi Materials	3,400	67
Mitsubishi Motors*	16,000	35
Mitsubishi Research Institute	5,300	224
Mitsubishi UFJ Financial Group	372,400	1,473
Mitsubishi UFJ Lease & Finance*	11,800	54
Mitsuboshi Belting	3,000	49
Mitsui	49,700	853
Mitsui Chemicals	5,300	127
Mitsui Fudosan	28,300	491
Mitsui Matsushima Holdings*	6,300	44
Mitsui-Soko Holdings	15,100	264
Miura	2,500	122
Mixi	8,600	231
Miyazaki Bank	900	21
Mizuho Financial Group	73,480	918
Mizuno*	3,400	61
Mochida Pharmaceutical	2,400	95
MonotaRO	3,800	189
MS&AD Insurance Group Holdings	26,300	705
Murata Manufacturing	17,500	1,130
Nabtesco	3,600	131
Nafco	23,000	544
Nagoya Railroad*	6,000	164
Nakabayashi	4,800	30
Namco Bandai Holdings	26,300	1,925
NEC	21,100	1,235
NEC Capital Solutions	1,300	23
NET One Systems	19,400	885
Nexon	24,900	621

KP International Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
NGK Insulators	8,100	$115
NGK Spark Plug	4,300	75
NH Foods	8,300	371
Nichiban*	1,600	25
Nichiha	1,500	45
Nichi-iko Pharmaceutical	29,600	336
Nidec	13,600	1,271
Nihon House Holdings*	35,300	94
Nihon Kohden	122,400	4,033
Nihon M&A Center	4,600	263
Nihon Unisys	23,500	741
Niitaka	10,800	348
Nikkon Holdings	5,700	124
Nikon	9,200	62
Nintendo	4,000	2,270
Nippo	31,300	863
Nippon Building Fund‡	41	233
Nippon Carbide Industries	1,500	18
Nippon Commercial Development	7,100	114
Nippon Express	2,200	128
Nippon Paint Holdings	4,500	463
Nippon Paper Industries	8,400	104
Nippon Pillar Packing	12,200	185
Nippon Prologis‡	65	220
Nippon Shinyaku	1,400	115
Nippon Shokubai	6,400	340
Nippon Signal	16,100	159
Nippon Steel*	66,600	627
Nippon Suisan Kaisha	44,200	188
Nippon Telegraph & Telephone	138,000	2,814
Nippon Television Holdings*	66,820	717
Nippon Yusen	27,400	474
Nishi-Nippon Financial Holdings	52,900	369
Nishio Rent All	6,400	136
Nissan Chemical	17,200	920
Nissan Motor*	68,700	243
Nisshin Oillio Group	15,000	453
Nisshin Seifun Group	6,500	103
Nissin Foods Holdings	1,900	179
Nitori Holdings	2,400	499
Nitto Denko	133,900	8,734
Nitto Kogyo	16,200	322
Nohmi Bosai	10,400	238
Nomura	31,900	237
Nomura Holdings	250,900	1,139
Nomura Real Estate Holdings	59,800	1,133
Nomura Real Estate Master Fund‡	123	155
Nomura Research Institute	17,100	504
Noritake*	3,100	98
Noritz	4,500	65
North Pacific Bank	143,200	312
NS Solutions	10,400	321
NSD*	23,900	468
NSK*	10,900	83
NTT Data	134,300	1,715
NTT DOCOMO	54,300	2,002
Obayashi	131,000	1,188
Obic	2,060	362
Odakyu Electric Railway*	8,900	224
Oji Holdings	120,200	550
Okamura	9,100	64
Oki Electric Industry*	23,700	256
Okinawa Cellular Telephone	1,900	72
Olympus*	411,500	8,551

Description	Shares	Value (000)
Omron	112,800	$8,788
Ono Pharmaceutical	11,300	356
Onward Holdings*	42,100	109
Open House	10,500	381
Oracle Japan*	2,000	216
Organo	9,100	493
Oriental Land*	6,100	855
ORIX	39,500	491
Orix JREIT‡	75	115
Osaka Gas	11,300	220
OSJB Holdings	66,900	156
Otsuka	7,800	399
Otsuka Holdings	28,000	1,185
Oyo	5,500	65
Pan Pacific International Holdings	12,800	298
Panasonic	67,300	569
PAPYLESS	1,300	36
Park24*	3,500	57
Pasco	2,000	27
Pasona Group	3,800	58
PCA	3,900	177
Penta-Ocean Construction	88,000	576
PeptiDream*	3,000	140
Persol Holdings*	19,300	314
Pigeon	3,400	152
Pola Orbis Holdings	3,100	59
Poletowin Pitcrew Holdings	9,000	81
Prima Meat Packers	11,700	360
Proto	12,600	152
Punch Industry	4,400	17
Rakuten*	25,800	278
Rasa	4,800	42
Recruit Holdings*	38,700	1,545
Relia	114,600	1,447
Renesas Electronics*	90,200	659
Resona Holdings	470,040	1,598
Restar Holdings	10,700	221
Ricoh	19,600	132
Ricoh Leasing	6,300	171
Ride On Express Holdings	14,300	353
Riken Technos	10,900	44
Rinnai	4,900	478
Riso Kyoiku*	52,000	143
Rohm	13,000	1,003
Roland DG*	17,700	231
Ryoden	2,000	29
Ryohin Keikaku	7,900	131
Sac’s Bar Holdings	4,300	24
Saison Information Systems	900	18
San ju San Financial Group	1,700	22
Sangetsu	17,600	271
Sanken Electric*	4,700	110
Sanki Engineering	32,400	355
Sankyo	12,700	333
Sankyo Tateyama*	7,300	68
Sankyu	7,500	295
Santen Pharmaceutical	10,900	223
Sato Holdings*	13,500	288
Sawai Pharmaceutical	14,800	746
SBI Holdings	7,600	197
SCSK	14,200	795
Secom	13,400	1,226
Sega Sammy Holdings*	49,100	597
Seibu Holdings*	6,400	69

KP International Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
Seiko Epson	8,000	$92
Seiko Holdings*	15,100	204
Sekisui Chemical	35,600	570
Sekisui House	18,300	323
Senko	26,600	248
Seria	2,800	119
Seven & i Holdings	54,400	1,682
Seven Bank	16,800	41
SFP Holdings*	6,800	88
SG Holdings	5,100	264
Sharp	6,500	81
Shibaura Mechatronics	2,300	68
Shimachu	19,800	670
Shimadzu	14,200	432
Shimamura	700	68
Shimano	2,900	571
Shimizu	33,700	253
Shindengen Electric Manufacturing*	5,800	111
Shin-Etsu Chemical	32,900	4,295
Shinoken Group	15,700	147
Shinsei Bank*	5,900	73
Shionogi	8,060	431
Ship Healthcare Holdings	17,300	847
Shiseido	12,200	700
Shizuoka Bank	13,700	95
Showa Denko*	4,100	75
Showa Sangyo	4,400	147
Sinfonia Technology	2,800	32
Sinko Industries	8,600	120
Sintokogio	16,500	111
SK-Electronics*	6,000	62
SKY Perfect JSAT Holdings	169,800	743
SMC	4,400	2,442
Softbank	87,500	978
SoftBank Group*	47,700	2,966
Sohgo Security Services	8,900	423
Soiken Holdings	41,500	354
Soliton Systems	2,200	45
Sompo Holdings	34,900	1,203
Sony	49,900	3,811
Square Enix Holdings*	2,700	179
ST	3,700	80
St. Marc Holdings	5,300	78
St.-Care Holding	4,800	37
Stanley Electric	4,000	115
Starts*	12,300	270
SUMCO	8,500	119
Sumitomo	36,200	434
Sumitomo Bakelite	1,500	41
Sumitomo Chemical	47,500	157
Sumitomo Dainippon Pharma	6,100	80
Sumitomo Electric Industries	42,700	479
Sumitomo Forestry	8,900	142
Sumitomo Heavy Industries	3,400	79
Sumitomo Metal Mining	13,300	411
Sumitomo Mitsui Financial Group	73,700	2,046
Sumitomo Mitsui Trust Holdings	20,500	544
Sumitomo Realty & Development	9,800	289
Sumitomo Riko*	28,100	150
Sumitomo Rubber Industries	4,300	40
Sundrug	9,200	347
Suntory Beverage & Food	12,200	458
Sun-Wa Technos	11,000	93
Suruga Bank	50,700	183

Description	Shares	Value (000)
Suzuken	2,300	$88
Suzuki Motor*	11,100	474
SWCC Showa Holdings	11,600	134
Sysmex	5,120	489
Systena	28,300	493
T&D Holdings	43,000	422
Taiheiyo Cement	48,500	1,235
Taiho Kogyo, Cl A	1,858	10
Taisei	6,100	206
Taisho Pharmaceutical Holdings	900	59
Taiyo Nippon Sanso	4,000	62
Takara Leben	87,900	260
Takara Leben Real Estate Investment‡	416	345
Takara Standard	10,700	144
Takasago International	1,100	23
Takeda Pharmaceutical	70,324	2,510
Takeei	17,100	164
Tama Home	40,400	532
Tamron	23,300	368
Tanseisha	24,000	163
TDK	9,100	994
TechnoPro Holdings*	2,900	181
Teijin*	5,400	84
Teikoku Tsushin Kogyo	1,600	18
Terumo	192,800	7,677
T-Gaia	14,100	264
THK	3,600	90
Tigers Polymer*	3,500	14
TIS	44,900	952
TKC	5,600	363
Toa	3,800	31
Tobu Railway	5,800	179
TOC	2,300	14
Tochigi Bank	12,900	22
Toho	10,800	446
Toho Gas	2,500	124
Tohoku Electric Power*	12,200	122
Tokai	3,700	73
Tokio Marine Holdings	42,300	1,848
Tokuyama	5,600	135
Tokyo Century	1,400	76
Tokyo Electric Power Holdings*	42,000	116
Tokyo Electron	4,500	1,174
Tokyo Electron Device	9,900	296
Tokyo Gas	22,900	523
Tokyo Keiki	1,900	17
Tokyo Ohka Kogyo	10,700	553
Tokyo Tekko*	1,600	27
Tokyotokeiba	13,800	703
Tokyu	14,500	188
Tokyu Fudosan Holdings	17,400	75
Tomen Devices	3,400	132
TOMONY Holdings	37,800	122
Tomy	59,900	515
Toppan Forms	3,500	33
Toppan Printing	7,400	104
Topre	27,500	296
Toray Industries	41,400	189
Torii Pharmaceutical	11,700	333
Toshiba	11,400	290
Tosoh	7,400	120
TOTO*	4,500	207
Tow	11,100	35

KP International Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
Towa Pharmaceutical	32,200	$646
Toyo Machinery & Metal*	7,000	29
Toyo Seikan Group Holdings	64,800	644
Toyo Suisan Kaisha	20,900	1,106
Toyobo	8,800	121
Toyoda Gosei	2,000	46
Toyota Industries	10,900	689
Toyota Motor	180,100	11,878
Toyota Tsusho	6,400	179
Transaction	17,300	193
Transcosmos*	13,500	368
Trend Micro*	4,200	256
TSI Holdings*	7,200	22
Tsubakimoto Chain	1,500	35
Tsumura	22,700	708
Tsuruha Holdings	1,200	170
TV Asahi Holdings	30,300	481
ULS Group	1,500	60
Unicharm	12,200	546
UNITED	10,000	139
United Urban Investment‡	87	97
USS	22,500	403
Vital KSK Holdings	10,700	111
Wacom	35,900	236
Wakita	14,700	147
Warabeya Nichiyo Holdings	11,700	173
Waseda Academy	5,700	55
Watts	8,800	79
Welcia Holdings	3,000	132
West Japan Railway*	7,500	370
Will Group	27,100	222
World Holdings	6,600	131
Wowow	3,700	98
Xebio Holdings*	12,400	90
Yakult Honsha	3,600	200
YAMABIKO	9,900	121
Yamada Denki	23,400	117
Yamaguchi Financial Group	15,700	102
Yamaha	4,200	201
Yamaha Motor	7,800	113
Yamaichi Electronics	6,400	79
Yamanashi Chuo Bank	10,000	78
Yamato Holdings	9,420	248
Yamazaki Baking	3,100	54
Yamazen	3,900	39
Yaskawa Electric	7,300	286
Yokogawa Bridge Holdings	6,800	126
Yokogawa Electric	7,400	117
Yokohama Reito	19,800	172
Yokohama Rubber	4,300	61
Z Holdings*	80,600	537
Zenrin	5,500	59
ZERIA Pharmaceutical	8,600	164
ZOZO	21,200	592
Zuken	2,700	73

		357,005

Kenya – 0.0%
East African Breweries	484,578	761

Luxembourg – 0.0%
Ternium ADR*	11,639	219

Description	Shares	Value (000)
Malaysia – 0.2%
Allianz Malaysia	6,200	$20
Greatech Technology*	158,400	263
Hartalega Holdings	236,100	924
Hong Leong Bank	200	1
Hong Leong Industries	1,851	3
Insas	326,100	60
Kenanga Investment Bank	85,500	14
Kossan Rubber Industries	187,400	619
KSL Holdings*	551,500	66
Lii Hen Industries	44,000	35
Malayan Banking	43,400	76
Malaysian Pacific Industries	17,267	78
Petron Malaysia Refining & Marketing	40,506	32
Public Bank	44,800	169
Sime Darby	809,700	488
Syarikat Takaful Malaysia Keluarga	24,000	29
Top Glove	485,700	975
Tropicana*	48	—
Unisem	23,619	20
ViTrox	16,500	48

		3,920

Mexico – 0.8%
Cemex ADR*	68,152	259
Credito Real SOFOM ER*	2,787	1
Fomento Economico Mexicano ADR	19,000	1,068
Genomma Lab Internacional, Cl B*	2,395,036	2,329
Gentera*	3,105,122	877
Gruma, Cl B	26,668	295
Grupo Aeroportuario del Pacifico, Cl B*	376,332	3,018
Grupo Financiero Banorte, Cl O*	225,469	779
Grupo Financiero Inbursa, Cl O*	3,283,362	2,537
Grupo Lala, Cl B	1,152,275	713
Grupo Televisa ADR*	89,573	554
Industrias Bachoco	233,845	735
Kimberly-Clark de Mexico, Cl A	482,207	762
Nemak*	1,180,051	342
Qualitas Controladora	65,633	248
Wal-Mart de Mexico	1,002,423	2,398

		16,915

Netherlands – 3.0%
ABN AMRO Bank	13,628	114
Accell Group*	3,563	99
Adyen*	552	1,017
Aegon	56,811	148
Akzo Nobel	66,288	6,722
Alfen Beheer BV*	15,336	980
Altice Europe, Cl A*	19,589	94
Amsterdam Commodities	4,747	104
ArcelorMittal*	78,566	1,050
ASM International	17,944	2,577
ASML Holding	15,081	5,562
ASR Nederland	11,193	378
Boskalis Westminster*	224,190	4,468
Coca-Cola European Partners	1,470	58
Eurocommercial Properties‡ *	48,039	560
Euronext	2,926	367
Flow Traders	5,513	220
ForFarmers	6,502	40
Galapagos ADR*	400	57

KP International Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
Galapagos*	1,306	$185
Heineken	28,803	2,563
Heineken Holding	3,449	269
Hunter Douglas*	1,103	64
ING Groep*	601,055	4,270
Just Eat Takeaway.com*	5,768	646
Koninklijke Ahold Delhaize	83,513	2,474
Koninklijke BAM Groep*	181,518	230
Koninklijke DSM	5,254	866
Koninklijke KPN	454,543	1,069
Koninklijke Philips*	166,215	7,823
Koninklijke Vopak	2,017	114
Nederland Apparatenfabriek*	1,082	54
NN Group	9,814	368
Pharming Group*	126,092	140
Prosus*	14,847	1,371
Randstad*	75,642	3,947
RELX	197,862	4,406
SBM Offshore	410,230	6,568
Signify*	3,744	139
TKH Group	1,232	45
Unibail-Rodamco-Westfield‡	3,358	124
Unilever	44,495	2,684
Van Lanschot Kempen	21,603	400
Wolters Kluwer	8,244	703

		66,137

New Zealand – 0.1%
a2 Milk*	22,536	229
Argosy Property‡	51,461	46
Auckland International Airport*	37,693	182
EBOS Group	10,301	167
Fisher & Paykel Healthcare	17,612	387
Fletcher Building*	132,778	339
Heartland Group Holdings	27,291	23
Mercury NZ	20,749	70
Meridian Energy	40,395	133
NZX	83,714	90
PGG Wrightson	6,591	12
Property for Industry‡	32,158	58
Pushpay Holdings*	141,273	830
Ryman Healthcare	11,764	110
Skellerup Holdings	43,989	85
SKY Network Television*	1,589,187	151
Spark New Zealand	55,959	175
Summerset Group Holdings	26,942	160
Vista Group International*	37,912	41

		3,288

Norway – 0.9%
ABG Sundal Collier Holding	55,198	31
Adevinta, Cl B*	28,264	486
Bakkafrost P*	25,834	1,667
DNB	63,588	878
Equinor	104,607	1,486
Fjordkraft Holding	32,598	317
Gjensidige Forsikring	5,695	116
Mowi*	13,622	242
Nordic Semiconductor*	16,283	168
Norsk Hydro*	38,269	105
Norwegian Finans Holding	44,256	321

Description	Shares	Value (000)
Orkla	22,847	$231
Salmar*	2,311	131
Sandnes Sparebank	6,060	43
Schibsted, Cl A*	11,411	504
Schibsted, Cl B*	12,372	494
SpareBank 1 BV	17,631	67
SpareBank 1 Nord Norge	21,961	151
Sparebank 1 Oestlandet	26,700	250
SpareBank 1 SMN	4,125	37
Sparebanken Vest	17,302	117
Telenor	21,644	363
TGS NOPEC Geophysical	270,070	3,257
Veidekke*	13,361	173
Yara International	201,129	7,740

		19,375

Panama – 0.2%
Copa Holdings, Cl A*	84,800	4,269

Peru – 0.1%
Cia de Minas Buenaventura ADR	38,092	465
Credicorp	22,149	2,747

		3,212

Philippines – 0.0%
Bank of the Philippine Islands	365,390	484
First Gen	281,900	136
GT Capital Holdings	47,270	379
Lopez Holdings*	759,100	36
Megaworld*	872,000	54
SSI Group*	279,000	7

		1,096

Poland – 0.2%
Asseco Poland	12,648	228
Budimex	1,332	84
CD Projekt*	6,645	720
Enea*	60,238	89
Grupa Lotos	53,969	481
KGHM Polska Miedz*	43,040	1,310
Neuca	96	13
Polski Koncern Naftowy Orlen	49,146	584
Powszechny Zaklad Ubezpieczen*	76,784	492
Santander Bank Polska*	6,708	247
TEN Square Games	4,248	628

		4,876

Portugal – 0.2%
Banco Espirito Santo*	46,916	—
EDP-Energias de Portugal	83,337	410
Galp Energia	270,811	2,507
Jeronimo Martins	7,168	115
NOS SGPS	33,038	117
Semapa-Sociedade de Investimento e Gestao	4,267	38
Sonae SGPS	326,113	222

		3,409

Qatar – 0.1%
Mannai	7,450	6
Ooredoo QPSC	636,880	1,177

KP International Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
United Development QSC	170,100	$87

		1,270

Russia – 0.4%
Alrosa PJSC	743,892	706
Globaltrans Investment GDR	22,615	152
Lukoil PJSC ADR	7,468	429
Magnit PJSC	4,245	272
Magnitogorsk Iron & Steel Works PJSC GDR	21,839	142
MMC Norilsk Nickel PJSC ADR	10,156	245
PhosAgro PJSC GDR	4,373	54
PhosAgro PJSC (LSE Shares) GDR	32,751	394
Polyus PJSC GDR	1,722	182
Sberbank of Russia PJSC ADR	122,106	1,424
Tatneft PJSC ADR	1,676	60
VEON ADR*	163,551	206
Yandex, Cl A*	72,944	4,759

		9,025

Singapore – 1.8%
AEM Holdings	181,700	516
ARA LOGOS Logistics Trust‡	218,300	99
Ascendas‡	93,716	224
Best World International(A)	17,700	18
CapitaLand	82,321	164
CapitaLand Commercial Trust‡	74,974	91
CapitaLand Mall Trust‡	82,800	118
City Developments	13,800	77
CSE Global	303,300	104
Dairy Farm International Holdings	9,400	36
DBS Group Holdings	304,234	4,468
Delfi	1,744,100	893
Food Empire Holdings	52,600	23
Frencken Group	380,900	277
Genting Singapore	1,014,300	500
Great Eastern Holdings	51,200	682
Haw Par	52,512	359
Hi-P International, Cl P	123,000	107
Hongkong Land Holdings	1,031,600	3,845
Jardine Cycle & Carriage	2,533	34
Jardine Matheson Holdings	200,600	7,966
Jardine Strategic Holdings	28,200	561
Jumbo Group	71,700	16
Keppel	43,900	143
Keppel DC‡	356,800	764
Mapletree Commercial Trust‡	65,500	93
Mapletree Logistics Trust‡	76,700	115
Olam International	70,700	66
Oversea-Chinese Banking	100,765	626
Sasseur Real Estate Investment Trust‡	37,700	21
SATS	721,000	1,502
Sheng Siong Group	434,600	514
Sing Holdings	134,800	37
Singapore Airlines	40,750	104
Singapore Exchange	23,700	160
Singapore Medical Group	75	—
Singapore Post	400,400	189
Singapore Technologies Engineering	46,500	119
Singapore Telecommunications	2,383,500	3,717
Sunningdale Tech	66,700	71
Suntec‡	70,300	75

Description	Shares	Value (000)
United Industrial	18,948	$29
United Overseas Bank	593,270	8,302
UOL Group	12,285	60
Venture	84,600	1,196
Wilmar International	56,800	184
Yangzijiang Shipbuilding Holdings	78,700	57
Yanlord Land Group	685,800	571

		39,893

South Africa – 1.0%
Alviva Holdings	10,324	4
Anglo American	33,533	809
Anglo American Platinum	38,410	2,665
Bid	88,259	1,358
Bidvest Group	177,491	1,462
Capitec Bank Holdings*	33,462	2,071
Cie Financiere Richemont	89,646	598
Clicks Group	117,224	1,550
DataTec*	28,258	38
Exxaro Resources	10,959	82
FirstRand	401,190	988
Gold Fields ADR	60,710	746
Grindrod	1,542,688	323
Kumba Iron Ore	21,955	651
Momentum Metropolitan Holdings	121,518	112
Raubex Group	557,288	630
Standard Bank Group	179,911	1,160
Telkom	286,688	450
Tiger Brands	588,024	6,687
Tsogo Sun Gaming	240,625	49
Tsogo Sun Hotels*	48,518	4

		22,437

South Korea – 2.9%
Amore Pacific Group	19,449	816
Cheil Worldwide	24,245	434
Chong Kun Dang Pharmaceutical	784	111
CJ	2,103	146
CJ Hello	45,601	151
Daelim Industrial	5,063	336
Daeyang Electric	3,787	36
Dong-A ST, Cl A	464	37
Dongyang E&P	10,103	148
Douzone Bizon	27,675	2,475
GS Home Shopping	3,105	341
Hana Financial Group	31,926	768
Hankook Tire & Technology	18,508	498
Hanwha Aerospace*	1,076	23
Hyundai Motor	8,009	1,219
JB Financial Group	9,678	37
Kakao	6,333	1,975
Kia Motors	59,695	2,394
Kortek	7,202	51
KT	20,346	399
KT ADR	93,225	896
LG	23,028	1,462
LG Display*	24,679	323
LG Electronics	39,122	3,082
LG Household & Health Care	3,485	4,317
LG Innotek	9,778	1,296
LG Uplus	101,551	998
NAVER	16,974	4,305
NCSoft	2,187	1,508

KP International Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
Neowiz*	20,154	$443
NHN*	6,396	407
POSCO	1,529	255
S-1, Cl 1	9,697	727
Samsung Electronics	295,613	14,696
Samsung Electronics GDR	8,470	10,538
Samsung Fire & Marine Insurance	8,501	1,320
Samsung SDS	2,933	426
SeAH Holdings	225	14
SK Hynix	57,950	4,153
SK Telecom	9,211	1,876
Tovis	7,623	42
UIL	6,402	21
Youngone Holdings	595	19

		65,519

Spain – 0.9%
Acerinox	41,298	341
ACS Actividades de Construccion y Servicios	8,744	198
Aena SME*	1,995	279
Almirall	64,995	730
Amadeus IT Group, Cl A	121,334	6,755
Banco Bilbao Vizcaya Argentaria*	199,752	555
Banco Santander*	502,141	940
Bankia	280,001	406
Bankinter	22,135	95
CaixaBank	109,470	232
Cellnex Telecom*	9,448	575
Cia de Distribucion Integral Logista Holdings	2,256	39
Enagas	7,996	184
Endesa	9,675	258
Faes Farma	68,735	278
Ferrovial	24,682	598
Gestamp Automocion*	86,163	249
Grifols	9,086	261
Iberdrola	180,140	2,211
Industria de Diseno Textil	33,228	925
Laboratorios Farmaceuticos Rovi	2,353	87
Mapfre	33,069	52
Mediaset Espana Comunicacion*	16,938	63
Naturgy Energy Group	9,331	187
Naturhouse Health SAU	5,270	8
Pharma Mar	5,299	671
Red Electrica	13,186	247
Repsol	45,319	304
Sacyr	144,905	258
Siemens Gamesa Renewable Energy	7,262	196
Telefonica	149,827	515
Viscofan	23,076	1,538

		20,235

Sweden – 2.1%
AddNode Group, Cl B*	3,262	75
Alfa Laval*	9,485	210
Angler Gaming	25,541	64
Arise*	45,868	211
Arjo	89,437	554
Assa Abloy, Cl B	155,481	3,634
Atlas Copco, Cl A	20,327	969
Atlas Copco, Cl B	11,887	496
Avanza Bank Holding	13,100	257

Description	Shares	Value (000)
Axfood	22,896	$525
Bergman & Beving, Cl B	5,478	53
Betsson	40,659	313
BHG Group*	20,272	286
BioGaia, Cl B	1,875	122
Biotage*	22,089	437
Boliden	8,409	250
Boule Diagnostics*	3,890	24
Bravida Holding	34,105	413
Bredband2 i Skandinavien	188,283	37
Bure Equity	4,665	147
Byggmax Group*	139,679	825
Catella*	51,082	125
Clas Ohlson, Cl B*	36,924	376
Cloetta, Cl B*	244,040	709
Coor Service Management Holding*	31,361	214
Dios Fastigheter*	4,146	29
Doro*	2,251	12
Duni*	4,447	45
Electrolux	6,870	160
Eolus Vind, Cl B	20,875	370
Epiroc, Cl A	19,723	286
Epiroc, Cl B	12,336	171
Equities	6,869	133
Essity, Cl B	125,698	4,240
Evolution Gaming Group	3,873	257
Fortnox	21,714	653
G5 Entertainment	9,464	397
Getinge, Cl B	139,068	3,029
GHP Specialty Care*	15,964	38
Hennes & Mauritz, Cl B*	24,118	416
Hexagon, Cl B*	8,573	647
Humana*	4,529	29
Husqvarna, Cl B	44,900	494
ICA Gruppen	3,208	163
Industrivarden, Cl C*	4,770	127
Indutrade*	6,340	340
Instalco	13,079	291
Investment Latour, Cl B	4,268	100
Investor, Cl B*	13,796	904
Inwido*	94,748	967
Kindred Group*	44,027	320
Kinnevik*	7,466	304
Klovern, Cl B	70,821	131
L E Lundbergforetagen, Cl B*	2,275	113
LeoVegas	85,052	360
Lindab International	57,486	1,003
Loomis, Cl B*	13,958	382
Lundin Energy	5,754	115
Modern Times Group, Cl B*	16,839	236
NCC, Cl B	40,465	738
Nederman Holding*	1,121	17
New Wave Group, Cl B*	28,903	153
Nibe Industrier, Cl B*	9,499	244
Nobia*	27,585	185
Nobina*	44,554	293
Nolato, Cl B*	6,539	636
Nordea Bank Abp	121,067	923
Nordic Entertainment Group, Cl B*	17,148	725
Nyfosa*	108,823	966
Paradox Interactive	20,277	690
Pricer, Cl B	186,747	490
Ratos, Cl B	40,505	152
RaySearch Laboratories*	3,236	32

KP International Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
Recipharm, Cl B*	33,763	$587
Sandvik*	106,929	2,085
Scandi Standard*	21,992	168
Sectra, Cl B	2,019	134
Securitas, Cl B*	10,262	157
Skandinaviska Enskilda Banken, Cl A*	48,689	433
Skanska, Cl B	10,189	215
SKF, Cl B	11,595	239
Stillfront Group*	6,473	813
Svenska Cellulosa, Cl B*	18,456	267
Svenska Handelsbanken, Cl A*	158,607	1,329
Swedbank, Cl A*	27,586	432
Swedish Match	17,243	1,409
Swedish Orphan Biovitrum*	25,433	616
Systemair*	1,174	31
Tele2, Cl B	15,154	214
Telefonaktiebolaget LM Ericsson, Cl B	88,910	973
Telia	80,594	331
Tethys Oil*	35,326	169
Thule Group*	6,260	207
VBG Group, Cl B*	643	10
Volvo, Cl B*	45,467	877

		46,528

Switzerland – 7.2%
ABB	89,381	2,271
Adecco Group	32,049	1,686
Alcon*	30,305	1,717
Allreal Holding	5,338	1,152
ALSO Holding	5,173	1,368
ams*	17,953	408
Ascom Holding*	18,817	261
Bachem Holding, Cl B	1,118	474
Baloise Holding	1,417	208
Banque Cantonale Vaudoise	971	99
Barry Callebaut	89	198
Basilea Pharmaceutica*	3,199	176
Belimo Holding	57	430
BKW	1,774	189
Burkhalter Holding	930	64
Chocoladefabriken Lindt & Spruengli	34	286
Chocoladefabriken Lindt & Spruengli	3	267
Cie Financiere Richemont, Cl A	202,336	13,518
Clariant*	5,657	111
Coca-Cola*	6,140	152
Credit Suisse Group	73,936	741
dormakaba Holding	587	318
EMS-Chemie Holding	256	229
Galenica	11,643	811
Geberit	6,107	3,614
Georg Fischer	254	263
Givaudan	279	1,202
Gurit Holding	124	264
Helvetia Holding	2,422	206
Hiag Immobilien Holding*	243	24
Huber + Suhner	1,058	79
Implenia	6,924	212
Ina Invest Holding*	586	12
Interroll Holding	60	151
Julius Baer Group	65,443	2,777
Kardex Holding	131	24
Kuehne + Nagel International	1,608	312
LafargeHolcim	206,993	9,416

Description	Shares	Value (000)
Lastminute.com*	4,903	$102
Logitech International	28,306	2,183
Lonza Group	2,266	1,396
Metall Zug	11	16
Nestle	238,131	28,275
Novartis	265,801	23,043
Orell Fuessli Holding	203	20
Partners Group Holding	569	524
PSP Swiss Property	786	95
Roche Holding	76,478	26,197
Schindler Holding	639	174
Schindler Holding	1,271	347
Schweiter Technologies	57	79
SFS Group	1,573	158
SGS	183	490
Siegfried Holding*	529	362
SIG Combibloc Group, Cl C*	23,140	464
Sika	19,097	4,684
Sonova Holding*	5,298	1,336
Straumann Holding	324	327
Swatch Group	1,404	63
Swatch Group BR	27,012	6,283
Swiss Life Holding	981	371
Swiss Prime Site	2,187	198
Swiss Re	8,944	662
Swisscom	785	416
Swissquote Group Holding	1,695	138
Tamedia*	1,993	144
Tecan Group	2,164	1,078
Temenos	2,001	269
u-blox Holding	4,580	254
UBS Group	612,947	6,832
Vaudoise Assurances Holding	78	39
Vetropack Holding*	1,951	120
Vifor Pharma	1,321	180
VZ Holding	1,065	95
V-ZUG Holding*	110	9
Zehnder Group	5,319	258
Zurich Insurance Group	19,203	6,685

		160,056

Taiwan – 2.9%
AU Optronics ADR*	578,712	2,164
ChipMOS Technologies ADR	11,140	215
Chroma ATE	188,000	1,003
Delta Electronics	342,516	2,250
E.Sun Financial Holding	2,338,317	2,076
Giant Manufacturing	290,414	2,757
Himax Technologies ADR*	8,099	29
King Slide Works	34,847	339
MediaTek	249,000	5,270
Merida Industry	215,428	1,747
PChome Online	172,587	604
Silicon Motion Technology ADR	12,215	461
Taiwan Semiconductor Manufacturing	537,000	8,113
Taiwan Semiconductor Manufacturing ADR	371,653	30,130
Teco Electric and Machinery	983,387	1,016
Uni-President Enterprises	1,584,000	3,421
United Microelectronics ADR	498,001	2,385
Yungtay Engineering	641,000	1,225

		65,205

KP International Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
Thailand – 0.2%
Airports of Thailand	1,335,600	$2,389
Bangkok Bank NVDR	21,200	65
Delta Electronics Thailand NVDR	43,500	217
Kasikornbank	357,000	872
Major Cineplex Group	2,120,400	1,041
Major Cineplex Group	46,800	23

		4,607

Turkey – 0.3%
Akbank T.A.S.*	1,085,533	726
Anadolu Efes Biracilik Ve Malt Sanayii	45,133	121
BIM Birlesik Magazalar*	71,588	646
Dogan Sirketler Grubu Holding	2,244,390	690
Dogus Otomotiv Servis ve Ticaret*	91,794	185
Eregli Demir ve Celik Fabrikalari	353,189	433
Haci Omer Sabanci Holding	648,510	700
KOC Holding	148,028	282
Koza Altin Isletmeleri*	2,756	28
Turk Telekomunikasyon	253,374	234
Turkiye Is Bankasi, Cl C*	1,029,411	714
Ulker Biskuvi Sanayi*	165,017	491
Vestel Elektronik Sanayi ve Ticaret*	182,299	411
Yapi ve Kredi Bankasi*	1,522,527	420

		6,081

United Arab Emirates – 0.0%
Emaar Properties PJSC*	1,186,814	903

United Kingdom – 12.0%
3i Group	180,435	2,321
4imprint Group*	9,467	228
888 Holdings	25,131	82
Admiral Group	39,033	1,315
Aggreko	601,543	2,857
Anglo American	353,709	8,525
Antofagasta	11,215	147
Ashtead Group	13,633	490
Associated British Foods	10,528	253
Assura‡	13	—
AstraZeneca	39,973	4,364
Atlantica Sustainable Infrastructure	18,217	521
Auto Trader Group	147,761	1,073
Avast	18,587	126
AVEVA Group	2,168	134
Aviva	121,602	447
BAE Systems	250,445	1,554
Bank of Georgia Group*	17,201	198
Bank of Ireland Group*	11,295	22
Barclays*	1,270,417	1,601
Barratt Developments*	71,582	438
Barrick Gold	940	25
BasWare*	1,307	58
Begbies Traynor Group	81	—
Berkeley Group Holdings	109,326	5,952
BHP Group	445,527	9,493
Bodycote	13,206	99
boohoo Group*	129,347	627
Bovis Homes Group*	8,016	59
BP	1,247,719	3,628
British American Tobacco	76,407	2,741
British Land‡ *	24,398	106
BT Group, Cl A	266,685	338

Description	Shares	Value (000)
Bunzl	75,329	$2,432
Burberry Group	12,427	248
Capita*	475,938	187
Carnival*	288,479	3,681
Cementir Holding	10,344	72
Centamin	116,090	303
Central Asia Metals	29,946	62
Centrica*	313,553	162
Checkit*	37,991	21
Close Brothers Group	18,166	239
Coca-Cola European Partners	16,238	630
Codemasters Group Holdings*	32,388	153
Compass Group*	455,386	6,844
Computacenter	14,855	454
ConvaTec Group	454,197	1,049
Craneware	2,549	51
Cranswick	8,007	376
CRH	7,747	278
Croda International	3,926	316
Daily Mail & General Trust, Cl A	22,229	186
Dart Group	40,787	353
DCC	19,206	1,484
Devro	95,397	228
DFS Furniture	11,222	24
Diageo	468,492	16,070
Dialog Semiconductor*	21,387	933
Dignity*	21,851	120
Direct Line Insurance Group	131,661	458
Drax Group	296,405	1,018
DS Smith*	232,472	880
Dunelm Group*	41,528	750
easyJet	65,026	419
Electrocomponents	269,040	2,464
Elementis*	88,293	87
EMIS Group	58,419	784
Endava ADR*	3,591	227
Epwin Group*	6,441	6
Ergomed*	8,559	84
Euromoney Institutional Investor*	19,821	205
Evraz	12,827	57
Experian	282,951	10,641
FDM Group Holdings	37,741	495
Ferguson	6,829	688
Flutter Entertainment*	16,369	2,583
Future	24,278	607
G4S*	465,020	1,202
Games Workshop Group	7,551	993
Gamesys Group	24,921	383
Gamma Communications	1,106	24
Genel Energy	58,432	91
Georgia Capital*	25,305	119
GlaxoSmithKline	152,827	2,859
Glencore*	821,875	1,698
Global Ports Investments GDR*	220,689	685
Globaltrans Investment GDR	39,129	240
Go-Ahead Group*	13,315	100
Grainger	175,947	674
Greencore Group*	15,104	19
Greggs*	2,905	44
GVC Holdings*	137,014	1,712
Halfords Group	109,024	256
Halma	11,852	358
Hargreaves Lansdown	10,114	205
Hays*	440,448	641

KP International Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
Hikma Pharmaceuticals	25,498	$852
Hiscox*	22,566	261
HomeServe	154,057	2,455
Hon Hai Precision Industry GDR	185,240	989
HSBC Holdings*	620,377	2,414
Hummingbird Resources*	61,817	28
IG Group Holdings	76,069	778
IMI	438,299	5,939
Imperial Brands	28,829	509
Inchcape*	81,794	465
Informa*	80,293	388
IntegraFin Holdings	68,439	448
InterContinental Hotels Group*	8,884	468
International Personal Finance*	293,772	176
Intertek Group	55,172	4,491
Investec	129,686	239
ITV*	635,824	553
J Sainsbury	50,039	123
JD Sports Fashion*	12,708	133
John Menzies*	15,811	23
John Wood Group*	60,330	165
Johnson Matthey	104,766	3,178
Johnson Service Group*	63,371	74
Jupiter Fund Management	107,360	310
Just Eat Takeaway.com*	9,707	1,091
Just Group*	37,539	22
Kainos Group	14,732	189
KAZ Minerals	7,212	49
Keller Group	13,795	108
Kerry Group, Cl A	4,836	621
Kingfisher*	65,882	252
Kingspan Group*	4,720	429
Land Securities Group‡	21,076	142
Legal & General Group	177,830	430
Lloyds Banking Group*	15,248,255	5,166
London Stock Exchange Group	9,635	1,102
Lookers*	129,424	35
Lukoil PJSC ADR	196	11
M&G	76,476	157
Man Group	386,527	572
Marks & Spencer Group*	163,049	205
Marston’s*	565,773	322
McBride*	20,776	16
McCarthy & Stone*	91,111	83
Melrose Industries*	142,822	212
Micro Focus International*	147,550	467
Mondi	14,791	312
Moneysupermarket.com Group	19,705	68
Morgan Advanced Materials*	16,080	49
Morgan Sindall Group*	8,356	123
National Express Group*	138,970	274
National Grid	106,914	1,228
Network International Holdings	252,888	894
Next*	4,050	309
Ninety One*	92,709	243
Nomad Foods*	72,667	1,852
Non-Standard Finance*	128,595	8
Ocado Group*	13,922	493
Oxford Instruments*	5,840	120
Pagegroup*	59,880	289
Patisserie Holdings	3,055	—
PayPoint	22,692	148
Pearson	24,261	172
Persimmon	9,745	310

Description	Shares	Value (000)
Petrofac*	19,081	$27
Petropavlovsk*	982,662	417
Pets at Home Group	194,326	1,061
Phoenix Group Holdings	45,469	404
Playtech*	83,857	392
Plus500	49,892	1,011
Polar Capital Holdings	9,928	60
Premier Foods*	404,392	484
Provident Financial	70,284	176
Prudential	97,198	1,390
QinetiQ Group	34,799	124
Rank Group	14,029	17
Rathbone Brothers	8,123	162
Reach*	100,987	101
Reckitt Benckiser Group	104,565	10,215
Redde Northgate	63,905	152
RELX	222,862	4,957
Rentokil Initial*	56,884	392
Rightmove*	466,819	3,761
Rio Tinto	128,628	7,724
Robert Walters*	1,244	6
Rolls-Royce Holdings*	664,441	1,106
Rotork	127,986	464
Royal Bank of Scotland Group*	143,268	196
Royal Dutch Shell, Cl A	124,929	1,552
Royal Dutch Shell, Cl B	415,165	5,033
Royal Mail*	270,962	833
RPS Group*	40,677	24
RSA Insurance Group	31,000	181
RWS Holdings	108	1
Safestore Holdings‡	47,692	480
Sage Group	32,887	305
Samsung Electronics GDR	770	975
Savills*	23,409	234
Scapa Group*	22,914	35
Schroders	3,489	121
Segro‡	35,381	426
Senior*	217,532	125
Serco Group	549,499	901
Severn Trent	6,911	217
Sirius Real Estate	298,569	280
Smith & Nephew	42,814	836
Smiths Group	424,980	7,484
Softcat	47,965	746
Spectris	161,817	5,075
Spirax-Sarco Engineering	2,246	320
Spirent Communications	149,571	550
SSE	31,661	492
SSP Group	250,280	579
St. James’s Place	55,507	665
St. Modwen Properties	25,046	101
Standard Chartered*	208,411	957
Standard Life Aberdeen	71,679	209
State Bank of India GDR*	98,320	2,486
SThree*	13,169	41
Stock Spirits Group	36,930	103
Tate & Lyle	66,083	567
Taylor Wimpey*	111,488	156
Team17 Group*	11,370	102
Telit Communications*	17,770	31
Tesco	3,124,422	8,568
TP ICAP	33,195	98
Tracsis	3,041	22
Travis Perkins*	513,590	7,164

KP International Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
TUI	38,388	$145
Ultra Electronics Holdings	4,290	115
Unilever	75,229	4,631
United Utilities Group	20,771	230
Victrex	187,609	4,409
Vodafone Group	808,450	1,074
Weir Group*	417,070	6,719
WH Smith	39,619	487
Whitbread*	6,352	174
WM Morrison Supermarkets	73,727	161
WPP	114,228	898
XP Power	1,052	60

		268,543

United States – 0.6%

Communication Services – 0.2%
DouYu International Holdings ADR*	65,928	871
Sea ADR*	17,547	2,703

		3,574

Consumer Discretionary – 0.1%
NIO ADR*	67,604	1,435

Consumer Staples – 0.1%
PriceSmart	18,992	1,262

Health Care – 0.0%
Taro Pharmaceutical Industries*	2,186	120

Information Technology – 0.1%
ASE Technology Holding ADR	122,823	501
BlackBerry*	10,277	47
Genpact	44,759	1,743

		2,291

Materials – 0.1%
Freeport-McMoRan*	118,445	1,853
Southern Copper	22,958	1,039

		2,892

		11,574

Total Common Stock (Cost $2,030,154) (000)		2,152,273

PREFERRED STOCK — 0.8%

Alpargatas	315,472	2,162
Amore Pacific Group	1,381	39
Banco Bradesco*	138,950	483
Banco do Brasil	71,861	152
Bayerische Motoren Werke	1,701	93
Bradespar*	13,500	108
Brodrene A&O Johansen	349	31
Cia de Transmissao de Energia Eletrica Paulista	23,142	90
Cia Energetica de Minas Gerais	249,100	447
Cia Paranaense de Energia*	16,900	187
Corem Property Group	213	8
Draegerwerk & KGaA	772	67
Einhell Germany	253	25
FUCHS PETROLUB	129,850	6,578

Description	Shares	Value (000)
Grupo Aval Acciones y Valores	1,281,663	$301
Henkel & KGaA	5,427	567
Itausa	178,017	280
Jungheinrich	60,558	2,085
Petroleo Brasileiro*	29,400	103
Porsche Automobil Holding	4,644	276
Sartorius	1,088	447
Schaeffler	13,901	86
STO & KGaA	1,131	151
Telefonica Brasil	45,681	354
Volkswagen	12,380	1,988

Total Preferred Stock (Cost $14,846) (000)		17,108

EXCHANGE TRADED FUND — 0.0%
BMO Commercial Property Trust	153,162	128

Total Exchange Traded Fund (Cost $109) (000)		128

RIGHTS* — 0.0%

	Number of Rights
Cia Sud Americana de Vapores, Expires 10/1/2020	19,660,503	20
Pan American Silver ‡‡	20,581	8

Total Rights (Cost $–) (000)		28

WARRANTS — 0.0%

	Number of Warrants
Ezion Holdings, Expires 4/16/2023* (A)	77,880	–

Total Warrants (Cost $–) (000)		–

SHORT-TERM INVESTMENT — 2.4%

	Shares
State Street Institutional Treasury Money Market Fund, Cl Premier, 0.020% (B)	53,620,280	53,620

Total Short-Term Investment (Cost $53,620) (000)		53,620

Total Investments In Securities — 99.3% (Cost $2,098,729) (000)		$2,223,157

Percentages are based on Net Assets of $2,238,211 (000).

KP International Equity Fund

Schedule of Investments

September 30, 2020 (unaudited)

A list of the open futures contracts held by the Fund at September 30, 2020, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)

MSCI EAFE Index	303	Dec-2020	$28,702	$28,076	$(626)

S&P TSX 60 Index	20	Dec-2020	2,932	2,888	(20)

			$31,634	$30,964	$(646)

*	Non-income producing security.
‡	Real Estate Investment Trust
‡‡	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	The rate reported is the 7-day effective yield as of September 30, 2020.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia, and Far East

GDR — Global Depositary Receipt

MSCI – Morgan Stanley Capital International

S&P — Standard & Poor’s

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of September 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments In Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Argentina	$6,482	$–	$–	$6,482
Australia	–	74,459	–	74,459
Austria	–	3,156	–	3,156
Belgium	–	11,532	–	11,532
Brazil	34,528	–	–	34,528
Canada	93,172	–	–	93,172
Chile	2,854	–	–	2,854
China	33,194	23,488	–	56,682
Colombia	804	–	–	804
Cypress	332	–	–	332
Czech Republic	–	678	–	678
Denmark	–	49,737	–	49,737
Finland	–	19,765	–	19,765
France	155	150,590	–	150,745
Germany	314	135,114	–	135,428
Greece	35	6,686	–	6,721
Hong Kong	4,585	155,193	–	159,778
Hungary	–	95	–	95
India	5,883	60,948	–	66,831
Indonesia	–	7,264	–	7,264
Ireland	8,366	11,650	–	20,016
Israel	8,146	5,068	–	13,214
Italy	21	31,621	–	31,642
Japan	185	356,820	–	357,005
Kenya	–	761	–	761
Luxembourg	219	–	–	219
Malaysia	–	3,920	–	3,920
Mexico	16,915	–	–	16,915
Netherlands	470	65,667	–	66,137
New Zealand	–	3,288	–	3,288

Investments In Securities	Level 1	Level 2	Level 3^	Total
Norway	$–	$19,375	$–	$19,375
Panama	4,269	–	–	4,269
Peru	3,212	–	–	3,212
Philippines	–	1,096	–	1,096
Poland	–	4,876	–	4,876
Portugal	–	3,409	–	3,409
Qatar	–	1,270	–	1,270
Russia	6,578	2,447	–	9,025
Singapore	–	39,875	18	39,893
South Africa	858	21,579	–	22,437
South Korea	11,433	54,086	–	65,519
Spain	–	20,235	–	20,235
Sweden	–	46,528	–	46,528
Switzerland	–	160,056	–	160,056
Taiwan	35,384	29,821	–	65,205
Thailand	–	4,607	–	4,607
Turkey	–	6,081	–	6,081
United Arab Emirates	–	903	–	903
United Kingdom	3,837	264,706	–	268,543
United States	11,574	–	–	11,574

Total Common Stock	293,805	1,858,450	18	2,152,273

Preferred Stock	4,666	12,442	–	17,108
Exchange Traded Fund	–	128	–	128
Rights	28	–	–	28
Warrants	–	–	–	–
Short-Term Investment	53,620	–	–	53,620

Total Investments in Securities	$352,119	$1,871,020	$18	$2,223,157

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(646)	$–	$–	$(646)

Total Other Financial Instruments	$(646)	$–	$–	$(646)

^

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

For the period ended September 30, 2020, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

KPF-QH-004-1200

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Face Amount (000)	Value (000)
CORPORATE OBLIGATIONS — 25.9%

Communication Services – 1.7%

Activision Blizzard
3.400%, 09/15/26	$50	$57
1.350%, 09/15/30	35	34

Alphabet
3.375%, 02/25/24	100	110

America Movil
3.625%, 04/22/29	300	340

AT&T
4.900%, 08/15/37	150	181
4.850%, 03/01/39	70	84
4.800%, 06/15/44	100	119
4.750%, 05/15/46	500	587
4.500%, 03/09/48	100	115
4.350%, 03/01/29	500	589
4.100%, 02/15/28	253	293
3.800%, 02/15/27	150	169
3.650%, 06/01/51	100	101
3.500%, 09/15/53 (A)	1,578	1,526
3.300%, 02/01/52	30	28
3.100%, 02/01/43	2,571	2,508
2.950%, 07/15/26	200	219
2.750%, 06/01/31	3,375	3,561
2.300%, 06/01/27	1,893	1,982
2.250%, 02/01/32	40	40
1.650%, 02/01/28	10	10

Baidu
3.875%, 09/29/23	200	214

Bell Canada
4.464%, 04/01/48	15	19
4.300%, 07/29/49	30	37

Charter Communications Operating
6.484%, 10/23/45	150	201
6.384%, 10/23/35	150	206
5.375%, 04/01/38	100	122
5.375%, 05/01/47	100	119
4.908%, 07/23/25	2,694	3,115
4.800%, 03/01/50	155	176
4.500%, 02/01/24	100	111
3.700%, 04/01/51	1,212	1,198

Comcast
4.950%, 10/15/58	25	36
4.700%, 10/15/48	1,260	1,680
4.600%, 10/15/38	1,128	1,442
4.400%, 08/15/35	100	127
4.250%, 10/15/30	25	31
4.150%, 10/15/28	45	54
4.000%, 08/15/47	200	242
3.950%, 10/15/25	50	57
3.900%, 03/01/38	100	119
3.450%, 02/01/50	300	339
3.375%, 02/15/25	125	138
3.250%, 11/01/39	100	111
3.150%, 03/01/26	50	56
3.100%, 04/01/25	300	331
1.950%, 01/15/31	1,079	1,109
1.500%, 02/15/31	3,118	3,089

Description	Face Amount (000)	Value (000)

Discovery Communications
5.300%, 05/15/49	$40	$49
4.125%, 05/15/29	100	115
4.000%, 09/15/55 (A)	182	185
3.800%, 03/13/24	50	55
2.950%, 03/20/23	27	28

Fox
4.709%, 01/25/29	200	240

Interpublic Group
5.400%, 10/01/48	25	29

Omnicom Group
3.600%, 04/15/26	100	113

Orange
5.375%, 01/13/42	200	281

Rogers Communications
4.350%, 05/01/49	75	91
4.300%, 02/15/48	40	48
2.900%, 11/15/26	50	56

Telefonica Emisiones
5.213%, 03/08/47	150	178
4.895%, 03/06/48	150	173

TELUS
4.600%, 11/16/48	50	62

Thomson Reuters
3.350%, 05/15/26	100	110

T-Mobile USA
4.375%, 04/15/40 (A)	300	352
3.875%, 04/15/30 (A)	300	340

TWDC Enterprises 18
3.700%, 12/01/42	72	81

Verizon Communications
5.250%, 03/16/37	100	138
4.812%, 03/15/39	100	131
4.272%, 01/15/36	1,407	1,736
4.000%, 03/22/50	300	369
3.875%, 02/08/29	10	12
3.376%, 02/15/25	150	167
3.150%, 03/22/30	300	339
3.000%, 03/22/27	500	557
2.625%, 08/15/26	135	148

ViacomCBS
6.875%, 04/30/36	100	138
4.200%, 05/19/32	902	1,032

Vodafone Group
5.250%, 05/30/48	150	194
4.875%, 06/19/49	1,751	2,174
4.375%, 05/30/28	200	237

Walt Disney
6.400%, 12/15/35	735	1,114
4.700%, 03/23/50	250	331
3.700%, 10/15/25	20	23
3.350%, 03/24/25	500	557

		39,115

Consumer Discretionary – 1.8%

Alibaba Group Holding
4.000%, 12/06/37	250	298

Amazon.com
4.800%, 12/05/34	100	138

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)
4.050%, 08/22/47	$150	$195
3.875%, 08/22/37	100	125
2.700%, 06/03/60	15	16
2.500%, 06/03/50	2,908	2,966
1.500%, 06/03/30	40	41
1.200%, 06/03/27	25	25
0.800%, 06/03/25	35	35
0.400%, 06/03/23	25	25

American Honda Finance
2.600%, 11/16/22	50	52
2.350%, 01/08/27	100	107
1.950%, 05/20/22	125	128
0.650%, 09/08/23	461	461

Aptiv
4.150%, 03/15/24	40	44

AutoNation
3.800%, 11/15/27	25	27

AutoZone
3.750%, 06/01/27	100	114

Best Buy
4.450%, 10/01/28	25	30

Booking Holdings
2.750%, 03/15/23	50	53

BorgWarner
2.650%, 07/01/27	25	26

California Institute of Technology
3.650%, 09/01/19	20	22

Diageo Capital
2.375%, 10/24/29	200	213

Diageo Investment
2.875%, 05/11/22	100	104

Dollar General
4.150%, 11/01/25	25	29
4.125%, 05/01/28	35	41

Dollar Tree
4.200%, 05/15/28	45	53

eBay
2.700%, 03/11/30	140	148

Expedia Group
4.500%, 08/15/24	100	107

Ford Foundation
2.815%, 06/01/70	1,740	1,815

Ford Motor Credit
3.370%, 11/17/23	3,015	2,970

General Motors
6.750%, 04/01/46	250	308
5.950%, 04/01/49	848	994
5.200%, 04/01/45	150	161
5.150%, 04/01/38	100	106

General Motors Financial
4.300%, 07/13/25	100	109
4.200%, 11/06/21	100	103
4.000%, 01/15/25	100	107
4.000%, 10/06/26	50	53
3.700%, 05/09/23	1,749	1,828
3.250%, 01/05/23	148	153
3.150%, 06/30/22	1,240	1,274
2.450%, 11/06/20	2,560	2,564

Description	Face Amount (000)	Value (000)

Georgetown University
2.943%, 04/01/50	$25	$25

Grupo Televisa
5.000%, 05/13/45	200	226

Hasbro
3.500%, 09/15/27	30	31
3.000%, 11/19/24	100	106

Home Depot
5.875%, 12/16/36	150	226
4.250%, 04/01/46	100	128
3.900%, 12/06/28	40	47
3.900%, 06/15/47	50	62
3.350%, 04/15/50	629	728
3.300%, 04/15/40	300	341
2.800%, 09/14/27	50	55
2.625%, 06/01/22	100	104

Hyatt Hotels
4.375%, 09/15/28	50	52

Hyundai Capital America
2.375%, 10/15/27 (A)	1,273	1,273
1.800%, 10/15/25 (A)	1,567	1,559
1.250%, 09/18/23 (A)	3,369	3,361

JD.com
3.375%, 01/14/30	200	217

Kohl’s
9.500%, 05/15/25	30	35

Las Vegas Sands
3.900%, 08/08/29	40	40
3.200%, 08/08/24	45	45
2.900%, 06/25/25	15	15

Lear
3.500%, 05/30/30	25	26

Leggett & Platt
4.400%, 03/15/29	50	55

Leland Stanford Junior University
2.413%, 06/01/50	727	736

Lowe’s
5.125%, 04/15/50	1,635	2,256
4.050%, 05/03/47	100	120
3.100%, 05/03/27	100	112
2.500%, 04/15/26	50	54

Magna International
3.625%, 06/15/24	50	55

Marriott International
4.150%, 12/01/23	50	53
3.125%, 10/15/21	100	101

Massachusetts Institute of Technology
2.989%, 07/01/50	100	113

McDonald’s
3.625%, 09/01/49	100	112
3.500%, 03/01/27	100	113
3.375%, 05/26/25	100	111
3.350%, 04/01/23	130	139
3.300%, 07/01/25	200	223

Mohawk Industries
3.625%, 05/15/30	50	55

New York and Presbyterian Hospital
3.954%, 08/01/19	35	38

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)

NIKE
2.850%, 03/27/30	$300	$337

O’Reilly Automotive
4.350%, 06/01/28	50	60
3.550%, 03/15/26	50	56

President & Fellows of Harvard College
3.150%, 07/15/46	100	114

Princeton University
2.516%, 07/01/50	20	21

Sands China
4.600%, 08/08/23	200	213

Starbucks
4.500%, 11/15/48	30	37
4.450%, 08/15/49	100	121
3.500%, 11/15/50	50	53
2.550%, 11/15/30	100	106
1.300%, 05/07/22	15	15

Target
4.000%, 07/01/42	200	262
3.375%, 04/15/29	50	58

Time Warner Cable
7.300%, 07/01/38	431	610

TJX
3.500%, 04/15/25	100	111

Toyota Motor Credit
3.650%, 01/08/29	100	117
3.450%, 09/20/23	50	54
2.250%, 10/18/23	50	53
1.800%, 02/13/25	100	105
1.150%, 05/26/22	100	101
1.150%, 08/13/27	678	677
0.450%, 07/22/22	200	200

University of Pennsylvania
3.610%, 02/15/19	100	111

VF
2.050%, 04/23/22	200	205

Viacom
5.850%, 09/01/43	150	190

Whirlpool
4.000%, 03/01/24	60	66

Yale University
1.482%, 04/15/30	1,350	1,366
0.873%, 04/15/25	3,709	3,737

		40,472

Consumer Staples – 0.8%

Altria Group
6.200%, 02/14/59	15	21
5.950%, 02/14/49	40	54
5.800%, 02/14/39	165	211
5.375%, 01/31/44	100	124
4.800%, 02/14/29	40	47
4.450%, 05/06/50	20	22
3.800%, 02/14/24	20	22
3.400%, 05/06/30	10	11
2.350%, 05/06/25	20	21

Anheuser-Busch
4.900%, 02/01/46	1,866	2,301

Description	Face Amount (000)	Value (000)
4.700%, 02/01/36	$150	$181

Anheuser-Busch InBev Worldwide
4.600%, 04/15/48	1,229	1,465
4.500%, 06/01/50	250	300
4.439%, 10/06/48	100	117
4.350%, 06/01/40	400	467
4.150%, 01/23/25	250	283
4.000%, 04/13/28	55	64
3.500%, 06/01/30	300	341

Bunge Finance
3.250%, 08/15/26	120	130
3.000%, 09/25/22	30	31

Campbell Soup
4.800%, 03/15/48	110	142
4.150%, 03/15/28	50	58
3.650%, 03/15/23	15	16

Church & Dwight
2.450%, 08/01/22	100	103

Clorox
3.500%, 12/15/24	50	56
1.800%, 05/15/30	5	5

Coca-Cola
2.875%, 10/27/25	50	55
2.600%, 06/01/50	50	50
2.550%, 06/01/26	50	55
2.500%, 06/01/40	25	26
2.500%, 03/15/51	35	35
1.750%, 09/06/24	100	105
1.650%, 06/01/30	35	36
1.375%, 03/15/31	100	100

Conagra Brands
5.400%, 11/01/48	20	27
5.300%, 11/01/38	10	13
4.850%, 11/01/28	25	30
4.600%, 11/01/25	200	232
4.300%, 05/01/24	15	17
3.800%, 10/22/21	20	21

Constellation Brands
4.650%, 11/15/28	30	36
4.250%, 05/01/23	50	55
3.750%, 05/01/50	10	11
2.875%, 05/01/30	15	16
2.650%, 11/07/22	50	52

Costco Wholesale
1.600%, 04/20/30	65	66
1.375%, 06/20/27	100	102

General Mills
4.200%, 04/17/28	50	59
2.875%, 04/15/30	100	110

Hershey
2.300%, 08/15/26	50	54

Ingredion
3.200%, 10/01/26	50	55

Kellogg
3.400%, 11/15/27	25	28
2.100%, 06/01/30	65	67

Keurig Dr Pepper
5.085%, 05/25/48	150	201
4.985%, 05/25/38	175	227
4.597%, 05/25/28	50	60

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)

Kimberly-Clark
3.950%, 11/01/28	$10	$12
2.875%, 02/07/50	100	111
2.750%, 02/15/26	100	110

Kroger
3.950%, 01/15/50	25	29
2.200%, 05/01/30	165	173

McCormick
3.150%, 08/15/24	100	109

Molson Coors Brewing
4.200%, 07/15/46	200	211

Mondelez International
4.625%, 05/07/48	100	138
4.125%, 05/07/28	50	60
2.625%, 09/04/50	1,143	1,110
1.500%, 02/04/31	1,297	1,264

PepsiCo
3.600%, 03/01/24	100	110
3.000%, 10/15/27	50	57
2.850%, 02/24/26	100	111
2.625%, 03/19/27	500	549
1.625%, 05/01/30	95	98
0.750%, 05/01/23	145	146

Philip Morris International
4.500%, 03/20/42	100	123
3.375%, 08/11/25	100	111
2.500%, 11/02/22	100	104
2.100%, 05/01/30	20	21

Precision Castparts
3.250%, 06/15/25	100	111

Procter & Gamble
3.500%, 10/25/47	100	125
2.450%, 03/25/25	100	108
2.450%, 11/03/26	50	55
2.150%, 08/11/22	100	104

Suzano Austria GmbH
5.000%, 01/15/30	200	215

Sysco
4.450%, 03/15/48	50	55
3.550%, 03/15/25	50	54
3.300%, 02/15/50	120	113
2.400%, 02/15/30	15	15

Tyson Foods
4.875%, 08/15/34	200	261

Unilever Capital
2.200%, 05/05/22	100	103
2.125%, 09/06/29	250	265

University of Chicago
2.761%, 04/01/45	5	5

University of Southern California
3.226%, 10/01/20	35	37

USJ-Acucar e Alcool S
9.875%, 11/09/23 (A)	379	116

Walgreens Boots Alliance
4.800%, 11/18/44	200	219

Walmart
4.050%, 06/29/48	1,622	2,117
3.950%, 06/28/38	115	144
3.700%, 06/26/28	100	119

Description	Face Amount (000)	Value (000)
3.300%, 04/22/24	$100	$109
3.250%, 07/08/29	140	163
2.850%, 07/08/24	150	163
2.650%, 12/15/24	50	54

		18,181

Energy – 3.6%

Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/47 (A)	4,145	5,074

Baker Hughes a GE
4.486%, 05/01/30	30	34
3.138%, 11/07/29	65	68

Boardwalk Pipelines
4.950%, 12/15/24	50	55

BP Capital Markets
3.062%, 03/17/22	200	208

BP Capital Markets America
2.772%, 11/10/50	130	120
1.749%, 08/10/30	130	129

Canadian Natural Resources
3.850%, 06/01/27	100	108
2.950%, 07/15/30	50	50
2.050%, 07/15/25	50	51

Cheniere Corpus Christi Holdings
7.000%, 06/30/24	150	173

Chevron
2.954%, 05/16/26	50	55
2.566%, 05/16/23	50	53
2.355%, 12/05/22	150	156
1.141%, 05/11/23	150	153

Chevron USA
2.343%, 08/12/50	30	28
1.018%, 08/12/27	20	20
0.687%, 08/12/25	35	35
0.426%, 08/11/23	15	15

Cimarex Energy
3.900%, 05/15/27	100	101

Concho Resources
4.850%, 08/15/48	15	17
4.300%, 08/15/28	10	11
3.750%, 10/01/27	100	108

Consumer Energy
2.500%, 05/01/60	85	80

Devon Energy
5.600%, 07/15/41	150	152

Diamondback Energy
3.500%, 12/01/29	50	49
3.250%, 12/01/26	20	20
2.875%, 12/01/24	30	30

Ecopetrol
5.875%, 09/18/23	100	110

Emera US Finance
2.700%, 06/15/21	1,473	1,493

Enable Midstream Partners
4.150%, 09/15/29	100	93

Enbridge
4.000%, 11/15/49	100	106
3.700%, 07/15/27	100	111

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)

Enbridge Energy Partners
5.875%, 10/15/25	$100	$120

Energy Transfer Operating
6.250%, 04/15/49	584	604
6.125%, 12/15/45	150	150
6.000%, 06/15/48	125	126
5.800%, 06/15/38	225	226
5.250%, 04/15/29	50	54
4.200%, 04/15/27	200	207

Energy Transfer Partners
6.500%, 02/01/42	27	28
4.500%, 11/01/23	100	107

Enterprise Products Operating
6.450%, 09/01/40	150	198
5.950%, 02/01/41	100	126
4.800%, 02/01/49	25	29
4.250%, 02/15/48	25	26
4.200%, 01/31/50	35	37
4.150%, 10/16/28	175	205
3.700%, 01/31/51	243	240
3.500%, 02/01/22	25	26
3.350%, 03/15/23	100	106
3.200%, 02/15/52	2,670	2,467

EOG Resources
3.150%, 04/01/25	100	109
2.625%, 03/15/23	100	104

Equinor
3.950%, 05/15/43	200	233
3.700%, 03/01/24	100	110
2.875%, 04/06/25	1,766	1,920
2.450%, 01/17/23	125	131
1.750%, 01/22/26	6,881	7,138

Exxon Mobil
3.452%, 04/15/51	3,180	3,494
3.095%, 08/16/49	25	26
3.043%, 03/01/26	50	55
2.995%, 08/16/39	25	26
2.726%, 03/01/23	35	37
2.709%, 03/06/25	150	162
2.610%, 10/15/30	200	216
2.440%, 08/16/29	25	27
2.019%, 08/16/24	25	26
1.902%, 08/16/22	10	10
1.571%, 04/15/23	300	309

Fermaca Enterprises
6.375%, 03/30/38 (A)	974	1,042

Halliburton
5.000%, 11/15/45	100	103
3.800%, 11/15/25	10	11
3.500%, 08/01/23	6	6
3.250%, 11/15/21	3,280	3,348

Hess
7.875%, 10/01/29	497	622

Husky Energy
4.000%, 04/15/24	100	106

Kinder Morgan
3.250%, 08/01/50	145	130
2.000%, 02/15/31	140	135

Kinder Morgan Energy Partners
6.375%, 03/01/41	150	184

Description	Face Amount (000)	Value (000)
5.500%, 03/01/44	$100	$118

Magellan Midstream Partners
3.950%, 03/01/50	25	25
3.250%, 06/01/30	50	54

Marathon Oil
6.600%, 10/01/37	150	154

Marathon Petroleum
6.500%, 03/01/41	250	305
5.375%, 10/01/22	1,951	1,951
5.125%, 12/15/26	2,324	2,694
4.750%, 12/15/23	2,438	2,672
4.700%, 05/01/25	4,754	5,372
3.800%, 04/01/28	30	33
3.400%, 12/15/20	557	559

MPLX
5.200%, 03/01/47	200	218
5.200%, 12/01/47	150	165
4.800%, 02/15/29	70	80
4.125%, 03/01/27	65	72
4.000%, 02/15/25	25	27
3.500%, 12/01/22	25	26
1.750%, 03/01/26	3,216	3,202

Nexen
6.400%, 05/15/37	150	222

Noble Energy
6.000%, 03/01/41	346	486
4.950%, 08/15/47	100	131
3.250%, 10/15/29	100	111

Odebrecht Oil & Gas Finance
0.000%, 01/03/69 (A) (B)	97	—

ONEOK
5.200%, 07/15/48	75	73
4.550%, 07/15/28	50	53
4.450%, 09/01/49	100	89
4.000%, 07/13/27	30	31
3.100%, 03/15/30	25	24

ONEOK Partners
3.375%, 10/01/22	100	104

Petroleos de Venezuela
9.000%, 11/17/21 (C)	660	16
8.500%, 10/27/20 (A)	123	13
6.000%, 11/15/26 (A) (C)	785	20
5.375%, 04/12/27 (C)	670	17

Phillips 66
3.850%, 04/09/25	200	222
2.150%, 12/15/30	25	24

Phillips 66 Partners
3.605%, 02/15/25	25	26
2.450%, 12/15/24	100	103

Pioneer Natural Resources
1.900%, 08/15/30	50	47

Plains All American Pipeline
4.650%, 10/15/25	4,597	4,934
3.850%, 10/15/23	150	157
3.650%, 06/01/22	2,709	2,774
3.550%, 12/15/29	100	97

Sabine Pass Liquefaction
5.625%, 03/01/25	85	97
5.000%, 03/15/27	300	339

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)

Saudi Arabian Oil
4.250%, 04/16/39 (A)	$2,110	$2,425

Schlumberger Investment
2.650%, 06/26/30	100	101

Shell International Finance
4.550%, 08/12/43	400	500
2.875%, 05/10/26	100	111

Shell International Finance BV
2.000%, 11/07/24	150	158

Southern Gas Corridor CJSC
6.875%, 03/24/26 (A)	840	954

Spectra Energy Partners
3.500%, 03/15/25	100	109

Suncor Energy
6.500%, 06/15/38	150	192
2.800%, 05/15/23	20	21

Total Capital
3.883%, 10/11/28	50	59

Total Capital Canada
2.750%, 07/15/23	100	106

Total Capital International
3.455%, 02/19/29	25	28
3.386%, 06/29/60	100	106
2.700%, 01/25/23	100	105

TransCanada PipeLines
5.100%, 03/15/49	25	32
4.875%, 01/15/26	100	117
4.625%, 03/01/34	300	354
4.250%, 05/15/28	25	29

Transcontinental Gas Pipe Line
3.950%, 05/15/50 (A)	150	158
3.250%, 05/15/30 (A)	75	81

Valero Energy
4.350%, 06/01/28	70	79
4.000%, 04/01/29	35	38
3.650%, 03/15/25	100	108
3.400%, 09/15/26	4,515	4,852
2.850%, 04/15/25	3,367	3,533
2.150%, 09/15/27	888	885
1.200%, 03/15/24	776	773

Williams
8.750%, 03/15/32	1,123	1,601
5.750%, 06/24/44	20	24
4.850%, 03/01/48	25	28
4.550%, 06/24/24	45	50
3.700%, 01/15/23	15	16
3.600%, 03/15/22	100	103
3.500%, 11/15/30	2,194	2,386

YPF
16.500%, 05/09/22 (ARS) (A)	6,000	26

		82,153

Financials – 7.9%

Affiliated Managers Group
3.300%, 06/15/30	35	37

Aflac
4.750%, 01/15/49	15	19
3.625%, 06/15/23	100	109

Description	Face Amount (000)	Value (000)

Allstate
4.200%, 12/15/46	$200	$250

Ally Financial
3.875%, 05/21/24	150	160
3.050%, 06/05/23	15	15
1.450%, 10/02/23	5	5

American Express
4.200%, 11/06/25	105	122
3.125%, 05/20/26	100	111
2.500%, 08/01/22	100	104
2.500%, 07/30/24	65	69

American Express Credit
2.700%, 03/03/22	100	103

American Financial Group
3.500%, 08/15/26	35	38

American International Group
4.700%, 07/10/35	200	251
4.375%, 06/30/50	100	117
3.875%, 01/15/35	200	231
3.400%, 06/30/30	2,272	2,516

Andina de Fomento
4.375%, 06/15/22	100	105
3.750%, 11/23/23	90	98

Aon
4.500%, 12/15/28	50	61
2.800%, 05/15/30	2,112	2,288
2.200%, 11/15/22	65	67

Arch Capital Group
3.635%, 06/30/50	70	75

Ares Capital
4.200%, 06/10/24	65	68

Assurant
4.000%, 03/15/23	74	78

Australia & New Zealand Banking Group NY
2.625%, 05/19/22	250	259

AXA Equitable Holdings
4.350%, 04/20/28	150	171

Banco del Estado de Chile
2.668%, 01/08/21 (A)	1,227	1,230

Banco Santander
3.306%, 06/27/29	200	217
2.746%, 05/28/25	200	210

Bank of America
5.000%, 01/21/44	250	345
4.450%, 03/03/26	130	150
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/38	100	122
4.200%, 08/26/24	165	184
4.100%, 07/24/23	100	110
4.078%, VAR ICE LIBOR USD 3 Month+1.320%, 04/23/40	100	119
4.000%, 01/22/25	100	111
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/30	40	46
3.950%, 04/21/25	200	222
3.946%, VAR ICE LIBOR USD 3
Month+1.190%, 01/23/49	100	122

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)
3.864%, VAR ICE LIBOR USD 3 Month+0.940%, 07/23/24	$2,725	$2,951
3.559%, VAR ICE LIBOR USD 3 Month+1.060%, 04/23/27	6,897	7,704
3.500%, 04/19/26	50	56
3.458%, VAR ICE LIBOR USD 3 Month+0.970%, 03/15/25	100	108
3.194%, VAR ICE LIBOR USD 3 Month+1.180%, 07/23/30	100	110
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/25	100	108
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/23	5,641	5,922
2.884%, VAR ICE LIBOR USD 3 Month+0.012%, 10/22/30	50	54
2.881%, VAR ICE LIBOR USD 3 Month+1.021%, 04/24/23	200	207
2.676%, VAR United States Secured Overnight Financing Rate+1.930%, 06/19/41	1,548	1,581
2.592%, VAR United States Secured Overnight Financing Rate+2.150%, 04/29/31	3,765	4,006
2.503%, 10/21/22	100	102
2.496%, VAR ICE LIBOR USD 3 Month+0.990%, 02/13/31	200	210
2.456%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/25	50	53
1.898%, VAR United States Secured Overnight Financing Rate+1.530%, 07/23/31	100	99

Bank of Montreal
3.300%, 02/05/24	100	108
2.500%, 06/28/24	65	69
2.050%, 11/01/22	80	83

Bank of New York Mellon
3.450%, 08/11/23	50	54
3.400%, 01/29/28	50	58
3.300%, 08/23/29	100	114
3.000%, 02/24/25	100	110
2.950%, 01/29/23	50	53
2.450%, 08/17/26	50	55

Bank of Nova Scotia
2.700%, 08/03/26	200	219
1.300%, 06/11/25	50	51

Barclays
4.610%, VAR ICE LIBOR USD 3 Month+1.400%, 02/15/23	200	209
4.375%, 09/11/24	200	215
3.932%, VAR ICE LIBOR USD 3 Month+1.610%, 05/07/25	300	323
2.852%, VAR ICE LIBOR USD 3 Month+2.452%, 05/07/26	200	208

BAT Capital
4.758%, 09/06/49	50	54
4.540%, 08/15/47	100	107
4.390%, 08/15/37	1,074	1,161
3.557%, 08/15/27	100	108
3.462%, 09/06/29	50	53
3.222%, 08/15/24	50	54
3.215%, 09/06/26	4,016	4,318
2.789%, 09/06/24	35	37

Description	Face Amount (000)	Value (000)
2.764%, 08/15/22	$50	$52

BB&T
3.750%, 12/06/23	100	109
3.700%, 06/05/25	50	57
2.200%, 03/16/23	100	104

Berkshire Hathaway Finance
4.300%, 05/15/43	200	260
4.250%, 01/15/49	50	65

BlackRock
3.250%, 04/30/29	100	116
3.200%, 03/15/27	100	114
1.900%, 01/28/31	5	5

BNP Paribas
3.250%, 03/03/23	150	160

BP Capital Markets America
4.234%, 11/06/28	100	118
3.410%, 02/11/26	100	112

BPCE
4.000%, 04/15/24	250	277

Brighthouse Financial
3.700%, 06/22/27	50	52

Brookfield Finance
3.450%, 04/15/50	50	49

Canadian Imperial Bank of Commerce
3.100%, 04/02/24	100	108
0.950%, 06/23/23	20	20

Capital One Financial
4.250%, 04/30/25	50	57
3.900%, 01/29/24	4,140	4,506
3.650%, 05/11/27	1,011	1,120
3.200%, 02/05/25	50	54
2.600%, 05/11/23	50	52

Charles Schwab
3.550%, 02/01/24	100	109

Chubb INA Holdings
1.375%, 09/15/30	250	247

Citigroup
8.125%, 07/15/39	250	435
4.750%, 05/18/46	100	126
4.450%, 09/29/27	1,085	1,258
4.412%, VAR United States Secured Overnight Financing Rate+3.914%, 03/31/31	2,302	2,760
4.300%, 11/20/26	1,425	1,633
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/48	100	126
4.125%, 07/25/28	85	98
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/29	150	174
4.044%, VAR ICE LIBOR USD 3 Month+1.023%, 06/01/24	50	54
3.887%, VAR ICE LIBOR USD 3 Month+1.563%, 01/10/28	496	561
3.750%, 06/16/24	100	110
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/28	100	112
3.500%, 05/15/23	100	107
3.352%, VAR ICE LIBOR USD 3 Month+0.897%, 04/24/25	100	108

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)
3.300%, 04/27/25	$100	$110
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/23	2,156	2,225
3.106%, VAR United States Secured Overnight Financing Rate+2.750%, 04/08/26	500	541
2.976%, VAR United States Secured Overnight Financing Rate+1.422%, 11/05/30	50	54
2.900%, 12/08/21	100	103
2.876%, VAR ICE LIBOR USD 3 Month+0.950%, 07/24/23	3,231	3,353
2.750%, 04/25/22	100	103
2.572%, VAR United States Secured Overnight Financing Rate+2.107%, 06/03/31	2,562	2,685
1.678%, VAR United States Secured Overnight Financing Rate+1.667%, 05/15/24	100	102
Citizens Financial Group
3.250%, 04/30/30	95	105
CNA Financial
2.050%, 08/15/30	20	20
CNO Financial Group
5.250%, 05/30/29	100	115

Comerica
4.000%, 02/01/29	50	57
3.700%, 07/31/23	25	27

Cooperatieve Rabobank UA
5.250%, 05/24/41	100	147
4.625%, 12/01/23	796	884
3.375%, 05/21/25	250	281
2.750%, 01/10/23	250	263
Credit Suisse Group Funding Guernsey
4.875%, 05/15/45	250	334

Credit Suisse NY
2.800%, 04/08/22	250	259
1.000%, 05/05/23	1,554	1,570
Deutsche Bank NY
3.961%, VAR United States Secured Overnight Financing Rate+2.581%, 11/26/25	200	213
3.700%, 05/30/24	85	89
Discover Bank
3.450%, 07/27/26	250	274
Discover Financial Services
4.100%, 02/09/27	40	44
E*TRADE Financial
4.500%, 06/20/28	50	59
Fairfax Financial Holdings
4.625%, 04/29/30 (A)	25	27
Fibria Overseas Finance
5.500%, 01/17/27	25	28
Fidelity National Financial
4.500%, 08/15/28	50	58

Fifth Third Bancorp
3.650%, 01/25/24	300	327
2.550%, 05/05/27	90	97
1.625%, 05/05/23	70	72

Description	Face Amount (000)	Value (000)
First Republic Bank
4.625%, 02/13/47	$200	$250
Goldman Sachs Group
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/39	2,170	2,649
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/29	300	350
3.750%, 05/22/25	100	111
3.750%, 02/25/26	250	281
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/28	165	185
3.625%, 02/20/24	530	575
3.500%, 04/01/25	300	331
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/25	75	81
3.200%, 02/23/23	150	159
2.908%, VAR ICE LIBOR USD 3 Month+1.053%, 06/05/23	100	104
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/22	4,357	4,462
2.350%, 11/15/21	45	45
Hanover Insurance Group
4.500%, 04/15/26	100	114
2.500%, 09/01/30	30	31

Hartford Financial Services Group
4.400%, 03/15/48	100	124

HSBC Holdings
5.250%, 03/14/44	200	253
4.950%, 03/31/30	250	301
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/29	200	231
4.250%, 08/18/25	200	218
4.000%, 03/30/22	100	105
3.803%, VAR ICE LIBOR USD 3 Month+1.211%, 03/11/25	4,502	4,864
3.600%, 05/25/23	200	213
2.357%, VAR United States Secured Overnight Financing Rate+1.947%, 08/18/31	181	178
2.013%, VAR United States Secured Overnight Financing Rate+1.732%, 09/22/28	1,246	1,235
1.645%, VAR United States Secured Overnight Financing Rate+1.538%, 04/18/26	4,199	4,183
Huntington National Bank
2.500%, 08/07/22	250	259

ING Groep
3.550%, 04/09/24	250	272
Intercontinental Exchange
4.000%, 10/15/23	150	165

JPMorgan Chase
5.600%, 07/15/41	250	367
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/29	100	118
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/24	827	907
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/29	150	174
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/48	195	237

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/49	$150	$181
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/38	150	177
3.797%, VAR ICE LIBOR USD 3 Month+0.890%, 07/23/24	100	108
3.625%, 05/13/24	100	110
3.559%, VAR ICE LIBOR USD 3 Month+0.730%, 04/23/24	75	80
3.300%, 04/01/26	100	111
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/25	160	172
3.207%, VAR ICE LIBOR USD 3 Month+0.695%, 04/01/23	200	208
3.200%, 06/15/26	100	111
3.125%, 01/23/25	150	164
3.109%, VAR United States Secured Overnight Financing Rate+2.460%, 04/22/41	65	70
3.109%, VAR United States Secured Overnight Financing Rate+2.440%, 04/22/51	768	824
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/23	75	78
2.700%, 05/18/23	100	106
2.522%, VAR United States Secured Overnight Financing Rate+2.040%, 04/22/31	100	106
2.301%, VAR United States Secured Overnight Financing Rate+1.160%, 10/15/25	75	79
2.182%, VAR United States Secured Overnight Financing Rate+1.890%, 06/01/28	8,609	8,982
2.083%, VAR United States Secured Overnight Financing Rate+1.850%, 04/22/26	100	105
2.005%, VAR United States Secured Overnight Financing Rate+1.585%, 03/13/26	500	518

KeyCorp
2.250%, 04/06/27	100	106

Lazard Group
3.750%, 02/13/25	50	54

Lincoln National
4.375%, 06/15/50	30	35
3.625%, 12/12/26	100	113
3.050%, 01/15/30	50	54

Lloyds Banking Group
4.582%, 12/10/25	200	220
4.450%, 05/08/25	200	226
3.870%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+3.500%, 07/09/25	200	218

Loews
2.625%, 05/15/23	100	105

Manulife Financial
5.375%, 03/04/46	50	70

Markel
4.150%, 09/17/50	25	30
3.500%, 11/01/27	50	55

Description	Face Amount (000)	Value (000)

Marsh & McLennan
4.375%, 03/15/29	$45	$55
3.750%, 03/14/26	150	169
2.750%, 01/30/22	30	31

MetLife
6.400%, 12/15/36	1,530	1,903
3.600%, 11/13/25	50	57

Mitsubishi UFJ Financial Group
4.153%, 03/07/39	35	42
3.850%, 03/01/26	200	228
3.741%, 03/07/29	150	172
3.407%, 03/07/24	50	54
3.287%, 07/25/27	50	56
3.218%, 03/07/22	50	52
2.665%, 07/25/22	50	52
2.048%, 07/17/30	995	1,006
0.848%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.680%, 09/15/24	2,933	2,935

Mizuho Financial Group 3.922%, VAR ICE LIBOR USD 3 Month+1.000%, 09/11/24	200	217
2.601%, 09/11/22	200	208
Moody’s
3.250%, 05/20/50	150	161

Morgan Stanley
6.375%, 07/24/42	200	313
4.875%, 11/01/22	100	108
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/30	150	179
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/38	100	118
3.875%, 01/27/26	200	228
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/24	90	97
3.622%, VAR United States Secured Overnight Financing Rate+3.120%, 04/01/31	500	574
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/28	150	169
3.125%, 01/23/23	150	159
2.699%, VAR United States Secured Overnight Financing Rate+1.143%, 01/22/31	95	101
2.188%, VAR United States Secured Overnight Financing Rate+1.990%, 04/28/26	105	110
MUFG Americas Holdings
3.000%, 02/10/25	160	173
Muthoot Finance
6.125%, 10/31/22 (A)	820	833
MV24 Capital BV
6.748%, 06/01/34 (A)	902	911
Nasdaq
3.850%, 06/30/26	150	171

National Rural Utilities Cooperative Finance
3.400%, 02/07/28	100	115
2.400%, 03/15/30	80	87
1.750%, 01/21/22	25	26

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)
NatWest Markets
2.375%, 05/21/23 (A)	$1,980	$2,039

Northern Trust
3.650%, 08/03/28	25	29
3.375%, VAR ICE LIBOR USD 3 Month+1.131%, 05/08/32	63	69
1.950%, 05/01/30	40	42

ORIX
4.050%, 01/16/24	50	55
2.900%, 07/18/22	30	31
Owl Rock Capital
4.000%, 03/30/25	25	25
Pacific Life Global Funding II
1.200%, 06/24/25 (A)	2,292	2,321

PNC Financial Services Group
3.500%, 01/23/24	125	136
3.450%, 04/23/29	50	57
2.550%, 01/22/30	500	542
Pricoa Global Funding I
0.800%, 09/01/25 (A)	4,923	4,906
Principal Financial Group
3.400%, 05/15/25	100	111

Progressive
4.125%, 04/15/47	100	127
4.000%, 03/01/29	50	60
Protective Life Global Funding
1.170%, 07/15/25 (A)	1,118	1,126
Prudential Financial
3.700%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.035%, 10/01/50	145	148
3.700%, 03/13/51	50	55
3.500%, 05/15/24	200	221
3.000%, 03/10/40	25	27
2.100%, 03/10/30	15	16

Regions Financial
3.800%, 08/14/23	50	54
2.750%, 08/14/22	50	52
Reinsurance Group of America
3.900%, 05/15/29	50	57
RenaissanceRe Holdings
3.600%, 04/15/29	50	56

Royal Bank of Canada
2.800%, 04/29/22	100	104
2.550%, 07/16/24	50	53
2.250%, 11/01/24	4,745	5,030
1.150%, 06/10/25	140	142

Royal Bank of Scotland Group
6.000%, 12/19/23	60	67
5.125%, 05/28/24	65	71
4.269%, VAR ICE LIBOR USD 3 Month+1.762%, 03/22/25	400	435

S&P Global
4.000%, 06/15/25	100	115
2.300%, 08/15/60	260	235

Santander Holdings USA
4.450%, 12/03/21	30	31
4.400%, 07/13/27	25	27
3.500%, 06/07/24	105	113

Description	Face Amount (000)	Value (000)
3.450%, 06/02/25	$2,999	$3,207
Santander UK
2.875%, 06/18/24	200	214
Santander UK Group Holdings
3.373%, VAR ICE LIBOR USD 3 Month+1.080%, 01/05/24	200	209
Shriram Transport Finance
5.950%, 10/24/22 (A)	1,080	1,017
Societe Generale
2.625%, 01/22/25 (A)	3,596	3,711

State Street
2.901%, VAR United States Secured Overnight Financing Rate+2.600%, 03/30/26 (A)	1,659	1,804

Sumitomo Mitsui Financial Group
3.944%, 07/19/28	100	115
3.784%, 03/09/26	50	57
3.748%, 07/19/23	100	108
3.544%, 01/17/28	50	56
3.446%, 01/11/27	50	56
3.202%, 09/17/29	25	27
3.102%, 01/17/23	50	53
2.846%, 01/11/22	50	51
2.784%, 07/12/22	50	52
2.778%, 10/18/22	50	52
2.724%, 09/27/29	200	212
2.130%, 07/08/30	994	1,009
1.474%, 07/08/25	4,882	4,972
SunTrust Banks
2.700%, 01/27/22	150	154
Svensk Exportkredit
0.625%, 05/14/25	200	201

Synchrony Financial
4.500%, 07/23/25	100	110
4.375%, 03/19/24	35	38
2.850%, 07/25/22	30	31
Syngenta Finance
4.892%, 04/24/25 (A)	2,700	2,927
TBC Bank JSC
5.750%, 06/19/24 (A)	670	673
TD Ameritrade Holding
3.300%, 04/01/27	30	34

Toronto-Dominion Bank
1.150%, 06/12/25	250	254
0.750%, 09/11/25	6,083	6,066

Travelers
4.050%, 03/07/48	100	124
2.550%, 04/27/50	20	20

Truist Bank
1.250%, 03/09/23	300	305

Unum Group
4.500%, 12/15/49	100	97
4.000%, 03/15/24	50	54

US Bancorp
3.375%, 02/05/24	500	544
2.400%, 07/30/24	100	106
Voya Financial
3.125%, 07/15/24	50	54

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)

W R Berkley
4.000%, 05/12/50	$20	$24

WEA Finance
3.250%, 10/05/20 (A)	406	406
3.150%, 04/05/22 (A)	461	469

Wells Fargo
5.013%, VAR ICE LIBOR USD 3 Month+4.240%, 04/04/51	150	205
4.900%, 11/17/45	917	1,166
4.650%, 11/04/44	350	427
4.150%, 01/24/29	100	118
4.125%, 08/15/23	200	218
3.550%, 09/29/25	100	111

3.068%, VAR United States Secured Overnight Financing Rate+2.530%, 04/30/41	85	89
3.000%, 02/19/25	100	108
3.000%, 04/22/26	100	109
2.625%, 07/22/22	150	156
2.406%, VAR ICE LIBOR USD 3 Month+0.825%, 10/30/25	150	157
2.393%, VAR United States Secured Overnight Financing Rate+2.100%, 06/02/28	1,269	1,324
2.188%, VAR United States Secured Overnight Financing Rate+2.000%, 04/30/26	95	99
2.164%, VAR ICE LIBOR USD 3 Month+0.750%, 02/11/26	6,251	6,491
1.654%, VAR United States Secured Overnight Financing Rate+1.600%, 06/02/24	100	102

Wells Fargo Bank
6.600%, 01/15/38	250	367

Westpac Banking
4.322%, VAR USD ICE Swap 11:00 NY 5 Yr+2.236%, 11/23/31	200	226
3.300%, 02/26/24	50	54
2.700%, 08/19/26	100	110
2.650%, 01/16/30	100	111
2.000%, 01/13/23	30	31

Willis North America
4.500%, 09/15/28	100	119
3.600%, 05/15/24	50	55

		182,007

Health Care – 2.3%

Abbott Laboratories
4.900%, 11/30/46	200	284
3.750%, 11/30/26	100	116
3.400%, 11/30/23	35	38

AbbVie
4.875%, 11/14/48	1,040	1,321
4.550%, 03/15/35 (A)	300	369
4.400%, 11/06/42	622	740
4.300%, 05/14/36	150	177
4.250%, 11/14/28	15	18
4.250%, 11/21/49 (A)	45	53
4.050%, 11/21/39 (A)	958	1,102
3.800%, 03/15/25 (A)	190	211
3.750%, 11/14/23	35	38

Description	Face Amount (000)	Value (000)
3.375%, 11/14/21	$100	$103
3.200%, 11/06/22	100	105
3.200%, 11/21/29 (A)	105	116
2.950%, 11/21/26 (A)	70	76
2.900%, 11/06/22	150	157
2.850%, 05/14/23	50	52
2.600%, 11/21/24 (A)	3,948	4,183
2.300%, 11/21/22 (A)	50	52
2.150%, 11/19/21 (A)	200	204

Advocate Health & Hospitals
3.387%, 10/15/49	358	400

Aetna
2.800%, 06/15/23	25	26
2.750%, 11/15/22	150	156

Agilent Technologies
3.050%, 09/22/26	65	71

AmerisourceBergen
3.400%, 05/15/24	100	109

Amgen
3.625%, 05/22/24	300	330
3.375%, 02/21/50	225	242
3.150%, 02/21/40	125	133
2.450%, 02/21/30	50	53
1.900%, 02/21/25	15	16

Anthem
3.650%, 12/01/27	65	74
3.300%, 01/15/23	200	212
3.125%, 05/15/50	20	20
2.875%, 09/15/29	200	216
2.375%, 01/15/25	20	21
2.250%, 05/15/30	15	16

Ascension Health
3.106%, 11/15/39	45	48
2.532%, 11/15/29	10	11

AstraZeneca
4.375%, 11/16/45	100	129
4.375%, 08/17/48	100	131
2.375%, 06/12/22	100	103

Becton Dickinson
4.685%, 12/15/44	157	194
3.700%, 06/06/27	33	38

Becton Dickinson and
2.823%, 05/20/30	70	76

Biogen
3.625%, 09/15/22	100	106
3.150%, 05/01/50	15	15
2.250%, 05/01/30	10	10

Boston Scientific
4.550%, 03/01/39	150	188
3.375%, 05/15/22	100	104

Bristol-Myers Squibb
4.250%, 10/26/49	444	583
4.125%, 06/15/39	2,217	2,803
3.875%, 08/15/25	100	114
3.400%, 07/26/29	80	93
3.250%, 02/20/23	100	106
2.900%, 07/26/24	55	60
2.600%, 05/16/22	50	52
2.000%, 08/01/22	100	103

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)

Cardinal Health
3.200%, 03/15/23	$100	$106

Cigna
4.900%, 12/15/48	549	713
3.750%, 07/15/23	1,005	1,089
3.400%, 09/17/21	3,025	3,113
2.400%, 03/15/30	4,515	4,682

CommonSpirit Health
4.187%, 10/01/49	100	106

Cottage Health Obligated Group
3.304%, 11/01/49	944	1,048

CVS Health
5.125%, 07/20/45	200	253
5.050%, 03/25/48	316	403
4.300%, 03/25/28	310	363
4.125%, 04/01/40	600	683
3.875%, 07/20/25	120	135
3.700%, 03/09/23	50	54
2.700%, 08/21/40	1,774	1,691

CVS Pass-Through Trust
4.163%, 08/11/36 (A)	549	576

Danaher
3.350%, 09/15/25	30	33
2.600%, 10/01/50	2,092	2,051

DH Europe Finance II Sarl
2.050%, 11/15/22	200	206

Eli Lilly
3.950%, 05/15/47	100	126
2.350%, 05/15/22	100	103

Eli Lilly and
2.250%, 05/15/50	25	24

Gilead Sciences
4.500%, 02/01/45	150	188
3.650%, 03/01/26	500	563
2.600%, 10/01/40	1,085	1,079
2.500%, 09/01/23	35	37
1.950%, 03/01/22	15	15
0.750%, 09/29/23	2,472	2,477

GlaxoSmithKline Capital
3.875%, 05/15/28	150	178
2.850%, 05/08/22	100	104
2.800%, 03/18/23	125	133

HCA
5.500%, 06/15/47	40	49
5.250%, 04/15/25	35	40
5.250%, 06/15/26	40	47
5.125%, 06/15/39	25	30
5.000%, 03/15/24	55	62
4.750%, 05/01/23	35	38
4.500%, 02/15/27	30	34
4.125%, 06/15/29	20	23

Johnson & Johnson
3.625%, 03/03/37	150	183
2.625%, 01/15/25	100	109
2.450%, 03/01/26	400	438
2.450%, 09/01/60	487	493
2.250%, 09/01/50	25	25
2.100%, 09/01/40	1,483	1,480
1.300%, 09/01/30	35	35

Description	Face Amount (000)	Value (000)

Kaiser Foundation Hospitals
3.150%, 05/01/27	$25	$28

Laboratory Corp of America Holdings
3.250%, 09/01/24	100	109
2.950%, 12/01/29	50	55

McKesson
2.850%, 03/15/23	200	210

Medtronic
4.625%, 03/15/45	163	225
4.375%, 03/15/35	144	192
2.750%, 04/01/23	100	105

Memorial Sloan-Kettering Cancer Center
2.955%, 01/01/50	30	32

Merck
4.150%, 05/18/43	100	128
4.000%, 03/07/49	35	44
3.900%, 03/07/39	50	62
3.400%, 03/07/29	50	58
2.900%, 03/07/24	25	27
1.450%, 06/24/30	105	107

Mount Sinai Hospitals Group
3.737%, 07/01/49	20	22

Mylan
5.250%, 06/15/46	200	248

Northwell Healthcare
3.809%, 11/01/49	100	107

Novartis Capital
4.400%, 05/06/44	150	202
3.400%, 05/06/24	100	110
3.000%, 11/20/25	50	56
2.750%, 08/14/50	15	16
2.400%, 05/17/22	50	52
2.200%, 08/14/30	25	27
2.000%, 02/14/27	100	106
1.750%, 02/14/25	25	26

PerkinElmer
3.300%, 09/15/29	30	33

Pfizer
4.400%, 05/15/44	865	1,139
4.200%, 09/15/48	15	19
4.125%, 12/15/46	100	128
4.100%, 09/15/38	25	31
4.000%, 03/15/49	50	64
3.900%, 03/15/39	125	152
3.600%, 09/15/28	100	118
3.450%, 03/15/29	50	59
3.200%, 09/15/23	25	27
3.000%, 06/15/23	100	107
2.950%, 03/15/24	50	54
2.700%, 05/28/50	333	348
2.550%, 05/28/40	2,087	2,170
1.700%, 05/28/30	50	51
0.800%, 05/28/25	30	30

Providence St. Joseph Health Obligated Group
2.532%, 10/01/29	40	42

Quest Diagnostics
2.800%, 06/30/31	140	151

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)

Royalty Pharma
3.550%, 09/02/50 (A)	$30	$29
2.200%, 09/02/30 (A)	40	40
1.200%, 09/02/25 (A)	70	70

RWJ Barnabas Health
3.477%, 07/01/49	25	26

Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26	60	67
2.875%, 09/23/23	50	53

SSM Health Care
3.688%, 06/01/23	20	22

Stanford Health Care
3.795%, 11/15/48	100	122

Stryker
4.625%, 03/15/46	100	130
3.500%, 03/15/26	25	28
3.375%, 11/01/25	50	56

Takeda Pharmaceutical
3.175%, 07/09/50	200	203
2.050%, 03/31/30	200	202

Thermo Fisher Scientific
4.133%, 03/25/25	300	342
2.950%, 09/19/26	30	33

UnitedHealth Group
4.750%, 07/15/45	100	137
4.450%, 12/15/48	10	13
4.250%, 04/15/47	100	127
4.250%, 06/15/48	50	64
3.875%, 12/15/28	10	12
3.850%, 06/15/28	50	59
3.750%, 07/15/25	50	57
3.700%, 12/15/25	10	12
3.500%, 06/15/23	50	54
3.500%, 02/15/24	10	11
3.500%, 08/15/39	350	402
2.900%, 05/15/50	25	26
2.750%, 05/15/40	1,825	1,928
1.250%, 01/15/26	20	21

Zoetis
4.450%, 08/20/48	125	164
3.250%, 02/01/23	50	53
3.000%, 09/12/27	50	55

		53,790

Industrials – 1.5%

3M
5.700%, 03/15/37	150	217
4.000%, 09/14/48	100	125
3.700%, 04/15/50	100	121
2.000%, 02/14/25	100	106

AerCap Ireland Capital DAC
4.125%, 07/03/23	150	153
2.875%, 08/14/24	150	144

Aeropuerto Internacional de Tocumen
6.000%, 11/18/48 (A)	388	432

Air Lease
4.625%, 10/01/28	100	103
3.375%, 07/01/25	45	46

Description	Face Amount (000)	Value (000)
2.300%, 02/01/25	$100	$99

Aircastle
5.500%, 02/15/22	15	15
5.000%, 04/01/23	15	15
4.250%, 06/15/26	35	33
4.125%, 05/01/24	15	15

Allegion US Holding
3.550%, 10/01/27	50	54

American Airlines Pass-Through Trust
3.150%, 02/15/32	39	36

Boeing
5.930%, 05/01/60	50	62
5.805%, 05/01/50	336	407
5.705%, 05/01/40	50	59
5.150%, 05/01/30	2,697	3,031
4.875%, 05/01/25	1,814	1,974
3.900%, 05/01/49	25	23
3.750%, 02/01/50	50	46
3.600%, 05/01/34	25	24
3.450%, 11/01/28	50	50
3.100%, 05/01/26	25	25
2.950%, 02/01/30	50	48
2.350%, 10/30/21	150	152
2.125%, 03/01/22	50	50

Burlington Northern Santa Fe
4.150%, 12/15/48	105	133
3.750%, 04/01/24	200	220
3.050%, 03/15/22	100	103

Canadian National Railway
2.450%, 05/01/50	100	99

Canadian Pacific Railway
4.000%, 06/01/28	15	18
2.900%, 02/01/25	100	108
2.050%, 03/05/30	35	36

Carlisle
2.750%, 03/01/30	35	37

Carrier Global
3.577%, 04/05/50 (A)	50	53
3.377%, 04/05/40 (A)	265	278
2.722%, 02/15/30 (A)	50	52
2.493%, 02/15/27 (A)	35	37
2.242%, 02/15/25 (A)	35	36
1.923%, 02/15/23 (A)	10	10

Caterpillar
5.200%, 05/27/41	100	141
3.400%, 05/15/24	100	109
3.250%, 09/19/49	35	39

Caterpillar Financial Services
3.650%, 12/07/23	100	110
0.950%, 05/13/22	100	101
0.650%, 07/07/23	25	25
0.450%, 09/14/23	1,417	1,416

CNH Industrial Capital
4.375%, 04/05/22	10	10
4.200%, 01/15/24	50	54
3.875%, 10/15/21	10	10
1.875%, 01/15/26	2,338	2,335

CSX
4.250%, 03/15/29	65	78

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)
3.800%, 03/01/28	$100	$117
3.800%, 11/01/46	200	233
3.350%, 09/15/49	100	111
3.250%, 06/01/27	50	57

Cummins
2.600%, 09/01/50	1,480	1,452
1.500%, 09/01/30	100	99

Deere
2.875%, 09/07/49	15	16

Eaton
3.103%, 09/15/27	100	112

Emerson Electric
1.950%, 10/15/30	50	52
0.875%, 10/15/26	65	64

Equifax
2.600%, 12/01/24	50	53
2.600%, 12/15/25	25	27

FedEx
4.950%, 10/17/48	100	128
4.750%, 11/15/45	100	124
3.800%, 05/15/25	150	169

Fortune Brands Home & Security
4.000%, 09/21/23	50	55

GATX
3.850%, 03/30/27	200	220

GE Capital Funding
4.400%, 05/15/30 (A)	2,136	2,294

GE Capital International Funding Unlimited Co
4.418%, 11/15/35	1,784	1,883

General Dynamics
3.750%, 05/15/28	55	65
3.625%, 04/01/30	100	119
2.250%, 11/15/22	100	103

General Electric
4.350%, 05/01/50	30	31
4.250%, 05/01/40	30	30
3.625%, 05/01/30	25	26
3.450%, 05/15/24	100	107
3.450%, 05/01/27	320	339

Georgian Oil and Gas JSC
6.750%, 04/26/21 (A)	200	201

Honeywell International
2.500%, 11/01/26	150	165
2.300%, 08/15/24	150	160

Hutama Karya Persero
3.750%, 05/11/30 (A)	1,390	1,505

IDEX
3.000%, 05/01/30	15	17

IHS Markit
4.250%, 05/01/29	85	99

Indonesia Asahan Aluminium Persero
5.450%, 05/15/30 (A)	444	513
4.750%, 05/15/25 (A)	1,363	1,500

Ingersoll-Rand Global Holding
4.250%, 06/15/23	100	110

Description	Face Amount (000)	Value (000)

Ingersoll-Rand Luxembourg Finance
3.800%, 03/21/29	$100	$117

Israel Electric
6.875%, 06/21/23 (A)	820	939

John Deere Capital
3.350%, 06/12/24	100	110
2.800%, 03/06/23	50	53
2.800%, 09/08/27	50	55
2.650%, 06/24/24	100	108
1.200%, 04/06/23	400	408

Johnson Controls International
3.625%, 07/02/24	40	44
1.750%, 09/15/30	15	15

Kansas City Southern
4.700%, 05/01/48	50	56
2.875%, 11/15/29	15	16

Kennametal
4.625%, 06/15/28	25	28

L3Harris Technologies
5.054%, 04/27/45	100	136
4.400%, 06/15/28	150	179

Lockheed Martin
4.700%, 05/15/46	150	204
3.800%, 03/01/45	100	119
1.850%, 06/15/30	10	11

Masco
4.500%, 05/15/47	100	117
4.375%, 04/01/26	40	46

MidAmerican Energy
3.150%, 04/15/50	100	111

Norfolk Southern
4.150%, 02/28/48	60	74
3.400%, 11/01/49	50	55
3.250%, 12/01/21	100	103
3.155%, 05/15/55	68	72
3.150%, 06/01/27	25	28
2.900%, 06/15/26	35	39

Northrop Grumman
5.150%, 05/01/40	200	269
4.030%, 10/15/47	150	184
3.250%, 08/01/23	50	54

Owens Corning
4.200%, 12/01/24	100	110

Parker-Hannifin
4.000%, 06/14/49	20	24

Republic Services
3.950%, 05/15/28	50	59
1.450%, 02/15/31	200	197

Rockwell Automation
3.500%, 03/01/29	85	99

Roper Technologies
2.800%, 12/15/21	150	154

Ryder System
3.875%, 12/01/23	25	27
2.800%, 03/01/22	30	31
2.500%, 09/01/24	20	21

Snap-on
3.100%, 05/01/50	20	21

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)

Southwest Airlines
5.250%, 05/04/25	$45	$50
2.625%, 02/10/30	50	47

Stanley Black & Decker 4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.657%, 03/15/60	30	31
2.900%, 11/01/22	100	105

Textron
2.450%, 03/15/31	65	65

Union Pacific
3.839%, 03/20/60	100	116
3.799%, 10/01/51	200	238
3.646%, 02/15/24	100	109
3.600%, 09/15/37	150	173
3.550%, 08/15/39	70	80

United Airlines, Pass-Through Trust
4.300%, 08/15/25	70	68
3.750%, 09/03/26	72	68
2.700%, 05/01/32	30	28

United Parcel Service
5.300%, 04/01/50	200	297
3.400%, 03/15/29	115	133
3.050%, 11/15/27	100	113

United Technologies
4.625%, 11/16/48	1,268	1,656
4.450%, 11/16/38	10	12
4.125%, 11/16/28	330	391
3.950%, 08/16/25	15	17
3.750%, 11/01/46	150	172

Verisk Analytics
4.125%, 03/15/29	110	130
4.000%, 06/15/25	50	57

Waste Connections
3.500%, 05/01/29	50	57

Waste Management
4.150%, 07/15/49	65	83
3.500%, 05/15/24	100	109

Westinghouse Air Brake Technologies
4.950%, 09/15/28	150	175

WW Grainger
1.850%, 02/15/25	100	105

Xylem
2.250%, 01/30/31	90	95

		34,942

Information Technology – 1.5%

Adobe
2.300%, 02/01/30	30	32
2.150%, 02/01/27	30	32
1.900%, 02/01/25	30	32
1.700%, 02/01/23	20	21

Amphenol
4.350%, 06/01/29	25	30
2.800%, 02/15/30	50	55

Apple
4.650%, 02/23/46	400	558
4.500%, 02/23/36	100	133

Description	Face Amount (000)	Value (000)
3.850%, 08/04/46	$100	$125
3.450%, 05/06/24	100	110
3.000%, 06/20/27	25	28
3.000%, 11/13/27	100	113
2.950%, 09/11/49	100	110
2.850%, 05/11/24	250	270
2.550%, 08/20/60	30	30
2.500%, 02/09/22	50	51
2.400%, 01/13/23	200	209
2.400%, 08/20/50	30	30
2.300%, 05/11/22	100	103
1.125%, 05/11/25	65	67
0.550%, 08/20/25	50	50

Applied Materials
3.300%, 04/01/27	125	142

Arrow Electronics
3.500%, 04/01/22	100	103

Autodesk
2.850%, 01/15/30	30	33

Automatic Data Processing
1.250%, 09/01/30	40	39

Broadcom
4.750%, 04/15/29	100	117
4.300%, 11/15/32	30	34
4.250%, 04/15/26	100	113
4.150%, 11/15/30	3,346	3,759
4.110%, 09/15/28	211	238
3.875%, 01/15/27	100	111
3.459%, 09/15/26	26	28
3.150%, 11/15/25	40	43
2.250%, 11/15/23	35	36

Cisco Systems
3.625%, 03/04/24	100	111
3.500%, 06/15/25	50	57
2.950%, 02/28/26	50	55
2.500%, 09/20/26	100	110
2.200%, 09/20/23	100	105

Citrix Systems
3.300%, 03/01/30	50	53

Corning
5.350%, 11/15/48	100	135

Dell International
6.020%, 06/15/26 (A)	260	305
5.300%, 10/01/29 (A)	50	57
4.900%, 10/01/26 (A)	50	57

Deutsche Telekom International Finance BV
8.750%, 06/15/30	100	155

DXC Technology
4.125%, 04/15/25	35	38

Fidelity National Information Services
3.000%, 08/15/26	150	166

Fiserv
4.400%, 07/01/49	40	50
3.800%, 10/01/23	100	109
3.500%, 07/01/29	45	51
2.750%, 07/01/24	50	53
2.650%, 06/01/30	100	108
2.250%, 06/01/27	100	106

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)

Flex
4.875%, 06/15/29	$50	$58
3.750%, 02/01/26	15	16

Genpact Luxembourg Sarl
3.375%, 12/01/24	25	26

Global Payments
4.150%, 08/15/49	100	118
2.900%, 05/15/30	45	48

Hewlett Packard Enterprise
6.350%, 10/15/45	150	191
1.750%, 04/01/26	50	50
1.450%, 04/01/24	50	51

HP
6.000%, 09/15/41	150	184

Intel
4.600%, 03/25/40	300	400
3.700%, 07/29/25	25	28
3.250%, 11/15/49	100	112
3.150%, 05/11/27	100	112
2.600%, 05/19/26	100	110
2.450%, 11/15/29	200	218

International Business Machines
4.250%, 05/15/49	100	125
4.150%, 05/15/39	100	123
3.625%, 02/12/24	100	110
3.450%, 02/19/26	50	57
3.300%, 05/15/26	100	113
3.000%, 05/15/24	300	325
2.950%, 05/15/50	100	103
2.850%, 05/13/22	100	104

Jabil
3.600%, 01/15/30	25	27

Juniper Networks
4.500%, 03/15/24	50	56

Keysight Technologies
3.000%, 10/30/29	50	55

KLA
4.100%, 03/15/29	65	78
3.300%, 03/01/50	25	26

Lam Research
4.000%, 03/15/29	30	36
3.750%, 03/15/26	100	115
3.125%, 06/15/60	1,648	1,765

Mastercard
3.950%, 02/26/48	10	13
3.850%, 03/26/50	1,936	2,472
3.650%, 06/01/49	50	61
3.500%, 02/26/28	5	6
2.950%, 11/21/26	50	56
2.950%, 06/01/29	50	56

Microchip Technology
2.670%, 09/01/23 (A)	1,587	1,643

Micron Technology
4.663%, 02/15/30	100	117

Microsoft
3.700%, 08/08/46	100	125
3.300%, 02/06/27	160	183
3.125%, 11/03/25	1,453	1,625
2.875%, 02/06/24	35	38

Description	Face Amount (000)	Value (000)
2.700%, 02/12/25	$300	$327
2.650%, 11/03/22	150	157
2.525%, 06/01/50	500	523
2.400%, 08/08/26	100	109

Motorola Solutions
4.600%, 05/23/29	25	30
2.300%, 11/15/30	85	84

NVIDIA
2.850%, 04/01/30	250	281

NXP BV
5.350%, 03/01/26 (A)	1,377	1,628
4.300%, 06/18/29 (A)	1,244	1,434

Oracle
3.900%, 05/15/35	200	243
3.600%, 04/01/40	250	286
3.600%, 04/01/50	2,285	2,576
2.950%, 05/15/25	100	109
2.950%, 04/01/30	400	447
2.500%, 05/15/22	150	155
2.400%, 09/15/23	200	210

PayPal Holdings
2.300%, 06/01/30	105	111

QUALCOMM
3.250%, 05/20/27	50	56
3.250%, 05/20/50	65	73
3.000%, 05/20/22	100	104
2.150%, 05/20/30	150	157

Seagate HDD Cayman
4.091%, 06/01/29 (A)	53	58

Texas Instruments
4.150%, 05/15/48	50	65
1.375%, 03/12/25	15	16

Total System Services
4.800%, 04/01/26	100	117

Trimble
4.150%, 06/15/23	100	108

Tyco Electronics Group
3.125%, 08/15/27	25	27

Visa
2.800%, 12/14/22	100	105
2.700%, 04/15/40	250	270
2.050%, 04/15/30	463	496
1.900%, 04/15/27	150	159
1.100%, 02/15/31	3,625	3,559

VMware
2.950%, 08/21/22	100	104

Western Union
4.250%, 06/09/23	50	54

Xilinx
2.375%, 06/01/30	50	53

		34,492

Materials – 0.5%

Air Products and Chemicals
2.800%, 05/15/50	20	21
2.700%, 05/15/40	25	27
2.050%, 05/15/30	10	11
1.500%, 10/15/25	10	10

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)

Airgas
3.650%, 07/15/24	$100	$110

Barrick
5.250%, 04/01/42	150	206

BHP Billiton Finance USA
5.000%, 09/30/43	100	141

Celanese US Holdings
4.625%, 11/15/22	20	22

CNAC HK Finbridge
4.125%, 03/14/21	2,000	2,023

Dow Chemical
5.550%, 11/30/48	50	67
4.800%, 11/30/28	100	120

DuPont de Nemours
5.419%, 11/15/48	40	53
4.205%, 11/15/23	100	110
2.169%, 05/01/23	60	61

Eastman Chemical
3.800%, 03/15/25	150	166

Ecolab
3.250%, 01/14/23	100	106
1.300%, 01/30/31	80	78

FMC
4.500%, 10/01/49	100	123

Huntsman International
4.500%, 05/01/29	20	22

International Paper
5.150%, 05/15/46	150	196

Linde
2.000%, 08/10/50	30	27
1.100%, 08/10/30	50	49

LYB International Finance III
4.200%, 10/15/49	75	83
4.200%, 05/01/50	1,350	1,505
3.375%, 05/01/30	50	54
2.875%, 05/01/25	50	54

LyondellBasell Industries
6.000%, 11/15/21	1,024	1,071

Martin Marietta Materials
4.250%, 12/15/47	100	114

Mosaic
4.050%, 11/15/27	100	111

Newmont Goldcorp
5.450%, 06/09/44	100	142
3.700%, 03/15/23	7	8

Nucor
3.950%, 05/01/28	150	175

Nutrien
6.125%, 01/15/41	150	199
3.625%, 03/15/24	100	109

Nutrition & Biosciences
1.832%, 10/15/27 (A)	2,930	2,943

Packaging Corp of America
3.650%, 09/15/24	100	110
3.400%, 12/15/27	35	39

PPG Industries
2.400%, 08/15/24	50	53

Description	Face Amount (000)	Value (000)

RPM International
4.550%, 03/01/29	$50	$58

Sherwin-Williams
3.800%, 08/15/49	50	57
3.450%, 08/01/25	100	111
3.300%, 05/15/50	50	53
2.950%, 08/15/29	50	55

Southern Copper
5.875%, 04/23/45	150	204
3.875%, 04/23/25	30	33

Steel Dynamics
2.800%, 12/15/24	25	26

Vale Overseas
6.875%, 11/21/36	200	260

Vulcan Materials
3.500%, 06/01/30	100	112

Westlake Chemical
3.600%, 08/15/26	100	110

WRKCo
4.650%, 03/15/26	100	118
4.200%, 06/01/32	50	60

		11,776

Real Estate – 0.6%

Alexandria Real Estate Equities
4.000%, 01/15/24	100	110
4.000%, 02/01/50	50	60
3.450%, 04/30/25	25	28

American Campus Communities Operating Partnership
3.300%, 07/15/26	100	107

American Tower
3.800%, 08/15/29	150	172
3.375%, 05/15/24	100	108
3.100%, 06/15/50	100	99
2.250%, 01/15/22	50	51

AvalonBay Communities
3.500%, 11/15/24	100	110
3.300%, 06/01/29	65	74

Boston Properties
3.650%, 02/01/26	150	167
3.250%, 01/30/31	15	16

Brandywine Operating Partnership
4.100%, 10/01/24	50	53

Brixmor Operating Partnership
4.050%, 07/01/30	2,556	2,734
3.250%, 09/15/23	100	103

Camden Property Trust
4.100%, 10/15/28	10	12
3.150%, 07/01/29	30	33

Corporate Office Properties
2.250%, 03/15/26	35	35

Crown Castle International
5.250%, 01/15/23	100	110
4.000%, 11/15/49	10	11
3.700%, 06/15/26	35	39
3.250%, 01/15/51	100	100
2.250%, 01/15/31	25	25
1.350%, 07/15/25	20	20

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)

CubeSmart
4.375%, 02/15/29	$15	$17
2.000%, 02/15/31	30	30

CyrusOne
3.450%, 11/15/29	100	108

Digital Realty Trust
3.600%, 07/01/29	30	34

Duke Realty
3.750%, 12/01/24	100	111

EPR Properties
4.750%, 12/15/26	50	48

Equinix
5.375%, 05/15/27	35	38
2.625%, 11/18/24	65	69

ERP Operating
4.625%, 12/15/21	120	125
4.150%, 12/01/28	50	59

Essex Portfolio
3.375%, 04/15/26	100	111
2.650%, 03/15/32	15	16

Federal Realty Investment Trust
3.950%, 01/15/24	1,429	1,548
3.500%, 06/01/30	1,469	1,589
3.200%, 06/15/29	50	53

GLP Capital
5.750%, 06/01/28	15	17
5.375%, 11/01/23	15	16
5.375%, 04/15/26	25	28
5.250%, 06/01/25	15	16
4.000%, 01/15/30	65	67

Healthcare Trust of America Holdings
2.000%, 03/15/31	55	54

Healthpeak Properties
3.875%, 08/15/24	150	166
3.250%, 07/15/26	100	112

Highwoods Realty
4.200%, 04/15/29	50	56

Host Hotels & Resorts
3.750%, 10/15/23	100	103

Kilroy Realty
3.450%, 12/15/24	50	53

Kimco Realty
3.300%, 02/01/25	80	87
2.700%, 10/01/30	25	25

Life Storage
4.000%, 06/15/29	50	57

Mid-America Apartments
3.950%, 03/15/29	50	58
3.600%, 06/01/27	25	28

National Retail Properties
4.000%, 11/15/25	35	39
3.600%, 12/15/26	100	108

Office Properties Income Trust
4.250%, 05/15/24	50	50

Omega Healthcare Investors
4.375%, 08/01/23	50	54
3.625%, 10/01/29	100	101

Description	Face Amount (000)	Value (000)

Prologis
3.875%, 09/15/28	$35	$41
3.000%, 04/15/50	125	134
2.250%, 04/15/30	30	32
2.125%, 04/15/27	25	27

Public Storage
3.385%, 05/01/29	30	35

Realty Income
3.875%, 04/15/25	25	28
3.250%, 10/15/22	100	105
3.250%, 06/15/29	25	28

Regency Centers
3.600%, 02/01/27	30	32
2.950%, 09/15/29	50	52

Sabra Health Care
3.900%, 10/15/29	50	49

Simon Property Group
3.375%, 10/01/24	125	135
3.300%, 01/15/26	100	109

Spirit Realty
3.200%, 02/15/31	100	98

UDR
4.400%, 01/26/29	25	30
4.000%, 10/01/25	50	56
3.100%, 11/01/34	15	16
2.100%, 08/01/32	2,363	2,343

Ventas Realty
3.750%, 05/01/24	50	54
2.650%, 01/15/25	100	104

VEREIT Operating Partnership
4.875%, 06/01/26	20	23
4.625%, 11/01/25	50	55
4.600%, 02/06/24	15	16

Welltower
4.950%, 09/01/48	100	120
3.100%, 01/15/30	30	32
2.700%, 02/15/27	100	106

Weyerhaeuser
4.625%, 09/15/23	100	111

WP Carey
4.600%, 04/01/24	50	55

		13,654

Utilities – 3.7%

ABY Transmision Sur
6.875%, 04/30/43 (A)	—	—

AEP Transmission
3.800%, 06/15/49	50	59
3.100%, 12/01/26	150	169

Alabama Power
4.300%, 07/15/48	30	38

Ameren
2.500%, 09/15/24	2,086	2,209

Ameren Illinois
4.500%, 03/15/49	25	33
3.250%, 03/15/50	714	804

American Electric Power
3.650%, 12/01/21	35	36

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)

Appalachian Power
3.700%, 05/01/50	$50	$57

Arizona Public Service
4.500%, 04/01/42	100	125
3.150%, 05/15/25	50	55

Atmos Energy
4.125%, 03/15/49	20	26
3.000%, 06/15/27	65	72
1.500%, 01/15/31	2,461	2,451

Avangrid
3.800%, 06/01/29	50	58

Berkshire Hathaway Energy
3.750%, 11/15/23	100	109

Black Hills
4.350%, 05/01/33	30	36
3.050%, 10/15/29	50	54

CenterPoint Energy
4.250%, 11/01/28	25	30
3.850%, 02/01/24	25	27
3.700%, 09/01/49	25	28
3.600%, 11/01/21	10	10
2.950%, 03/01/30	25	27
2.500%, 09/01/22	50	52

CenterPoint Energy Houston Electric
4.250%, 02/01/49	25	32
2.250%, 08/01/22	100	103

Cleco Corporate Holdings
3.743%, 05/01/26	100	107

CMS Energy

4.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.116%, 06/01/50	100	106
3.000%, 05/15/26	40	44

Commonwealth Edison
3.000%, 03/01/50	50	53

Connecticut Light & Power
4.000%, 04/01/48	25	32
3.200%, 03/15/27	25	28

Consolidated Edison of New York
4.450%, 03/15/44	150	186
4.000%, 12/01/28	100	119
3.875%, 06/15/47	100	116
3.800%, 05/15/28	50	58

Dominion Energy
5.950%, 06/15/35	1,377	1,844
4.050%, 09/15/42	150	176
3.375%, 04/01/30	150	169
3.071%, 08/15/24	35	38
2.750%, 01/15/22	100	102
2.450%, 01/15/23 (A)	2,543	2,649

DTE Electric
3.750%, 08/15/47	100	120
2.250%, 03/01/30	50	53

DTE Energy
3.400%, 06/15/29	70	78
2.529%, 10/01/24	2,325	2,472
1.050%, 06/01/25	2,377	2,376
0.550%, 11/01/22	15	15

Description	Face Amount (000)	Value (000)

Duke Energy
3.750%, 09/01/46	$200	$228

Duke Energy Carolinas
5.300%, 02/15/40	300	424
3.700%, 12/01/47	100	118
3.200%, 08/15/49	25	28
3.050%, 03/15/23	100	106
2.950%, 12/01/26	50	56

Duke Energy Florida
4.200%, 07/15/48	1,322	1,686
3.800%, 07/15/28	50	59
2.500%, 12/01/29	50	54
1.750%, 06/15/30	1,449	1,472

Duke Energy Progress
3.700%, 09/01/28	50	58
3.450%, 03/15/29	35	40

Edison International
5.750%, 06/15/27	3,299	3,642
2.400%, 09/15/22	80	82

Empresa de Transporte de Pasajeros Metro
4.700%, 05/07/50 (A)	278	342

Enel Generacion Chile
4.250%, 04/15/24	50	54

Entergy
4.000%, 07/15/22	50	53
2.800%, 06/15/30	100	108
0.900%, 09/15/25	660	657

Entergy Louisiana
4.200%, 04/01/50	50	64
2.900%, 03/15/51	15	16

Entergy Texas
3.550%, 09/30/49	50	56
1.750%, 03/15/31	20	20

Evergy Kansas Central
3.250%, 09/01/49	50	55

Evergy Metro
3.650%, 08/15/25	100	113
2.250%, 06/01/30	50	53

Eversource Energy
3.300%, 01/15/28	100	112
1.650%, 08/15/30	50	49

Exelon
3.400%, 04/15/26	100	112

Exelon Generation
5.600%, 06/15/42	600	707

FirstEnergy
4.250%, 03/15/23	1,445	1,533
3.900%, 07/15/27	2,031	2,233
2.850%, 07/15/22	515	528
2.250%, 09/01/30	40	39
1.600%, 01/15/26	35	35

FirstEnergy Transmission
5.450%, 07/15/44 (A)	1,217	1,573
4.550%, 04/01/49 (A)	530	623

Florida Power & Light
4.125%, 06/01/48	50	65
3.990%, 03/01/49	50	64
3.700%, 12/01/47	1,239	1,508

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)

Georgia Power
4.300%, 03/15/42	$200	$239

Israel Electric
5.000%, 11/12/24 (A)	1,172	1,318

ITC Holdings
3.650%, 06/15/24	25	27
2.700%, 11/15/22	3,645	3,802

Kentucky Utilities
3.300%, 06/01/50	145	159

MidAmerican Energy
3.950%, 08/01/47	100	126

National Fuel Gas
3.950%, 09/15/27	50	51

Nevada Power
3.700%, 05/01/29	40	47
2.400%, 05/01/30	1,221	1,307

NextEra Energy Capital Holdings
4.800%, VAR ICE LIBOR USD 3 Month+2.409%, 12/01/77	200	215
3.150%, 04/01/24	100	108
2.800%, 01/15/23	1,415	1,485
2.250%, 06/01/30	3,711	3,843

NiSource
4.375%, 05/15/47	100	123
3.600%, 05/01/30	2,840	3,236
1.700%, 02/15/31	2,785	2,738
0.950%, 08/15/25	5,033	5,028

Oglethorpe Power
5.050%, 10/01/48	50	59

Ohio Power
4.000%, 06/01/49	20	24

Oklahoma Gas & Electric
3.800%, 08/15/28	25	29
3.300%, 03/15/30	25	28

Oncor Electric Delivery
4.100%, 11/15/48	50	64
3.750%, 04/01/45	100	119
3.700%, 11/15/28	100	118

ONE Gas
4.500%, 11/01/48	45	57

Pacific Gas & Electric
4.000%, 12/01/46	700	658

Pacific Gas and Electric
4.500%, 07/01/40	100	102
4.250%, 08/01/23	1,148	1,223
3.500%, 08/01/50	20	18
3.450%, 07/01/25	250	263
3.150%, 01/01/26	2,199	2,256
2.500%, 02/01/31	50	48
1.750%, 06/16/22	1,675	1,677

PacifiCorp
2.700%, 09/15/30	400	439

PECO Energy
3.900%, 03/01/48	15	19

Perusahaan Listrik Negara
5.500%, 11/22/21 (A)	776	812
4.875%, 07/17/49 (A)	571	627

Piedmont Natural Gas
3.500%, 06/01/29	100	114

Description	Face Amount (000)	Value (000)

PPL Capital Funding
4.200%, 06/15/22	$559	$589
4.125%, 04/15/30	1,126	1,330
4.000%, 09/15/47	100	115

PPL Electric Utilities
3.000%, 10/01/49	35	38

Progress Energy
7.750%, 03/01/31	1,085	1,588

PSEG Power
3.850%, 06/01/23	50	54

Public Service Electric and Gas
2.700%, 05/01/50	100	104

Public Service Enterprise Group
2.650%, 11/15/22	150	157
0.800%, 08/15/25	1,806	1,794

Public Service of Colorado
4.100%, 06/15/48	65	83
3.200%, 03/01/50	100	114
1.900%, 01/15/31	100	104

Public Service of New Hampshire
3.600%, 07/01/49	25	29

Puget Sound Energy
4.223%, 06/15/48	100	125

Ruwais Power PJSC
6.000%, 08/31/36 (A)	540	708

San Diego Gas & Electric
4.150%, 05/15/48	636	770
3.750%, 06/01/47	858	980
1.700%, 10/01/30	3,150	3,138

Sempra Energy
6.000%, 10/15/39	231	319
3.800%, 02/01/38	200	224
3.550%, 06/15/24	100	108
2.900%, 02/01/23	35	37

Southern
4.250%, 07/01/36	150	174
3.700%, 04/30/30	200	229

Southern California Edison
4.875%, 03/01/49	100	121
4.125%, 03/01/48	150	165
3.700%, 08/01/25	931	1,032
3.650%, 03/01/28	50	55
3.650%, 02/01/50	1,173	1,212
3.500%, 10/01/23	150	161
2.850%, 08/01/29	75	79

Southern Gas Capital
3.250%, 06/15/26	30	33

Southwestern Electric Power
4.100%, 09/15/28	25	29
2.750%, 10/01/26	50	54

Southwestern Public Service
4.400%, 11/15/48	100	128
3.750%, 06/15/49	50	59

Tampa Electric
4.450%, 06/15/49	25	32
4.300%, 06/15/48	25	32

Tucson Electric Power
1.500%, 08/01/30	45	45

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)

Union Electric
3.500%, 04/15/24	$150	$162
3.250%, 10/01/49	150	169

Virginia Electric & Power
3.800%, 04/01/28	100	118
3.500%, 03/15/27	100	114
3.100%, 05/15/25	100	110

Washington Gas Light
3.650%, 09/15/49	25	28

WEC Energy Group
3.100%, 03/08/22	25	26
0.550%, 09/15/23	100	100

Wisconsin Electric Power
4.300%, 10/15/48	10	13

Wisconsin Power and Light
3.650%, 04/01/50	150	177

		86,237

Total Corporate Obligations (Cost $571,281) (000)		596,819

MORTGAGE-BACKED SECURITIES — 22.8%

Agency Mortgage-Backed Obligations – 21.0%

FHLMC
5.000%, 02/01/39 - 12/01/49	2,400	2,728
4.500%, 05/01/42 - 04/01/49	5,101	5,601
4.000%, 08/01/40 - 06/01/48	13,654	14,936
3.500%, 06/01/33 - 03/01/50	30,437	32,682
3.000%, 11/01/27 - 06/01/50	26,679	28,290
2.500%, 01/01/32 - 07/01/50	4,275	4,482
2.000%, 10/01/50	1,250	1,293

FHLMC, Ser 2011-3830, Cl DZ
4.000%, 12/15/30	—	—

FHLMC, Ser 2018-4821, Cl MA
3.500%, 10/15/53	2,295	2,421

FHLMC Multifamily Structured Pass-Through Certificates, Ser K055, Cl A2
2.673%, 03/25/26	400	438

FHLMC Multifamily Structured Pass-Through Certificates, Ser K065, Cl A2
3.243%, 04/25/27	1,026	1,173

FHLMC Multifamily Structured Pass-Through Certificates, Ser K067, Cl A2
3.194%, 07/25/27	1,402	1,599

FHLMC Multifamily Structured Pass-Through Certificates, Ser K068, Cl A2
3.244%, 08/25/27	723	832

FHLMC Multifamily Structured Pass-Through Certificates, Ser K069, Cl A2
3.187%, 09/25/27 (D)	400	459

FHLMC Multifamily Structured Pass-Through Certificates, Ser K070, Cl A2

Description	Face Amount (000)	Value (000)
3.303%, 11/25/27 (D)	$361	$415

FHLMC Multifamily Structured Pass-Through Certificates, Ser K072, Cl A2
3.444%, 12/25/27	100	117

FHLMC Multifamily Structured Pass-Through Certificates, Ser K076, Cl A2
3.900%, 04/25/28	2,705	3,241

FHLMC Multifamily Structured Pass-Through Certificates, Ser K078, Cl A2
3.854%, 06/25/28	200	239

FHLMC Multifamily Structured Pass-Through Certificates, Ser K079, Cl A2
3.926%, 06/25/28	200	240

FHLMC Multifamily Structured Pass-Through Certificates, Ser K080, Cl A2
3.926%, 07/25/28 (D)	402	483

FHLMC Multifamily Structured Pass-Through Certificates, Ser K085, Cl A2
4.060%, 10/25/28 (D)	1,311	1,583

FHLMC Multifamily Structured Pass-Through Certificates, Ser K086, Cl A2
3.858%, 11/25/51 (D)	120	145

FHLMC Multifamily Structured Pass-Through Certificates, Ser K091, Cl A2
3.505%, 03/25/29	1,225	1,448

FHLMC Multifamily Structured Pass-Through Certificates, Ser K098, Cl A2
2.425%, 08/25/29	100	111

FHLMC Multifamily Structured Pass-Through Certificates, Ser K099, Cl A2
2.595%, 09/25/29	100	112

FHLMC Multifamily Structured Pass-Through Certificates, Ser K101, Cl A2
2.524%, 10/25/29	200	223

FHLMC Multifamily Structured Pass-Through Certificates, Ser K107, Cl A2
1.639%, 01/25/30	870	911

FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl A2
2.454%, 08/25/23	350	367

FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl A2
2.525%, 10/25/26	300	328

FNMA
5.500%, 09/01/40	600	695
5.000%, 07/01/41 - 09/01/48	1,733	1,957

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)
4.500%, 01/01/30 - 09/01/50	$10,637	$11,706
4.000%, 11/01/33 - 02/01/50	22,703	24,665
3.500%, 08/01/30 - 06/01/50	42,279	45,286
3.000%, 10/01/27 - 09/01/50	67,119	70,995
2.500%, 12/01/27 - 10/01/50	38,456	40,544
2.000%, 08/01/50	497	514

FNMA TBA
5.000%, 10/01/36	2,400	2,630
4.500%, 10/14/34	3,545	3,835
4.000%, 10/14/39	7,515	8,015
3.500%, 10/01/40	2,760	2,910
3.000%, 10/15/42	390	408
2.500%, 10/01/42 - 11/01/43	4,500	4,715
2.000%, 10/14/69 - 11/12/69	38,925	40,211

FNMA, Ser 2015-M11, Cl A2
2.916%, 04/25/25 (D)	450	486

FNMA, Ser 2018-M12, Cl A2
3.776%, 08/25/30 (D)	100	121

FNMA, Ser M42, Cl A2
1.270%, 07/25/30	120	122

FNMA, Ser M7, Cl A2
3.150%, 03/25/28 (D)	500	570

GNMA
5.000%, 09/20/46 - 09/20/48	1,276	1,417
4.500%, 12/20/41 - 11/20/48	1,858	2,024
4.000%, 06/20/45 - 07/20/49	19,119	20,553
3.500%, 11/20/44 - 03/20/50	27,802	29,578
3.000%, 06/20/45 - 07/20/50	10,531	11,085
2.500%, 12/20/46 - 09/20/50	3,437	3,612

GNMA TBA
3.500%, 11/15/41	7,320	7,709
3.000%, 11/01/42	13,130	13,741
2.500%, 02/20/46	26,870	28,219

		485,220

Non-Agency Mortgage-Backed Obligations – 1.8%

Alternative Loan Trust, Ser 2003-22CB, Cl 3A1
6.000%, 12/25/33	495	510

BANK, Ser 2017-BNK8, Cl A4
3.488%, 11/15/50	90	103

BANK, Ser 2017-BNK8, Cl B
4.063%, 11/15/50 (D)	50	56

BANK, Ser 2018-BN13, Cl A5
4.217%, 08/15/61 (D)	250	296

BANK, Ser 2018-BN14, Cl A4
4.231%, 09/15/60 (D)	96	113

BANK, Ser 2018-BN15, Cl A4
4.407%, 11/15/61 (D)	50	60

BANK, Ser 2019-BN19, Cl A3
3.183%, 08/15/61	100	113

BANK, Ser 2019-BN21, Cl A5
2.851%, 10/17/52	993	1,099

BANK, Ser 2020-BN27, Cl A5
2.144%, 04/15/63	693	728

BBCMS Mortgage Trust, Ser 2018-C2, Cl A5
4.314%, 12/15/51	50	60

Description	Face Amount (000)	Value (000)

Benchmark Mortgage Trust, Ser 2018-B2, Cl A5
3.882%, 02/15/51 (D)	$100	$117

Benchmark Mortgage Trust, Ser 2018-B6, Cl A4
4.261%, 10/10/51	50	60

Benchmark Mortgage Trust, Ser 2019-B11, Cl A5
3.542%, 05/15/52	200	231

Benchmark Mortgage Trust, Ser 2019-B9, Cl A5
4.016%, 03/15/52	57	68

Benchmark Mortgage Trust, Ser 2020-B16, Cl A5
2.732%, 02/15/53	232	255

Benchmark Mortgage Trust, Ser 2020-B17, Cl A5
2.289%, 03/15/53	1,644	1,744

CD Mortgage Trust, Ser 2019-CD8, Cl A4
2.912%, 08/15/57	100	111

Citigroup Commercial Mortgage Trust, Ser 2015-GC33, Cl A4
3.778%, 09/10/58	245	274

Citigroup Commercial Mortgage Trust, Ser 2016-C3, Cl A4
3.154%, 11/15/49	1,004	1,113

Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl A5
3.720%, 11/10/26	914	1,043

Citigroup Commercial Mortgage Trust, Ser 2017-P7, Cl A4
3.712%, 04/14/50	500	570

Citigroup Commercial Mortgage Trust, Ser 2018-C5, Cl A4
4.228%, 06/10/51 (D)	100	118

Citigroup Commercial Mortgage Trust, Ser C7, Cl A4
3.102%, 12/15/72	1,955	2,207

Citigroup Commercial Mortgage Trust, Ser GC43, Cl A4
3.038%, 11/10/52	50	56

Citigroup Mortgage Loan Trust, Ser 2018-A, Cl A1
4.000%, 01/25/68 (A) (D)	558	560

COMM Mortgage Trust, Ser 2013-CCRE9, Cl A4
4.362%, 07/10/45 (D)	300	322

COMM Mortgage Trust, Ser 2013-CR12, Cl A3
3.765%, 10/10/46	1,276	1,373

COMM Mortgage Trust, Ser 2013-CR7, Cl A4
3.213%, 03/10/46	312	326

COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/48	200	218

COMM Mortgage Trust, Ser 2015-LC23, Cl A4

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)
3.774%, 10/10/48	$1,167	$1,310

Credit Suisse First Boston Mortgage Securities, Ser 2004-AR2, Cl 5A1
3.429%, 03/25/34 (D)	16	17

CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A5
3.502%, 11/15/49	597	662

CSAIL Commercial Mortgage Trust, Ser 2019-C16, Cl A3
3.329%, 06/15/52	484	541

CSFB Mortgage-Backed Pass- Through Certificates, Ser 2003-27, Cl 4A4
5.750%, 11/25/33	60	63

CSMC Trust, Ser 2018-RPL7, Cl A1
4.000%, 08/26/58 (A)	445	452

GS Mortgage Securities Trust, Ser 2013-GCJ12, Cl A4
3.135%, 06/10/46	367	383

GS Mortgage Securities Trust, Ser 2014-GC18, Cl A3
3.801%, 01/10/47	1,415	1,506

GS Mortgage Securities Trust, Ser 2014-GC18, Cl A4
4.074%, 01/10/47	581	630

GS Mortgage Securities Trust, Ser 2016-GS4, Cl A4
3.442%, 11/10/49 (D)	365	407

GS Mortgage Securities Trust, Ser 2017-GS5, Cl A4
3.674%, 03/10/50	750	855

GS Mortgage Securities Trust, Ser 2019-GC38, Cl A4
3.968%, 02/10/52	100	117

GS Mortgage Securities Trust, Ser 2019-GC42, Cl A4
3.001%, 09/01/52	100	112

GS Mortgage Securities Trust, Ser 2020-GC45, Cl A5
2.911%, 02/13/53	1,091	1,220

GSR Mortgage Loan Trust, Ser 2005-4F, Cl 6A1
6.500%, 02/25/35	30	30

HarborView Mortgage Loan Trust, Ser 2004-3, Cl 1A
3.993%, 05/19/34 (D)	21	21

JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl A2
3.240%, 03/15/50	361	368

MLCC Mortgage Investors, Ser 2006-2, Cl 2A
2.842%, 05/25/36 (D)	81	80

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C19, Cl AS
3.832%, 12/15/47	500	544

Description	Face Amount (000)	Value (000)

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/48	$1,679	$1,819

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl A4
3.732%, 05/15/48	1,839	2,052

Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A
3.350%, 07/13/29 (A)	1,104	1,119

Morgan Stanley Capital I Trust, Ser 2017-HR2, Cl A4
3.587%, 12/15/50	250	283

Morgan Stanley Capital I Trust, Ser 2018-H4, Cl A4
4.310%, 12/15/51	1,173	1,400

Morgan Stanley Capital I Trust, Ser 2019-H7, Cl A3
3.005%, 07/15/52	556	616

Morgan Stanley Capital I Trust, Ser 2019-H7, Cl A4
3.261%, 07/15/52	100	113

UBS Commercial Mortgage Trust, Ser 2018-C8, Cl A4
3.983%, 02/15/51	300	347

UBS Commercial Mortgage Trust, Ser C18, Cl A4
3.035%, 12/15/52	100	111

Wells Fargo Commercial Mortgage Trust, Ser 2015-C31, Cl A4
3.695%, 11/15/48	985	1,102

Wells Fargo Commercial Mortgage Trust, Ser 2015-LC22, Cl A4
3.839%, 09/15/58	885	993

Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Cl A4
3.809%, 12/15/48	638	717

Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl A4
3.096%, 06/15/49	1,338	1,446

Wells Fargo Commercial Mortgage Trust, Ser 2018-C47, Cl A4
4.442%, 09/15/61	339	407

Wells Fargo Commercial Mortgage Trust, Ser 2019-C49, Cl A4
3.760%, 03/15/52	394	452

Wells Fargo Commercial Mortgage Trust, Ser 2019-C49, Cl A5
4.023%, 03/15/52	100	118

Wells Fargo Commercial Mortgage Trust, Ser 2019-C52, Cl A5
2.892%, 08/15/52	100	111

Wells Fargo Commercial Mortgage Trust, Ser 2019-C54, Cl A4
3.146%, 12/15/52	1,114	1,256

Wells Fargo Commercial Mortgage Trust, Ser 2020-C55, Cl A5
2.725%, 02/15/53	1,452	1,594

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust, Ser 2020-C56, Cl A5
2.448%, 06/15/53	$199	$214

WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl A3
2.749%, 05/15/45	430	444

WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/46	60	63

WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl A5
3.631%, 11/15/47	1,387	1,508

		41,507

Total Mortgage-Backed Securities (Cost $514,435) (000)		526,727

U.S. TREASURY OBLIGATIONS — 20.0%

U.S. Treasury Bonds
5.375%, 02/15/31	1,000	1,474
5.000%, 05/15/37	2,240	3,633
4.750%, 02/15/37	7,744	12,212
4.625%, 02/15/40	500	806
4.500%, 02/15/36	750	1,136
4.375%, 02/15/38 - 05/15/41	5,812	9,084
4.250%, 11/15/40	450	700
3.875%, 08/15/40	500	741
3.750%, 08/15/41	600	882
3.625%, 08/15/43	900	1,314
3.375%, 11/15/48	11,727	17,107
3.125%, 02/15/42 - 05/15/48	13,207	18,344
3.000%, 11/15/44 - 02/15/49	15,263	20,789
2.875%, 05/15/43 - 05/15/49	5,301	7,036
2.750%, 08/15/42 - 11/15/47	21,186	27,545
2.500%, 02/15/45 - 05/15/46	3,250	4,017
2.375%, 11/15/49	2,959	3,623
2.250%, 08/15/46 - 08/15/49	9,510	11,337
2.000%, 02/15/50	4,968	5,636
1.375%, 08/15/50	600	589
1.250%, 05/15/50	6,862	6,523
1.125%, 05/15/40 - 08/15/40	5,368	5,282

U.S. Treasury Notes
3.125%, 11/15/28	2,000	2,410
3.000%, 09/30/25	1,000	1,135
2.875%, 11/15/21 - 05/15/28	10,025	11,153
2.750%, 05/31/23 - 08/31/25	8,500	9,189
2.625%, 12/15/21 - 02/15/29	7,500	8,264
2.500%, 01/15/22 - 01/31/25	6,700	7,153
2.375%, 02/29/24 - 05/15/29	15,046	16,472
2.250%, 12/31/23 - 08/15/27	16,761	18,166
2.125%, 05/15/22 - 05/31/26	17,325	18,462
2.000%, 10/31/21 - 11/15/26	26,742	28,418
1.875%, 11/30/21 - 06/30/26	9,750	10,173
1.750%, 02/28/22 - 12/31/26	25,892	27,233
1.625%, 08/15/22 - 08/15/29	8,000	8,367
1.500%, 11/30/21 - 02/15/30	35,829	37,631
1.375%, 01/31/22 - 08/31/26	7,000	7,215
1.250%, 08/31/24	5,503	5,726
1.125%, 02/28/22 - 02/28/27	7,500	7,740
0.625%, 03/31/27 - 08/15/30	5,718	5,702
0.500%, 03/31/25 - 06/30/27	4,220	4,248

Description	Face Amount (000)	Value (000)
0.375%, 04/30/25 - 09/30/27	$16,410	$16,399
0.250%, 04/15/23 - 09/30/25	41,853	41,839
0.125%, 04/30/22 - 09/15/23	7,514	7,512

Total U.S. Treasury Obligations (Cost $418,285) (000)		460,417

LOAN PARTICIPATIONS — 9.4%

Airlines – 0.0%

American Airlines, Inc., 2018 Replacement Term Loan
1.895%, VAR LIBOR+1.750%, 06/27/25	723	439

Automobile – 0.1%

Belron Finance US LLC, Initial Term B Loan, 1st Lien
2.742%, VAR LIBOR+2.500%, 11/07/24	975	960

Clarios Global LP, Initial Dollar Term Loan, 1st Lien
3.647%, VAR LIBOR+3.500%, 04/30/26	1,638	1,593

Honeywell Technologies Sàrl, Dollar Tranche B Term Loan, 1st Lien
3.540%, VAR LIBOR+3.250%, 09/19/25	735	709

		3,262

Automotive – 0.1%

Chassix Inc., Term Loan B
6.500%, 11/15/23	235	208

Chassix, Inc., Initial Loan, 1st Lien
7.750%, 11/15/23	1	1
6.500%, 11/15/23	251	222

Dayco Products, LLC, Term Loan, 1st Lien
4.506%, VAR LIBOR+4.250%, 05/08/23	677	423

International Cash Wash Group, Term Loan
4.250%, 09/25/24	398	389

TI Group Automotive Systems, LLC, Initial US Term Loan, 1st Lien
3.250%, VAR LIBOR+2.500%, 06/30/22	1,923	1,916

		3,159

Banking – 0.1%

Azalea TopCo, Inc., Initial Term Loan, 1st Lien
3.761%, VAR LIBOR+3.500%, 07/24/26	1,313	1,262

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)
Broadcasting and Entertainment – 0.3%

Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
1.900%, VAR LIBOR+1.750%, 02/01/27	$746	$728

Crown Finance US, Inc., Initial Dollar Tranche Term Loan, 1st Lien
2.769%, VAR LIBOR+2.500%, 02/28/25	1,004	664

CSC Holdings, LLC, March 2017 Refinancing Term Loan, 1st Lien
2.402%, VAR LIBOR+2.250%, 07/17/25	1,240	1,197

Diamond Sports Group, LLC, Term Loan, 1st Lien
3.400%, VAR LIBOR+3.250%, 08/24/26	1,489	1,149

NEP Group, Inc., Initial Dollar Term Loan, 1st Lien
3.397%, VAR LIBOR+3.250%, 10/20/25	317	271

NEP Group, Inc., Initial Loan, 2nd Lien
7.147%, VAR LIBOR+7.000%, 10/19/26	500	390

Numericable U.S. LLC, USD TLB- [12] Term Loan, 1st Lien
3.840%, VAR LIBOR+3.688%, 01/31/26	1,461	1,405

Numericable U.S. LLC, USD TLB-11 Term Loan, 1st Lien
2.897%, VAR LIBOR+2.750%, 07/31/25	247	235

Technicolor S.A., First Incremental U.S. Term Loan, 1st Lien
3.113%, VAR LIBOR+2.750%, 12/06/23	732	353

Virgin Media Bristol LLC, N Facility, 1st Lien
2.652%, VAR LIBOR+2.500%, 01/31/28	1,400	1,357

		7,749

Building Materials – 0.1%

Beacon Roofing Supply, Inc., Initial Term Loan, 1st Lien
2.406%, VAR LIBOR+2.250%, 01/02/25	974	942

Foundation Building Materials Holding Company LLC, Term Loan, 1st Lien
3.156%, 05/09/25	748	735

Priso Acquisition Corporation (aka PrimeSource Building Products), Term B Loan, 1st Lien
4.175%, VAR LIBOR+3.000%, 05/08/22	881	854

		2,531

Description	Face Amount (000)	Value (000)
Buildings and Real Estate – 0.2%

Blackstone Mortgage Trust, Inc., Term B-2 Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 04/23/26	$933	$926

C.H.I. Overhead Doors, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 07/29/22	746	738

Claros Mortgage Trust, Inc., Initial Term Loan, 1st Lien
3.406%, VAR LIBOR+3.250%, 08/09/26	406	393

Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien
3.647%, VAR LIBOR+3.500%, 12/08/25	1,162	1,134

RHP Hotel Properties, LP, Tranche B Term Loan, 1st Lien
2.150%, VAR LIBOR+2.000%, 05/11/24	576	543

VICI Properties 1 LLC, Term B Loan, 1st Lien
1.906%, VAR LIBOR+1.750%, 12/20/24	1,164	1,123

		4,857

Cable/Wireless Video – 0.0%

Charter Communications Operating LLC, Term Loan, 1st Lien
1.900%, 04/30/25	899	882

Cargo Transport – 0.1%

XPO Logistics, Inc., Refinancing Term Loan (2018), 1st Lien
2.147%, VAR LIBOR+2.000%, 02/24/25	1,046	1,024

Chemicals – 0.8%

AkzoNobel (Starfruit), Term Loan B
3.151%, VAR LIBOR+3.000%, 10/01/25	1,611	1,558

Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-2 Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 06/02/23	687	668

Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-3 Term Loan
4.000%, VAR LIBOR+3.250%, 06/02/23	517	503

Alpha 3 B.V., Initial Term B-1 Loan
4.000%, 01/31/24 (D)	746	733

Archroma Finance S.a r.l., Facility B2, 1st Lien
4.558%, VAR LIBOR+4.250%, 08/12/24	—	—

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)

Ascend Performance Term Loan B (2019)
6.250%, VAR LIBOR+5.250%, 08/27/26	$930	$926

ASP Chromaflo Intermediate Holdings, Inc., Initial Tranche B-1 Term Loan
4.500%, VAR LIBOR+3.500%, 11/20/23	393	374

ASP Chromaflo Intermediate Holdings, Inc., Initial Tranche B-2 Term Loan
4.500%, VAR LIBOR+3.500%, 11/20/23	511	487

Berry Global, Inc., Term Loan, 1st Lien
2.156%, 10/01/22	250	248

Berry Global, Inc., Term Y Loan, 1st Lien
2.156%, VAR LIBOR+2.000%, 07/01/26	990	959

Dubois Chemicals, Term Loan, 1st Lien
4.651%, 09/30/26	1,243	1,197

Ferro Corporation, Tranche B-1 Term Loan, 1st Lien
2.558%, 02/14/24 (D)	757	743

Flint Group, Term Loan, 1st Lien
4.000%, 09/07/21 (D)	724	653

Messer Industries GmbH, Initial Term B-1 Loan
2.720%, 03/02/26	1,116	1,090

Orion Engineered Carbons GmbH, Initial Dollar Term Loan, 1st Lien
2.308%, VAR LIBOR+2.000%, 07/25/24	1,327	1,300

PMHC II, Inc., Initial Term Loan
4.500%, 03/21/25	315	284
4.500%, 03/31/25	668	603

PQ Corporation, Third Amendment Tranche B-1 Term Loan
2.511%, 02/07/27 (D)	1,361	1,326

Ravago Holdings America, Inc., Term Loan, 1st Lien
2.910%, VAR LIBOR+2.750%, 06/30/23	303	299

Schenectady International Group, Inc., Initial Term Loan
4.897%, 10/15/25	16	15

Schenectady International Group, Inc., Initial Term Loan, 1st Lien
4.906%, 10/15/25	1,067	1,024

Styrolution, Term Loan, 1st Lien
2.308%, 01/22/27	216	210

Tronox Limited, Initial Dollar Term Loan
3.220%, VAR LIBOR+3.000%, 09/23/24	513	504

Description	Face Amount (000)	Value (000)

U.S. Farathane, LLC, Term B-4 Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 12/31/21	$1,083	$934

Vantage Specialty Chemicals, Inc., Closing Date Term Loan
4.500%, 10/28/24	29	26

Vantage Specialty Chemicals, Inc., Closing Date Term Loan, 1st Lien
4.500%, VAR LIBOR+4.000%, 10/28/24	698	626

		17,290

Chemicals, Plastics and Rubber – 0.3%

Acuity Specialty Products, Inc., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 08/12/24	968	905

Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 1st Lien
1.970%, VAR LIBOR+1.750%, 06/01/24	1,358	1,324

Graftech International Ltd., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 02/12/25	1,371	1,352

Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
3.151%, VAR LIBOR+3.000%, 10/01/25	313	303

Solenis Holdings LLC, Initial Dollar Term Loan, 1st Lien
4.256%, VAR LIBOR+4.000%, 06/26/25	741	722

Summit Materials, Term Loan, 1st Lien
2.156%, 11/21/24 (D)	497	492

Tronox Finance LLC, Initial Dollar Term Loan, 1st Lien
3.220%, VAR LIBOR+3.000%, 09/23/24	727	714

Univar Solutions USA Inc., Term B-3 Loan, 1st Lien
2.397%, VAR LIBOR+2.250%, 07/01/24	490	483

Vantage Specialty Chemicals, Inc., Initial Loan, 2nd Lien
9.250%, VAR LIBOR+8.250%, 10/27/25	205	155

Wilsonart LLC, Tranche D Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 12/19/23	485	480

		6,930

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)
Commercial Services – 0.0%

Autokiniton US Holdings, Inc., Closing Date Term B Loan, 1st Lien
6.531%, 05/17/25 (D)	$572	$546

Communication Services – 0.1%

CPI International, Inc., Initial Term Loan, 1st Lien
8.250%, 07/25/25 (D)	312	265

Flight Bidco Inc., Initial Term Loan
4.000%, 07/23/25	610	579

Flight Bidco Inc., Initial Term Loan, 1st Lien
7.660%, 06/19/26	556	473

Flint Acquisition Company, Inc 12/29/2023 Lien 1
4.000%, 09/07/21 (D)	2	2

		1,319

Computers & Electronics – 0.4%

Applied Systems, Inc., Initial Term Loan
4.250%, VAR LIBOR+3.000%, 09/19/24	744	739

Brooks Automation, Inc., Initial Term B Loan
3.740%, 10/04/24 (D)	499	490

CPI International, Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 07/26/24	334	322

Cypress Intermediate Holdings III, Inc. (fka Jaguar Holding Inc.), Initial Term Loan
4.000%, VAR LIBOR+3.000%, 04/26/24	1,222	1,211

Hyland Software Inc., 1st Lien
4.000%, 07/01/24	635	631

MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan, 1st Lien
2.406%, VAR LIBOR+2.250%, 05/07/24	1,051	1,015

Oberthur Technologies Holding S.A.S. (fka OT Frenchco 1 SAS), Facility B1 (USD), 1st Lien
4.058%, VAR LIBOR+3.750%, 01/10/24	1,354	1,297

Project Alpha, Term Loan B, 1st Lien
4.520%, 04/26/24	1,125	1,111

Solera, LLC (Solera Finance, Inc.), Dollar Term Loan, 1st Lien
2.938%, VAR LIBOR+2.750%, 03/03/23	1,887	1,846

		8,662

Description	Face Amount (000)	Value (000)
Containers, Packaging and Glass – 0.1%

Flex Acquisition Company, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 12/29/23	$1,279	$1,248

ProAmpac PG Borrower LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 11/20/23	483	476

		1,724

Diversified/Conglomerate Manufacturing – 0.0%

Filtration Group Corporation, Initial Dollar Term Loan
3.147%, VAR LIBOR+3.000%, 03/31/25	910	891

Diversified/Conglomerate Service – 0.6%

AI Aqua Merger Sub, Inc., 2017 Incremental Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 12/13/23	249	241

AI Aqua Merger Sub, Inc., Tranche B-1 Term Loan, 1st Lien
4.250%, 12/13/23	398	388

Amynta Agency Borrower Inc. (Amynta Warranty Borrower Inc.), Term B Loan, 1st Lien
4.647%, VAR LIBOR+4.500%, 02/28/25	80	73

Asplundh Tree Expert, LLC, Initial Term Loan, 1st Lien
2.655%, VAR LIBOR+2.500%, 09/07/27	545	544

Brand Energy & Infrastructure Services, Inc. (fka FR Brand Acquisition Corp), Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 06/21/24	619	575

Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 03/01/24	1,623	1,587

Inovalon Holdings, Inc., Refinancing Date Term Loan, 1st Lien
3.188%, VAR LIBOR+3.000%, 04/02/25	1,395	1,362

PODS, LLC, Tranche B-4 Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 12/06/24	1,208	1,182

Pug LLC, USD Term B Loan, 1st Lien
3.647%, VAR LIBOR+3.500%, 02/12/27	995	874

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)

Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan, 1st Lien
3.397%, VAR LIBOR+3.250%, 12/31/25	$1,142	$1,099
Tempo Acquisition, LLC, Extended Term Loan, 1st Lien
3.750%, VAR LIBOR+3.250%, 11/02/26	1,448	1,402
WEX Inc., Term B-3 Loan, 1st Lien
2.397%, VAR LIBOR+2.250%, 05/15/26	1,214	1,170

William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
9.500%, 05/01/27	499	473
2.900%, VAR LIBOR+2.750%, 05/18/25	1,877	1,598

		12,568

Ecological – 0.1%

Cast & Crew Payroll, LLC, Initial Term Loan, 1st Lien
3.897%, VAR LIBOR+3.750%, 02/09/26	697	664

Strategic Materials Holding Corp., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 11/01/24	731	563

Strategic Materials Holding Corp., Initial Term Loan, 2nd Lien
8.750%, VAR LIBOR+7.750%, 10/31/25	500	165

		1,392

Educational Services – 0.1%

Adtalem Global Education Inc., Term B Loan, 1st Lien
3.156%, 04/09/25 (D)	240	233

Global Education Management Systems Establishment, Term Loan, 1st Lien
6.000%, 07/31/26	744	721

Learning Care Group (US) No. 2 Inc., Initial Term Loan, 1st Lien
4.250%, 03/13/25	526	476

Learning Care, Term Loan B, 1st Lien
4.250%, 03/13/25 (D)	663	602

		2,032

Electronics – 1.2%

Airxcel, Inc., Initial Term Loan, 1st Lien
4.688%, VAR LIBOR+4.500%, 04/28/25	735	687

Description	Face Amount (000)	Value (000)

Airxcel, Inc., Initial Term Loan, 2nd Lien
8.938%, VAR LIBOR+8.750%, 04/27/26	$500	$426

Aston FinCo S.a r.l., Dollar Term Loan, 1st Lien
4.401%, VAR LIBOR+4.250%, 10/09/26 (E)	647	633

athenahealth, Inc., Term B Loan, 1st Lien
4.750%, VAR LIBOR+4.500%, 02/11/26	1,773	1,742

Cohu, Inc., Initial Term B Loan, 1st Lien
3.147%, VAR LIBOR+3.000%, 10/01/25	1,146	1,098

Epicor Software Corporation (fka Eagle Parent Inc.), Initial Term Loan, 2nd Lien
8.750%, VAR LIBOR+7.750%, 07/31/28	510	523

Epicor Software Corporation (fka Eagle Parent Inc.), Term B Loan (2020), 1st Lien
5.250%, VAR LIBOR+4.250%, 07/30/27	1,708	1,704

Excelitas Technologies Corp. (fka EXC Holdings III Corp.), Initial USD Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 12/02/24	975	962

Flexera Software LLC (fka Flexera Software, Inc.), Initial Term Loan
4.250%, VAR LIBOR+3.250%, 02/26/25	1,380	1,368

Flexera Software LLC (fka Flexera Software, Inc.), Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 02/26/25	7	7

Go Daddy Operating Company, LLC (GD Finance Co, Inc.), Tranche B-2 Term Loan, 1st Lien
1.897%, VAR LIBOR+1.750%, 02/15/24	975	955

Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1st Lien
1.897%, VAR LIBOR+1.750%, 03/01/27	2,045	1,979

MA Financeco., LLC, Tranche B-3 Term Loan, 1st Lien
2.647%, VAR LIBOR+2.500%, 06/21/24	206	196

MA Financeco., LLC, Tranche B-4 Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 06/05/25	207	206

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)

Micro Holdings (Internet Brands), Term Loan (2017)
3.647%, VAR LIBOR+3.500%, 09/13/24	$737	$715

Micro Holdings (Internet Brands), Term Loan, 2nd Lien
7.647%, VAR LIBOR+7.500%, 09/15/25	244	242

Microchip Technology Incorporated, Initial Term Loan, 1st Lien
2.150%, VAR LIBOR+2.000%, 05/29/25	1,183	1,177

Misys Limited, Dollar Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 06/13/24	1,391	1,297

Project Alpha Intermediate Holding, Inc., Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 04/26/24	497	487

Project Boost Purchaser, LLC, Term Loan, 1st Lien
3.647%, VAR LIBOR+3.500%, 06/01/26	1,325	1,284

Project Ruby Ultimate Parent Corp., New Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 02/09/24	1,548	1,523

Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
2.647%, VAR LIBOR+2.500%, 06/21/24	1,394	1,321

SolarWinds Holdings, Inc., 2018 Refinancing Term Loan
2.897%, VAR LIBOR+2.750%, 02/05/24	992	972

SS&C Technologies Holdings, Inc., Term B-3 Loan, 1st Lien
1.897%, VAR LIBOR+1.750%, 04/16/25	987	954

SS&C Technologies Holdings, Inc., Term B-4 Loan, 1st Lien
1.897%, VAR LIBOR+1.750%, 04/16/25	693	670

Ultimate Software Group Inc., The, Initial Term Loan, 1st Lien
3.897%, VAR LIBOR+3.750%, 05/04/26	1,737	1,721

Vertic Group, Term Loan 1st Lien
3.157%, 03/02/27	1,446	1,422

VS Buyer, LLC, Initial Term Loan, 1st Lien
3.397%, VAR LIBOR+3.250%, 02/28/27	801	785

		27,056

Description	Face Amount (000)	Value (000)
Entertainment & Leisure – 0.0%

Metro-Goldwyn-Mayer Inc., Initial Term Loan
2.660%, 06/27/25	$426	$409

Environmental Services – 0.0%

GFL Environmental Inc., Effective Date Incremental Term Loan
4.000%, 05/30/25	340	338

Finance (including structured products) – 0.4%

Achilles Acquisition LLC, Closing Date Term Loan, 1st Lien
4.188%, VAR LIBOR+4.000%, 10/13/25	739	724

American Builders & Contractors Supply Co., Inc., Restatement Effective Date Term Loan, 1st Lien
2.147%, VAR LIBOR+2.000%, 01/15/27	1,241	1,205

AssuredPartners, Inc., 2020 February Refinancing Term Loan, 1st Lien
3.647%, VAR LIBOR+3.500%, 02/12/27	1,219	1,182

BCP Renaissance Parent L.L.C., Initial Term Loan, 1st Lien
3.808%, VAR LIBOR+3.500%, 11/01/24	249	214

Deerfield Dakota Holding, LLC , Initial Dollar Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 04/09/27	651	647

Ditech Holding Corporation (fka Walter Investment Management Corp.), Tranche B Term Loan, 1st Lien
10.250%, VAR Prime Rate by Country+7.000%, 06/30/22	368	85

Hudson River Trading LLC, 2020 Repriced Term Loan, 1st Lien
3.145%, VAR LIBOR+3.000%, 02/18/27	1,259	1,228

Lions Gate Capital Holdings LLC, Term B Loan, 1st Lien
2.397%, VAR LIBOR+2.250%, 03/24/25	594	571

Refinitiv US Holdings Inc., Initial Dollar Term Loan, 1st Lien
3.397%, VAR LIBOR+3.250%, 10/01/25	1,497	1,481

VFH Parent LLC, Initial Term Loan, 1st Lien
3.151%, VAR LIBOR+3.000%, 03/01/26	902	895

		8,232

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)
Financial Services – 0.3%

Altisource Solutions, Term Loan B, 1st Lien
5.000%, 03/29/24 (D)	$545	$382

BIFM US Finance, LLC, Term Loan 1st Lien
3.737%, 05/01/26	744	731

Citco Funding LLC, 2017 Term Loan, 1st Lien
3.572%, VAR LIBOR+3.000%, 03/23/22	1,433	1,393

Evertec, Term Loan, First Lien
2.156%, 11/27/23	468	460

Focus Financial Partners, Term Loan B, 1st Lien
2.147%, 07/03/24	1,114	1,081

Insurity Holdings, Term Loan, 1st Lien
4.156%, 07/31/26	998	991

Liquidnet Holdings, Inc., Term Loan
4.322%, 07/15/24	462	445

Newport Group Holdings II, Inc., Initial Term Loan
3.808%, 08/08/25	439	416

Solera, LLC (Solera Finance, Inc.), 1st Lien
%, 03/03/23	5	5

St. George’s, Term Loan, 1st Lien
3.410%, 07/17/25	745	728

Triton, Term Loan B, 1st Lien
7.072%, 10/31/24	600	513

Virtus Investment 2/17 Term Loan, 1st Lien
3.000%, 03/03/24 (D)	465	460

		7,605

Food & Beverage – 0.2%

JBS USA Lux S.A. (fka JBS USA, LLC), New Term Loan, 1st Lien
3.072%, 05/01/26	664	645

United Natural Foods, Inc., Initial Term Loan, 1st Lien
4.397%, 10/22/25	1,320	1,284

US Foods (aka U.S. Foodservice), Initial Term Loan, 1st Lien
1.897%, VAR LIBOR+2.500%, 06/27/23	496	476

US Foods Inc., 1st Lien
2.147%, 09/13/26 (E)	1,205	1,149

		3,554

Forest Products – 0.0%

Ply Gem Midco, Inc., Initial Term Loan, 1st Lien
3.901%, VAR LIBOR+3.750%, 04/12/25	348	341

Description	Face Amount (000)	Value (000)
Gaming & Hotels – 0.0%

CBAC Borrower, LLC, Term B Loan, 1st Lien
4.147%, VAR LIBOR+4.000%, 07/08/24	$487	$424

Health Care – 0.0%

Carestream, Term Loan, 1st Lien
7.750%, 05/08/23	367	357

Healthcare, Education and Childcare – 0.8%

Bausch Health Companies Inc., First Incremental Term Loan, 1st Lien
2.901%, VAR LIBOR+2.750%, 11/27/25	457	446

Bausch Health Companies Inc., Initial Term Loan, 1st Lien
3.151%, VAR LIBOR+3.000%, 06/02/25	1,357	1,328

Bulldog Purchaser Inc., Initial Term Loan
4.822%, 08/22/25	1,377	1,185

DaVita Inc., Tranche B-1 Term Loan, 1st Lien
1.897%, VAR LIBOR+1.750%, 08/12/26	1,491	1,462

Elanco Animal Health Incorporated, Term Loan, 1st Lien
1.905%, VAR LIBOR+1.750%, 08/01/27	702	682

Endo Luxembourg Finance Company I S.a r.l., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.250%, 04/29/24	1,115	1,060

Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
2.100%, VAR LIBOR+2.000%, 11/15/27	1,696	1,659

Jaguar Holding Company I, LLC (fka Jaguar Holding Company I), 2018 Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 08/18/22	1,444	1,437

LGC, Term Loan, 1st Lien
3.656%, 04/21/27	306	297

PDS Holdco Inc., December 2018 Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 06/30/23	160	141

PDS Holdco Inc., New Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 06/30/23	1,178	1,036

Prometric Holdings Inc. (fka ETS Holdings Inc.), Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 01/29/25	980	909

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)

Radiology Partners, Term B Loan, First Lien
5.985%, 07/09/25	$475	$454
5.295%, 07/09/25	407	390

Select Medical Corporation, Tranche B Term Loan, 1st Lien
2.780%, VAR LIBOR+2.500%, 03/06/25	972	944

Sotera Health Holdings, LLC, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/11/26	1,228	1,222

Spectrum Holdings III Corp., Closing Date Term Loan, 2nd Lien
8.000%, VAR LIBOR+7.000%, 01/31/26	500	411

Surgery Center Holdings, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 09/03/24	663	623

Syneos Health, Inc. (fka INC Research Holdings, Inc.), Term Loan, 1st Lien
1.656%, 03/25/24	975	948

Viant Medical Holdings, Inc., Initial Term Loan, 1st Lien
3.897%, VAR LIBOR+3.750%, 07/02/25	468	430

Viant Medical Holdings, Inc., Initial Term Loan, 2nd Lien
7.897%, VAR LIBOR+7.750%, 07/02/26	122	101

		17,165

Home and Office Furnishings, Housewares and Durable Consumer Products – 0.1%

ACProducts, Inc., Initial Term Loan, 1st Lien
7.500%, VAR LIBOR+6.500%, 08/18/25	583	583

Blount International, Inc., New Refinancing Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 04/12/23	489	484

Pelican Products, Inc., Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 05/01/25	68	64

Reynolds Group Holdings Inc., Incremental U.S. Term Loan
2.897%, VAR LIBOR+2.750%, 02/05/23	426	421

Reynolds Group Holdings Incremental US Term Loans
2.897%, VAR LIBOR+2.750%, 02/05/23	717	708

Description	Face Amount (000)	Value (000)

Samsonite International S.A., 2020 Incremental Tranche B Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 04/25/25	$182	$177

Serta Simmons Bedding, LLC, Initial Exchange Term Loan (Super- Priority), 1st Lien
8.500%, VAR LIBOR+7.500%, 08/10/23	771	626

		3,063

Home Furnishings – 0.0%

Al Aqua Merger Sub, Inc., Term Loan, 1st Lien
5.342%, 12/13/23	801	789

Hotels, Motels, Inns and Gaming – 0.1%

Flutter Entertainment plc, USD Term Loan, 1st Lien
3.720%, VAR LIBOR+3.500%, 07/10/25	1,141	1,137

Gateway Casinos & Entertainment, Term Loan B (2018)
3.308%, VAR LIBOR+3.000%, 12/01/23	1,497	1,348

Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
1.898%, VAR LIBOR+1.750%, 06/22/26	750	723

		3,208

Housing – 0.0%

Installed Building Products, Term Loan, 1st Lien
2.406%, 04/15/25	750	721

Industrial Services – 0.1%

Delachaux Group, Facility B2, 1st Lien
5.362%, 04/01/26	485	463

JMC Steel, Term Loan, 1st Lien
2.171%, 01/17/27	1,496	1,446

SiteOne Landscape Supply, LLC (fka John Deere Landscapes LLC), Tranche E Term Loan
3.750%, 10/24/29	1,018	1,008

		2,917

Insurance – 0.4%

Acrisure, LLC, 2020 Term Loan, 1st Lien
3.647%, VAR LIBOR+3.500%, 02/15/27	1,648	1,589

Alera Group Intermediate Holdings, Inc., Term B Loan, 1st Lien
4.147%, VAR LIBOR+4.000%, 08/01/25	497	489

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)

Alliant Holdings Intermediate, LLC, Initial Term Loan (2018), 1st Lien
2.897%, VAR LIBOR+2.750%, 05/09/25	$1,381	$1,339

AmWINS Group, Inc., Term Loan
3.750%, VAR LIBOR+2.750%, 01/25/24	125	123

AmWINS Group, Inc., Term Loan, 1st Lien
3.750%, 01/25/24 (D)	620	613

Hub International Limited, Initial Term Loan
3.264%, VAR LIBOR+3.000%, 04/25/25	3	3

Hub International, Ltd., Cov-Lite, Term Loan B, 1st Lien
3.264%, VAR LIBOR+3.000%, 04/25/25	1,223	1,181

MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 06/07/23	1,275	1,253

NFP Corp, Term Loan, 1st Lien
3.406%, 01/08/24	1,674	1,605

Ryan Specialty Group, LLC, Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 09/01/27	539	533

Sedgwick Claims Management Services, Inc., Term Loan B, 1st Lien
4.147%, 09/03/26 (E)	265	261

		8,989

Investment Company – 0.0%

EIG Management Company, LLC, Initial Term Loan
4.500%, 01/31/25	440	438

Leasing – 0.0%

FLY Leasing, Term Loan, 1st Lien
2.200%, 08/09/25	599	515

Leisure, Amusement, Motion Pictures, Entertainment – 0.3%

Alterra Mountain Company, Initial Bluebird Term Loan, 1st Lien
2.897%, VAR LIBOR+2.750%, 07/31/24	1,714	1,649

AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
3.220%, VAR LIBOR+3.000%, 04/22/26	455	290

Callaway Golf Company, Term Loan, 1st Lien
4.651%, VAR LIBOR+4.500%, 01/02/26	881	882

Description	Face Amount (000)	Value (000)

Motion Acquisition Limited, Facility B1 (USD), 1st Lien
3.470%, VAR LIBOR+3.250%, 11/12/26	$1,099	$949

Motion Acquisition Limited, Facility B2 (USD), 1st Lien
3.470%, VAR LIBOR+3.250%, 11/12/26	144	125

Seaworld Parks & Entertainment, Inc. (f/k/a SW Acquisitions Co., Inc.), Term B-5 Loan, 1st Lien
3.750%, VAR LIBOR+3.000%, 04/01/24	1,228	1,140

Topgolf International, Inc., Initial Term Loan, 1st Lien
7.000%, VAR LIBOR+6.250%, 02/09/26	623	609

UFC Holdings, LLC, Term B-1 Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 04/29/26	988	970

		6,614

Machinery – 0.0%

CPM Holdings, Inc., Initial Term Loan
8.405%, 10/24/26	247	225
3.905%, 10/24/25	361	336

		561

Machinery (Non-Agriculture, Non-Construction and Non- Electronic) – 0.2%

Altra Industrial Motion Corp., Term Loan, 1st Lien
2.147%, VAR LIBOR+2.000%, 10/01/25	788	763

Douglas Dynamics L.L.C., 2020 Term B Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 06/08/26	321	317

Dynacast International LLC, Term B- 2 Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 01/28/22	1,220	1,093

Granite US Holdings Corporation, Term B Loan, 1st Lien
5.470%, VAR LIBOR+5.250%, 09/30/26	598	566

Ingersoll-Rand Services Company, 2020 Spinco Tranche B-1 Dollar Term Loan, 1st Lien
1.897%, VAR LIBOR+1.750%, 03/01/27	998	963

Utex Industries, Inc., Initial Term Loan, 1st Lien
5.311%, VAR LIBOR+4.000%, 05/14/21	544	163

		3,865

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)
Manufacturing – 0.0%

LTI Boyd Corporation, Term Loan B
3.647%, VAR LIBOR+3.500%, 09/06/25	$857	$795

Pelican Products, Inc., Term Loan
8.750%, 04/17/26	88	69

		864

Media – 0.0%

Metro-Goldwyn-Mayer Inc., Initial Term Loan
5.500%, 06/29/26	776	750

Oil & Gas – 0.0%

BCP Raptor, LLC, Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 06/24/24	693	540

PES Holdings, LLC, Tranche C Loan
6.990%, 12/31/22	630	91

		631

Oil and Gas – 0.0%

Lower Cadence Holdings LLC, Initial Term Loan, 1st Lien
4.147%, VAR LIBOR+4.000%, 05/22/26	906	835

Personal and Non-Durable Consumer Products (Manufacturing Only) – 0.0%

ABG Intermediate Holdings 2 LLC, Amendment No. 5 Incremental Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 09/27/24	167	165

ABG Intermediate Holdings 2 LLC, Initial Term Loan, 1st Lien
3.720%, VAR LIBOR+3.500%, 09/27/24	765	749

		914

Personal Transportation – 0.1%

Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 1st Lien
2.500%, VAR LIBOR+1.750%, 01/15/25	750	728

JetBlue Airways Corporation, Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 06/17/24	92	91

Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 06/21/27	370	375

		1,194

Description	Face Amount (000)	Value (000)
Personal, Food and Miscellaneous Services – 0.3%

1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1st Lien
1.897%, VAR LIBOR+1.750%, 11/19/26	$1,978	$1,893

Aramark, Term Loan B-3
1.897%, 03/11/25 (D)	500	477

Flynn Restaurant Group LP, Initial Term Loan, 1st Lien
3.647%, VAR LIBOR+3.500%, 06/27/25	1,016	967

IRB Holding Corp., 2020 Replacement Term B Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 02/05/25	1,224	1,167

K-Mac Holdings Corp., Initial Term Loan, 1st Lien
3.147%, VAR LIBOR+3.000%, 03/14/25	492	473

K-Mac Holdings Corp., Initial Term Loan, 2nd Lien
6.897%, VAR LIBOR+6.750%, 03/16/26	291	276

Whatabrands LLC, 2020 Refinancing Term Loan, 1st Lien
2.906%, VAR LIBOR+2.750%, 07/31/26	499	487

		5,740

Printing, Publishing and Broadcasting – 0.1%

Camelot U.S. Acquisition 1 Co., Initial Term Loan, 1st Lien
3.147%, VAR LIBOR+3.000%, 10/30/26	1,245	1,219

Clear Channel Outdoor Holdings, Inc. Term Loan B
3.761%, VAR LIBOR+3.500%, 08/21/26	822	746

Clear Channel Outdoor Holdings, Inc., Term B Loan, 1st Lien
3.761%, VAR LIBOR+3.500%, 08/21/26	2	2

		1,967

Professional & Business Services – 0.2%

Amynta Agency Borrower Inc. (Amynta Warranty Borrower Inc.), Term B Loan, 1st Lien
4.647%, VAR LIBOR+4.500%, 02/28/25	119	110

Avantor, Inc., Initial B-1 Dollar Term Loan
3.250%, VAR LIBOR+4.000%, 11/21/24	786	775

Casmar Holdings (Australia) Pty Limited, Initial Term Loan
5.500%, VAR LIBOR+4.500%, 12/20/23	732	595

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)

Cineworld (Crown Finance) Incremental 2019 Term Loan
3.572%, 09/20/26	$585	$384

Finco I LLC, Replacement Term Loan
2.156%, 12/27/22 (D)	850	845

GHX Ultimate Parent Corporation, Initial Term Loan
4.250%, VAR LIBOR+3.250%, 06/28/24	979	956

KinderCare (KUEHG Corp), Term Loan B-3
4.750%, 02/14/25	917	836

KUEHG Corp (fka KC MergerSub, Inc.), Term B-3 Loan, 1st Lien
4.750%, 02/14/25	319	291

Safe Fleet Holdings LLC, Initial Term Loan
4.000%, VAR LIBOR+3.000%, 02/03/25	728	681

		5,473

Real Estate – 0.1%

DTZ Cushman & Wakefield, Term Loan
2.906%, 08/21/25	1,736	1,670

iStar Inc. (fka iStar Financial Inc.), Loan, 1st Lien
2.905%, VAR LIBOR+3.000%, 07/01/22	552	538
2.902%, VAR LIBOR+3.000%, 07/01/22	305	297

		2,505

Recreation Facilities & Services – 0.0%

Bulldog Purchaser Inc., Term Loan, 1st Lien
8.822%, 09/04/26	250	207

Restaurants – 0.0%

Miller’s Ale House, Inc., Term B Loan, 1st Lien
7.000%, 05/26/25 (E)	5	3
4.906%, 05/26/25	971	704

Miller’s Ale House, Inc., Term Loan, 1st Lien
4.906%, 05/26/25	5	4

		711

Retail Stores – 0.3%

Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan, 1st Lien
4.397%, VAR LIBOR+4.250%, 07/10/26	1,244	1,229

EG Group Limited, Additional Facility Loan (USD), 1st Lien
4.220%, VAR LIBOR+4.000%, 02/07/25	1,135	1,110

Description	Face Amount (000)	Value (000)

Flynn Restaurant Group LP, Initial Term Loan
7.156%, 06/22/26	$532	$452

GOBP Holdings, Inc., Term Loan, 1st Lien
2.901%, VAR LIBOR+2.750%, 10/22/25	500	491

Mister Car Wash Holdings, Inc., Initial Term Loan, 1st Lien
4.375%, VAR LIBOR+3.250%, 05/14/26	796	751

Trugreen Limited Partnership, Initial Refinancing Term Loan
3.906%, 03/13/26	1,471	1,456

USS Ultimate Holdings, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 08/25/24	605	596

		6,085

Securities & Trusts – 0.0%

AI Ladder (Luxembourg) Subco S.a r.l., Facility B, 1st Lien
4.656%, 05/02/25	498	473

Shipping & Ship Building – 0.0%

AI Mistral Holdco Limited, Initial Term Loan
4.000%, VAR LIBOR+3.000%, 01/17/24	974	735

Steel – 0.1%

Atkore International, Inc., Term Loan (2016)
3.750%, VAR LIBOR+2.750%, 12/22/23	1,103	1,097

Technology – 0.1%

Applied Systems Inc., Initial Term Loan, 2nd Lien
8.000%, 09/19/25 (D)	308	311

Kofax, Term Loan, 1st Lien
5.250%, 07/07/23	987	968

		1,279

Telecommunications – 0.4%

CenturyLink, Inc., Term B Loan, 1st Lien
2.397%, VAR LIBOR+2.250%, 03/15/27	1,439	1,380

Commscope, Inc., Initial Term Loan, 1st Lien
3.397%, VAR LIBOR+3.250%, 04/06/26	1,464	1,424

MTN Infrastructure TopCo, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 11/15/24	985	967

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)

SBA Senior Finance II LLC, Initial Term Loan, 1st Lien
1.900%, VAR LIBOR+1.750%, 04/11/25	$1,197	$1,164

T-Mobile USA, Inc., Term Loan, 1st Lien
3.147%, VAR LIBOR+3.000%, 04/01/27	1,500	1,498

Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
3.147%, VAR LIBOR+3.000%, 03/09/27	1,497	1,451

		7,884

Transportation – 0.0%

Agro Merchants North America Holdings, Inc., Effective Date Loan
4.750%, VAR LIBOR+3.750%, 11/15/24	321	314

Utilities – 0.1%

AI Alpine AT BidCo GmbH, Facility B (USD), 1st Lien
4.209%, VAR LIBOR+3.000%, 10/31/25	985	906

Traverse Midstream Partners LLC, Advance, 1st Lien
5.000%, VAR LIBOR+4.000%, 09/27/24	764	700

		1,606

Waste Management – 0.0%

GFL Environmental Inc., Effective Date Incremental Term Loan, 1st Lien
4.000%, 05/30/25	177	176

Total Loan Participations (Cost $227,869) (000)		217,120

ASSET-BACKED SECURITIES — 9.4%

Automotive – 7.1%

Ally Auto Receivables Trust, Ser 2017-5, Cl A3
1.990%, 03/15/22	575	576

Ally Auto Receivables Trust, Ser 2019-4, Cl A2
1.930%, 10/17/22	1,774	1,782

Ally Auto Receivables Trust, Ser 2019-4, Cl A3
1.840%, 06/17/24	2,172	2,210

Ally Auto Receivables Trust, Ser 2019-4, Cl A4
1.920%, 01/15/25	716	735

American Credit Acceptance Receivables Trust, Ser 2019-4, Cl A
2.180%, 02/13/23 (A)	1,809	1,816

Description	Face Amount (000)	Value (000)

American Credit Acceptance Receivables Trust, Ser 2020-2, Cl A
1.650%, 12/13/23 (A)	$2,130	$2,145

Americredit Automobile Receivables Trust, Ser 2018-2, Cl B
3.450%, 06/18/24	2,063	2,131

Americredit Automobile Receivables Trust, Ser 2019-1, Cl A2A
2.930%, 06/20/22	212	212

Americredit Automobile Receivables Trust, Ser 2019-2, Cl A2A
2.430%, 09/19/22	1,190	1,195

AmeriCredit Automobile Receivables Trust, Ser 2017-4, Cl B
2.360%, 12/19/22	1,784	1,797

AmeriCredit Automobile Receivables Trust, Ser 2019-3, Cl A2A
2.170%, 01/18/23	638	643

AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl A3
0.660%, 12/18/24	1,117	1,121

AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl B
0.970%, 02/18/26	475	477

AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/26	655	664

BMW Floorplan Master Owner Trust, Ser 2018-1, Cl A2
0.472%, VAR ICE LIBOR USD 1 Month+0.320%, 05/15/23 (A)	1,721	1,723

BMW Vehicle Owner Trust, Ser 2020-A, Cl A4
0.620%, 04/26/27	1,127	1,133

Capital One Prime Auto Receivables Trust, Ser 2019-2, Cl A3
1.920%, 05/15/24	1,252	1,279

Carmax Auto Owner Trust, Ser 2020-1, Cl A3
1.890%, 12/16/24	1,347	1,383

Carmax Auto Owner Trust, Ser 2020-1, Cl A4
2.030%, 06/16/25	903	938

CarMax Auto Owner Trust, Ser 2018-2, Cl A4
3.160%, 07/17/23	731	759

CarMax Auto Owner Trust, Ser 2019-1, Cl A4
3.260%, 08/15/24	929	985

CarMax Auto Owner Trust, Ser 2020-3, Cl A4
0.770%, 03/16/26	1,197	1,209

CPS Auto Receivables Trust, Ser 2019-B, Cl A
2.890%, 05/16/22 (A)	88	88

CPS Auto Receivables Trust, Ser 2019-C, Cl A
2.550%, 09/15/22 (A)	517	519

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)

CPS Auto Receivables Trust, Ser 2019-D, Cl A
2.170%, 12/15/22 (A)	$1,294	$1,301

CPS Auto Receivables Trust, Ser 2020-A, Cl A
2.090%, 05/15/23 (A)	2,227	2,244

CPS Auto Receivables Trust, Ser 2020-B, Cl A
1.150%, 07/17/23 (A)	1,167	1,171

CPS Auto Receivables Trust, Ser 2020-B, Cl B
2.110%, 04/15/26 (A)	690	700

Credit Acceptance Auto Loan Trust, Ser 2018-1A, Cl A
3.010%, 02/16/27 (A)	856	859

Credit Acceptance Auto Loan Trust, Ser 2018-3A, Cl A
3.550%, 08/15/27 (A)	740	750

Credit Acceptance Auto Loan Trust, Ser 2019-1A, Cl A
3.330%, 02/15/28 (A)	2,183	2,236

Credit Acceptance Auto Loan Trust, Ser 2020-2A, Cl A
1.370%, 07/16/29 (A)	1,023	1,035

Drive Auto Receivables Trust, Ser 2018-4, Cl D
4.090%, 01/15/26	100	104

Drive Auto Receivables Trust, Ser 2019-2, Cl B
3.170%, 11/15/23	1,599	1,620

Drive Auto Receivables Trust, Ser 2019-4, Cl B
2.230%, 01/16/24	2,180	2,211

Drive Auto Receivables Trust, Ser 2020-1, Cl A2
1.990%, 12/15/22	1,710	1,717

Drive Auto Receivables Trust, Ser 2020-1, Cl A3
2.020%, 11/15/23	2,753	2,789

Drive Auto Receivables Trust, Ser 2020-2, Cl B
1.420%, 03/17/25	994	1,006

Drive Auto Receivables Trust, Ser 2020-2, Cl C
2.280%, 08/17/26	718	738

DT Auto Owner Trust, Ser 2019-1A, Cl A
3.080%, 09/15/22 (A)	42	43

DT Auto Owner Trust, Ser 2019-2A, Cl A
2.850%, 09/15/22 (A)	492	494

DT Auto Owner Trust, Ser 2019-3A, Cl A
2.550%, 08/15/22 (A)	305	306

DT Auto Owner Trust, Ser 2020-1A, Cl A
1.940%, 09/15/23 (A)	1,484	1,494

DT Auto Owner Trust, Ser 2020-2A, Cl A

Description	Face Amount (000)	Value (000)
1.140%, 01/16/24 (A)	$2,010	$2,018

DT Auto Owner Trust, Ser 2020-2A, Cl B
2.080%, 03/16/26 (A)	581	594

DT Auto Owner Trust, Ser 2020-3A, Cl C
1.470%, 06/15/26 (A)	850	852

Exeter Automobile Receivables Trust, Ser 2019-4A, Cl A
2.180%, 01/17/23 (A)	591	593

Exeter Automobile Receivables Trust, Ser 2020-1A, Cl A
2.050%, 06/15/23 (A)	992	999

Exeter Automobile Receivables Trust, Ser 2020-2A, Cl A
1.130%, 08/15/23 (A)	4,182	4,195

Exeter Automobile Receivables Trust, Ser 2020-2A, Cl B
2.080%, 07/15/24 (A)	1,355	1,375

Exeter Automobile Receivables Trust, Ser 2020-3A, Cl C
1.320%, 07/15/25	911	913

First Investors Auto Owner Trust, Ser 2019-2A, Cl A
2.210%, 09/16/24 (A)	1,300	1,317

Flagship Credit Auto Trust, Ser 2019-1, Cl A
3.110%, 08/15/23 (A)	1,115	1,131

Flagship Credit Auto Trust, Ser 2019-2, Cl A
2.830%, 10/16/23 (A)	2,381	2,416

Flagship Credit Auto Trust, Ser 2019-4, Cl A
2.170%, 06/17/24 (A)	3,331	3,381

Flagship Credit Auto Trust, Ser 2020-1, Cl A
1.900%, 08/15/24 (A)	3,314	3,362

Flagship Credit Auto Trust, Ser 2020-2, Cl A
1.490%, 07/15/24 (A)	2,724	2,749

Flagship Credit Auto Trust, Ser 2020- 3, Cl A
0.700%, 04/15/25 (A)	1,128	1,130

Ford Credit Auto Owner Trust, Ser 2017-C, Cl A3
2.010%, 03/15/22	233	234

Ford Credit Auto Owner Trust, Ser 2019-B, Cl A3
2.230%, 10/15/23	100	102

Ford Credit Auto Owner Trust, Ser 2020-A, Cl A2
1.030%, 10/15/22	1,711	1,717

Ford Credit Auto Owner Trust, Ser 2020-A, Cl A3
1.040%, 08/15/24	2,114	2,140

Ford Credit Auto Owner Trust, Ser 2020-A, Cl A4
1.350%, 07/15/25	1,329	1,366

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)

Ford Credit Auto Owner Trust, Ser 2020-B, Cl A4
0.790%, 11/15/25	$1,531	$1,551

Ford Credit Floorplan Master Owner Trust, Ser 2017-3, Cl A
2.480%, 09/15/24	150	156

Ford Credit Floorplan Master Owner Trust A, Ser 2020-2, Cl A
1.060%, 09/15/27	3,884	3,891

GM Financial Automobile Leasing Trust, Ser 2020-2, Cl A3
0.800%, 07/20/23	1,860	1,875

GM Financial Automobile Leasing Trust, Ser 2020-2, Cl A4
1.010%, 07/22/24	561	568

GM Financial Consumer Automobile Receivables Trust, Ser 2018-1, Cl A3
2.320%, 07/18/22	776	781

GM Financial Consumer Automobile Receivables Trust, Ser 2019-3, Cl A3
2.180%, 04/16/24	100	102

GM Financial Consumer Automobile Receivables Trust, Ser 2020-1, Cl A3
1.840%, 09/16/24	3,129	3,205

GM Financial Consumer Automobile Receivables Trust, Ser 2020-2, Cl A3
1.490%, 12/16/24	2,138	2,181

GM Financial Consumer Automobile Receivables Trust, Ser 2020-3, Cl A3
0.450%, 04/16/25	1,551	1,552

GMF Floorplan Owner Revolving Trust, Ser 2020-1, Cl A
0.680%, 08/15/25 (A)	1,473	1,476

Honda Auto Receivables 2020-3 Owner Trust, Ser 2020-3, Cl A4
0.460%, 04/19/27	2,182	2,179

Honda Auto Receivables Owner Trust, Ser 2017-4, Cl A3
2.050%, 11/22/21	175	175

Honda Auto Receivables Owner Trust, Ser 2019-4, Cl A3
1.830%, 01/18/24	100	102

Honda Auto Receivables Owner Trust, Ser 2020-2, Cl A2
0.740%, 11/15/22	2,345	2,352

Honda Auto Receivables Owner Trust, Ser 2020-2, Cl A3
0.820%, 07/15/24	2,517	2,540

Honda Auto Receivables Owner Trust, Ser 2020-2, Cl A4
1.090%, 10/15/26	866	882

Hyundai Auto Receivables Trust, Ser 2019-B, Cl A3
1.940%, 02/15/24	55	56

Description	Face Amount (000)	Value (000)

Hyundai Auto Receivables Trust, Ser 2020-A, Cl A3
1.410%, 11/15/24	$2,594	$2,650

Hyundai Auto Receivables Trust, Ser 2020-A, Cl A4
1.720%, 06/15/26	1,938	1,995

Mercedes-Benz Auto Receivables Trust, Ser 2019-1, Cl A3
1.940%, 03/15/24	100	102

Nissan Auto Receivables Owner Trust, Ser 2019-A, Cl A2A
2.820%, 01/18/22	359	360

Nissan Auto Receivables Owner Trust, Ser 2020-A, Cl A3
1.380%, 12/16/24	2,557	2,608

Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl A3
0.460%, 08/15/24 (A)	3,227	3,230

Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl C
1.290%, 04/15/26 (A)	438	439

Santander Drive Auto Receivables

Trust, Ser 2018-1, Cl D
3.320%, 03/15/24	85	87

Santander Drive Auto Receivables Trust, Ser 2019-1, Cl B
3.210%, 09/15/23	1,416	1,426

Santander Drive Auto Receivables Trust, Ser 2020-1, Cl A2A
2.070%, 01/17/23	3,825	3,852

Santander Drive Auto Receivables Trust, Ser 2020-1, Cl A3
2.030%, 02/15/24	1,747	1,781

Santander Drive Auto Receivables Trust, Ser 2020-2, Cl A3
0.670%, 04/15/24	1,164	1,167

Santander Drive Auto Receivables Trust, Ser 2020-2, Cl B
0.960%, 11/15/24	910	913

Santander Drive Auto Receivables Trust, Ser 2020-2, Cl C
1.460%, 09/15/25	972	984

Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/33 (A)	3,259	3,345

Toyota Auto Receivables Owner Trust, Ser 2019-C, Cl A3
1.910%, 09/15/23	100	102

Toyota Auto Receivables Owner Trust, Ser 2020-A, Cl A4
1.680%, 05/15/25	743	768

Toyota Auto Receivables Owner Trust, Ser 2020-B, Cl A3
1.360%, 08/15/24	2,438	2,484

Toyota Auto Receivables Owner Trust, Ser 2020-B, Cl A4
1.660%, 09/15/25	1,910	1,968

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)

USAA Auto Owner Trust, Ser 2019- 1, Cl A4
2.140%, 11/15/24	$1,839	$1,889

Volkswagen Auto Loan Enhanced Trust, Ser 2020-1, Cl A3
0.980%, 11/20/24	3,024	3,062

Volkswagen Auto Loan Enhanced Trust, Ser 2020-1, Cl A4
1.260%, 08/20/26	1,238	1,270

Westlake Automobile Receivables Trust, Ser 2019-1A, Cl A2A
3.060%, 05/16/22 (A)	581	583

Westlake Automobile Receivables Trust, Ser 2019-2A, Cl A2A
2.570%, 02/15/23 (A)	976	983

Westlake Automobile Receivables Trust, Ser 2019-3A, Cl A2
2.150%, 02/15/23 (A)	2,480	2,498

World Omni Auto Receivables Trust, Ser 2018-D, Cl A3
3.330%, 04/15/24	5,000	5,124

World Omni Auto Receivables Trust, Ser 2019-B, Cl A3
2.590%, 07/15/24	2,883	2,952

World Omni Auto Receivables Trust, Ser 2019-C, Cl A3
1.960%, 12/16/24	1,999	2,051

World Omni Auto Receivables Trust, Ser 2020-C, Cl A3
0.480%, 11/17/25	885	886

World Omni Auto Receivables Trust, Ser 2020-C, Cl A4
0.610%, 10/15/26	1,288	1,296

World Omni Select Auto Trust, Ser 2020-A, Cl A2
0.470%, 06/17/24	2,298	2,298

World Omni Select Auto Trust, Ser 2020-A, Cl A3
0.550%, 07/15/25	884	886

		164,585

Credit Card – 0.4%

American Express Credit Account Master Trust, Ser 2019-1, Cl A
2.870%, 10/15/24	450	467
American Express Credit Account Master Trust, Ser 2019-4, Cl A
0.392%, VAR ICE LIBOR USD 1 Month+0.240%, 04/15/24	3,360	3,365

BA Credit Card Trust, Ser 2019-A1, Cl A1
1.740%, 01/15/25	100	103

Capital One Multi-Asset Execution Trust, Ser 2019-A2, Cl A2
1.720%, 08/15/24	1,814	1,864

Discover Card Execution Note Trust, Ser 2019-A1, Cl A1
3.040%, 07/15/24	1,282	1,328

Description	Face Amount (000)	Value (000)
Discover Card Execution Note Trust, Ser 2019-A2, Cl A
0.422%, VAR ICE LIBOR USD 1 Month+0.270%, 12/15/23	$1,613	$1,615

Synchrony Credit Card Master Note Trust, Ser 2018-2, Cl A
3.470%, 05/15/26	200	214

		8,956

Financials – 0.1%

PRPM, Ser 2020-2, Cl A1
3.671%, 08/25/25 (A)	1,525	1,525

PRPM, Ser 2020-3, Cl A1
2.857%, 09/25/25 (A)	1,100	1,100

		2,625

Other Asset-Backed Securites – 0.5%

BANK, Ser 2020-BN28, Cl A4
1.844%, 03/15/63	876	900

Bayview Opportunity Master Fund V Trust, Ser 2020-RN3, Cl A1
3.105%, 09/25/35 (A)	135	135

Benchmark Mortgage Trust, Ser 2020-B19, Cl A5
1.850%, 09/15/53	1,848	1,899

CSMC Trust, Ser 2020-RPL3, Cl A1
2.691%, 03/25/60 (A) (D)	1,345	1,345

New Residential Mortgage Loan Trust, Ser 2020-NPL2, Cl A1
3.228%, 08/25/60 (A)	1,320	1,320

New Residential Mortgage Loan Trust, Ser 2020-RPL2, Cl A1
3.578%, 08/25/25 (A) (D)	2,827	2,826

RCO V Mortgage, Ser 2020-1, Cl A1
3.105%, 09/25/25 (A)	980	981

Wells Fargo Commercial Mortgage Trust, Ser 2020-C57, Cl A4
2.118%, 08/15/53	1,547	1,607

		11,013

Other Asset-Backed Securities – 1.3%

CLUB Credit Trust, Ser 2018-P3, Cl A
3.820%, 01/15/26 (A)	393	395

Consumer Loan Underlying Bond Credit Trust, Ser 2019-HP1, Cl A
2.590%, 12/15/26 (A)	999	1,010

Consumer Loan Underlying Bond Credit Trust, Ser 2019-P1, Cl A
2.940%, 07/15/26 (A)	497	501

GCAT, Ser 2020-1, Cl A1
2.981%, 01/26/60 (A)	830	817

PRPM, Ser 2019-4A, Cl A1
3.351%, 11/25/24 (A)	2,448	2,454

PRPM, Ser 2020-1A, Cl A1
2.981%, 02/25/25 (A)	1,918	1,911

SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A
2.900%, 05/25/28 (A)	1,056	1,068

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)

Vericrest Opportunity Loan Trust, Ser 2019-NPL5, Cl A1A
3.352%, 09/25/49 (A)	$1,556	$1,558

Vericrest Opportunity Loan Trust, Ser 2019-NPL8, Cl A1A
3.278%, 11/25/49 (A)	2,382	2,384

Vericrest Opportunity Loan Trust, Ser 2020-NPL5, Cl A1A
2.982%, 03/25/50 (A)	251	251

Verizon Owner Trust, Ser 2018-A, Cl A1A
3.230%, 04/20/23	5,596	5,683

Verizon Owner Trust, Ser 2019-A, Cl A1A
2.930%, 09/20/23	1,845	1,890

Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/24	4,838	4,962

VOLT LXXXIII, Ser 2019-NPL9, Cl A1A
3.327%, 11/26/49 (A)	938	940

VOLT LXXXV, Ser 2020-NPL1, Cl A1A
3.228%, 01/25/50 (A)	1,041	1,043

VOLT LXXXVII, Ser 2020-NPL3, Cl A1A
2.981%, 02/25/50 (A)	2,854	2,854

		29,721

Total Asset-Backed Securities (Cost $214,457) (000)		216,900

SOVEREIGN DEBT — 3.7%

1MDB Global Investments
4.400%, 03/09/23	3,400	3,403

Abu Dhabi Government International Bond
1.700%, 03/02/31 (A)	1,221	1,208
0.750%, 09/02/23 (A)	2,545	2,542

African Development Bank
3.000%, 09/20/23	100	108
2.125%, 11/16/22	50	52

Angolan Government International Bond
9.375%, 05/08/48 (A)	1,685	1,314
8.250%, 05/09/28 (A)	1,995	1,585

Argentine Republic Government International Bond
2.000%, 2.000%, 0 01/09/38 (F)	2,676	1,151
1.125%, 1.125%, 0 07/09/35 (F)	3,113	1,170
1.000%, 07/09/29	424	194
0.500%, 0.500%, 0 07/09/30 (F)	1,850	777

Armenia International Bond
7.150%, 03/26/25 (A)	2,055	2,229

Asian Development Bank
2.750%, 03/17/23	235	249
2.375%, 08/10/27	100	112
2.000%, 01/22/25	100	107

Description	Face Amount (000)	Value (000)
1.750%, 09/19/29	$100	$108
1.625%, 01/24/23	100	103
1.500%, 10/18/24	150	157
0.625%, 04/07/22	300	302
0.375%, 09/03/25	150	149
0.250%, 07/14/23	225	225

Asian Infrastructure Investment Bank
0.500%, 05/28/25	100	100
0.250%, 09/29/23	65	65

Banco Bilbao Vizcaya Argentaria
0.875%, 09/18/23	2,000	1,999

BAT Capital
3.734%, 09/25/40	30	30
2.726%, 03/25/31	50	50
2.259%, 03/25/28	25	25

BAT International Finance
1.668%, 03/25/26	1,804	1,810

Bermuda Government International Bond
3.375%, 08/20/50 (A)	580	596
2.375%, 08/20/30 (A)	210	212

Brookfield Finance
3.500%, 03/30/51	100	99

Canada Government International Bond
2.000%, 11/15/22	100	104
1.625%, 01/22/25	150	158

Chile Government International Bond
3.125%, 01/21/26	107	119
2.450%, 01/31/31	200	210

Colombia Government International Bond
5.000%, 06/15/45	200	233
4.000%, 02/26/24	200	213
3.875%, 04/25/27	2,134	2,303
3.125%, 04/15/31	200	205

Council of Europe Development Bank
2.625%, 02/13/23	30	32
2.500%, 02/27/24	60	64
1.375%, 02/27/25	50	52

Development Bank of Mongolia
7.250%, 10/23/23 (A)	1,360	1,421

Ecopetrol
6.875%, 04/29/30	200	239

Ecuador Government International Bond
5.000%, 5.000%, 0 07/31/30 (A) (F)	1,255	847
1.000%, 1.000%, 0 07/31/35 (A) (F)	2,940	1,624
0.500%, 0.500%, 0 07/31/40 (A) (F)	1,214	606
0.000%, 07/31/30 (A)	287	133

European Bank for Reconstruction & Development
2.750%, 03/07/23	100	106
0.500%, 05/19/25	100	100
0.250%, 07/10/23	100	100

European Investment Bank

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)
3.125%, 12/14/23	$150	$164
2.875%, 12/15/21	200	206
2.875%, 08/15/23	150	161
2.250%, 03/15/22	150	155
2.250%, 06/24/24	150	161
2.125%, 10/15/21	200	204
2.125%, 04/13/26	100	109
2.000%, 12/15/22	150	156
1.625%, 10/09/29	200	214
1.375%, 05/15/23	100	103
0.250%, 09/15/23	145	145

Export Development Canada
2.500%, 01/24/23	100	105
1.375%, 02/24/23	150	154

Export-Import Bank of Korea
2.875%, 01/21/25	200	217

Financiera de Desarrollo
4.750%, 07/15/25 (A)	507	569

Hungary Government International Bond
7.625%, 03/29/41	150	268

Indonesia Asahan Aluminium Persero
5.800%, 05/15/50 (A)	237	277

Indonesia Government International Bond
4.450%, 02/11/24	200	221
4.350%, 01/11/48	200	231

Inter-American Development Bank
3.125%, 09/18/28	150	178
2.375%, 07/07/27	100	111
2.125%, 01/15/25	125	134
2.000%, 07/23/26	150	162
1.750%, 04/14/22	150	154
1.750%, 09/14/22	100	103
0.875%, 04/03/25	150	153
0.625%, 07/15/25	100	101
0.500%, 05/24/23	300	302

International Bank for Reconstruction & Development
2.500%, 07/29/25	150	165
2.500%, 11/22/27	200	226
2.125%, 12/13/21	200	205
2.125%, 07/01/22	200	207
2.125%, 02/13/23	100	104
2.000%, 01/26/22	200	205
1.875%, 06/19/23	100	104
1.500%, 08/28/24	100	104
0.750%, 03/11/25	400	406
0.625%, 04/22/25	300	303

International Finance
2.875%, 07/31/23	95	102
2.000%, 10/24/22	50	52
1.375%, 10/16/24	90	94

Israel Government International Bond
3.875%, 07/03/50	200	240
3.150%, 06/30/23	200	214

Ivory Coast Government International Bond
6.125%, 06/15/33 (A)	1,260	1,177

Description	Face Amount (000)	Value (000)
5.750%, 12/31/32 (A)	$12	$11

Japan Bank for International Cooperation
3.375%, 10/31/23	200	218
2.500%, 06/01/22	200	207
2.500%, 05/23/24	250	268
2.375%, 04/20/26	200	219

Korea Development Bank
1.750%, 02/18/25	200	207

Korea Government International Bond
2.750%, 01/19/27	200	220

Kreditanstalt fuer Wiederaufbau
3.125%, 12/15/21	150	155
2.875%, 04/03/28	90	105
2.500%, 11/20/24	300	327
2.375%, 12/29/22	280	293
2.125%, 03/07/22	150	154
1.750%, 09/14/29	400	434
1.625%, 02/15/23	150	155
1.375%, 08/05/24	100	104
0.250%, 10/19/23	100	100

Landwirtschaftliche Rentenbank
3.125%, 11/14/23	150	163
2.500%, 11/15/27	150	169

Mexico Government International Bond
5.550%, 01/21/45	300	361
5.000%, 04/27/51	2,365	2,649
4.750%, 04/27/32	500	564
4.500%, 04/22/29	200	224
4.150%, 03/28/27	200	223

Mongolia Government International Bond
10.875%, 04/06/21 (A)	2,010	2,083
5.125%, 12/05/22 (A)	720	735
5.125%, 12/05/22	490	500

Nigeria Government International Bond
7.625%, 11/21/25 (A)	1,340	1,394

Nordic Investment Bank
0.375%, 05/19/23	200	201

Oesterreichische Kontrollbank
3.125%, 11/07/23	100	109
2.875%, 03/13/23	50	53
1.500%, 02/12/25	50	52

Panama Government International Bond
4.500%, 05/15/47	200	250
3.875%, 03/17/28	200	227
3.870%, 07/23/60	725	829
2.252%, 09/29/32	1,344	1,354

Peru Government Bond
5.350%, 08/12/40 (PEN)	3,680	1,011

Peruvian Government International Bond
7.350%, 07/21/25	100	128
5.625%, 11/18/50	150	239
2.392%, 01/23/26	1,582	1,659

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)

Philippine Government International Bond
5.500%, 03/30/26	$200	$247
3.700%, 02/02/42	300	348

Poland Government International Bond
4.000%, 01/22/24	125	139
3.000%, 03/17/23	150	159

Province of Alberta Canada
3.300%, 03/15/28	200	233
2.200%, 07/26/22	100	104

Province of British Columbia Canada
2.000%, 10/23/22	100	103

Province of New Brunswick Canada
3.625%, 02/24/28	100	117

Province of Ontario Canada
2.450%, 06/29/22	200	207
2.300%, 06/15/26	100	109
1.750%, 01/24/23	100	103
1.125%, 10/07/30	100	100
1.050%, 05/21/27	100	101

Province of Quebec Canada
2.875%, 10/16/24	100	109
2.625%, 02/13/23	200	211
1.500%, 02/11/25	150	156
0.600%, 07/23/25	50	50

Provincia de Cordoba
7.125%, 06/10/21 (A)	970	592

Qatar Government International Bond
4.400%, 04/16/50 (A)	492	633
3.400%, 04/16/25 (A)	3,037	3,328
2.375%, 06/02/21 (A)	451	456

Republic of Italy Government International Bond
2.875%, 10/17/29	200	207

Shell International Finance BV
3.250%, 04/06/50	50	53
2.750%, 04/06/30	40	44
0.375%, 09/15/23	100	100

Sri Lanka Government International Bond
7.850%, 03/14/29 (A)	1,280	883
6.850%, 11/03/25 (A)	1,205	844
6.200%, 05/11/27 (A)	2,815	1,900

Sumitomo Mitsui Financial Group
2.142%, 09/23/30	1,809	1,783

Svensk Exportkredit
0.250%, 09/29/23	200	199

TSMC Global
1.375%, 09/28/30 (A)	2,053	2,012

Ukraine Government AID Bonds
1.471%, 09/29/21	200	202

Ukraine Government International Bond
7.750%, 09/01/25 (A)	1,870	1,872
7.750%, 09/01/27 (A)	1,870	1,850
7.375%, 09/25/32 (A)	270	253
7.253%, 03/15/33 (A)	2,096	1,926

Description	Face Amount (000)	Value (000)

Uruguay Government International Bond
5.100%, 06/18/50	$2,101	$2,825
4.975%, 04/20/55	140	186
4.500%, 08/14/24	100	109
4.375%, 12/15/28 (UYU)	20,500	1,111
4.375%, 01/23/31	180	214
3.875%, 07/02/40 (UYU)	41,400	1,126

Venezuela Government International Bond
7.750%, 10/13/19 (C)	705	53
7.650%, 04/21/25 (C)	362	27
7.000%, 03/31/38 (C)	422	32

Total Sovereign Debt (Cost $87,561) (000)		85,996

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%

FFCB
2.070%, 01/13/26	100	100
2.000%, 02/04/26	100	100
1.690%, 08/20/35	100	99
1.150%, 08/12/30	100	100
0.900%, 08/19/27	100	100
0.680%, 08/04/25	100	100
0.420%, 10/16/23	100	100
0.375%, 04/08/22	300	301
0.200%, 07/13/22	200	200

FHLB
3.250%, 06/09/28 - 11/16/28	405	482
2.750%, 12/13/24	300	330
2.500%, 02/13/24	220	237
1.875%, 11/29/21	150	153
1.625%, 11/19/21	205	209
0.375%, 09/04/25	35	35

FHLMC
6.250%, 07/15/32	1,279	2,005
2.220%, 07/13/40	100	100
1.500%, 02/12/25	100	105
0.750%, 08/04/25	150	150
0.700%, 08/19/25	100	100
0.670%, 04/27/23	300	300
0.570%, 08/05/24	200	200
0.400%, 12/29/22	100	100
0.375%, 04/20/23 - 09/23/25	490	491
0.250%, 06/26/23 - 09/08/23	450	450

FNMA
6.625%, 11/15/30	250	384
2.625%, 09/06/24	1,399	1,529
2.250%, 04/12/22	2,590	2,674
2.125%, 04/24/26	200	218
1.875%, 09/24/26	200	217
1.750%, 07/02/24	200	211
1.625%, 10/15/24 - 01/07/25	2,604	2,744
1.375%, 09/06/22	350	358
0.875%, 08/05/30	100	99
0.700%, 07/30/25	200	200
0.625%, 04/22/25	85	86
0.500%, 06/17/25	100	100
0.375%, 08/25/25	95	95

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Face Amount (000)	Value (000)

Tennessee Valley Authority
5.250%, 09/15/39	$200	$308
2.875%, 02/01/27	250	284
0.750%, 05/15/25	2,555	2,602

Total U.S. Government Agency Obligations (Cost $17,682) (000)		18,756

MUNICIPAL BONDS — 0.6%

Bay Area, Toll Authority RB
6.263%, 04/01/49	200	341

California State GO
4.600%, 04/01/38	315	375
4.500%, 04/01/33	25	30
3.500%, 04/01/28	25	29
3.375%, 04/01/25	20	22

California State, Department of Water Resources, Power Supply Revenue RB
2.000%, 05/01/22	100	103

Chicago, O’Hare International Airport RB
4.572%, 01/01/54	150	191
4.472%, 01/01/49	50	63

City of San Francisco, Public Utilities Commission Water Revenue RB
3.303%, 11/01/39	100	108

Dallas/Fort Worth International Airport RB
2.994%, 11/01/38	100	104

Grand Parkway Transportation RB
3.236%, 10/01/52	30	31

Houston GO
3.961%, 03/01/47	150	186

Illinois State GO
5.100%, 06/01/33	2,355	2,380

Illinois State, Sales Tax Securitization RB
3.820%, 01/01/48	100	110

New Jersey State, Transportation Trust Fund Authority	RB
5.754%, 12/15/28	1,790	2,022
4.131%, 06/15/42	575	548
4.081%, 06/15/39	100	95

New York State, Dormitory Authority RB
4.946%, 08/01/48	100	113
3.190%, 02/15/43	3,075	3,348

Ohio State, Beverage System RB
2.833%, 01/01/38	10	11

Ohio State, Turnpike & Infrastructure Commission RB
3.216%, 02/15/48	150	158

Pennsylvania State, Commonwealth Financing Authority RB
3.864%, 06/01/38	150	173

Description	Face Amount (000)	Value (000)

Port Authority of New York & New Jersey RB
4.031%, 09/01/48	$150	$177
3.287%, 08/01/69	50	51
1.086%, 07/01/23	1,865	1,891

Rutgers, The State University of New Jersey RB
3.270%, 05/01/43	150	166

Texas State GO
3.211%, 04/01/44	50	54

Texas State, Permanent University Fund - Texas A&M University System RB
3.660%, 07/01/47	100	110

Texas State, Transportation Commission GO
2.562%, 04/01/42	40	41

Texas Transportation Commission
2.472%, 10/01/44	50	51

University of California RB
4.858%, 05/15/12	200	291
3.349%, 07/01/29	100	115

University of Texas, Taxable Financing System RB
3.354%, 08/15/47	250	299

Wisconsin State RB
3.154%, 05/01/27	200	225

		14,012

Total Municipal Bonds (Cost $13,169) (000)		14,012

COMMON STOCK — 0.0%

United States – 0.0%

Consumer Discretionary – 0.0%

Horizon Global*	1,760	10

Total Common Stock (Cost $8) (000)		10

PREFERRED STOCK — 0.0%
PES Energy(G)	26,609	–

Total Preferred Stock (Cost $239) (000)		–

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

Description	Shares	Value (000)
SHORT-TERM INVESTMENT — 4.9%

State Street Institutional Treasury Money Market Fund, Cl Premier, 0.020% (H)	113,649,524	$113,650

Total Short-Term Investment (Cost $113,650) (000)		113,650

Total Investments In Securities — 97.5% (Cost $2,178,636) (000)		$2,250,407

Percentages are based on net assets of $2,309,021 (000).

A list of the open forward foreign currency contracts held by the Fund at September 30, 2020 is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (depreciation)

HSBC	10/14/20	USD	1,196	INR	90,450	$ 30
HSBC	10/14/20	INR	90,450	USD	1,198	(28)
HSBC	10/15/20	USD	1,200	PHP	59,670	31
Barclays PLC	10/15/20	PHP	59,670	USD	1,203	(28)
HSBC	10/19/20	USD	1,211	CLP	951,000	—
HSBC	10/19/20	CLP	951,000	USD	1,229	17
HSBC	10/20/20	USD	956	MXN	21,600	19
HSBC	10/26/20	USD	1,205	PLN	4,774	30
HSBC	10/29/20	CNH	17,124	USD	2,512	(7)
HSBC	10/29/20	USD	2,431	CNH	17,124	88
HSBC	11/10/20	USD	357	RUB	26,380	(19)
Barclays PLC	11/10/20	RUB	276,460	USD	3,722	177
HSBC	11/10/20	RUB	26,380	USD	332	(6)
Barclays PLC	11/10/20	USD	3,485	RUB	276,460	60
Barclays PLC	11/19/20	THB	78,700	USD	2,499	15
Barclays PLC	11/19/20	USD	2,487	THB	78,700	(4)
Barclays PLC	11/24/20	USD	2,546	MYR	10,546	(12)
Barclays PLC	11/24/20	MYR	10,546	USD	2,512	(23)
HSBC	12/14/20	IDR	9,376,000	USD	626	1
HSBC	12/14/20	USD	625	IDR	9,376,000	—
Barclays PLC	12/14/20	IDR46,498,000		USD	3,107	6
Barclays PLC	12/14/20	USD	3,100	IDR46,498,000		1
HSBC	12/17/20	BRL	15,616	USD	2,939	164
HSBC	12/22/20	USD	3,345	ZAR	57,060	27
HSBC	12/22/20	ZAR	31,790	USD	1,854	(25)
HSBC	12/22/20	ZAR	25,270	USD	1,507	14
Barclays PLC	12/23/20	USD	2,402	PEN	8,634	(6)
Barclays PLC	12/23/20	PEN	8,634	USD	2,445	50
HSBC	03/22/21	USD	6,626	EUR	5,620	(10)
HSBC	03/22/21	EUR	2,557	USD	2,996	(14)
HSBC	03/22/21	EUR	3,646	USD	4,344	52

						$ 600

*	Non-income producing security.
(A)

Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at September 30, 2020 was $197,864 (000) and represents 9.4% of Net Assets.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Security in default on interest payments.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Unsettled bank loan. Interest rate not available.
(F)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(G)	There is currently no stated interest rate.
(H)	The rate reported is the 7-day effective yield as of September 30, 2020.

AID — Agency for International Development

ARS — Argentine Peso

BRL — Brazilian Real

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

DAC — Designated Activity Company

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

JSC — Joint Stock Company

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Sol

PHP — Philippine Peso

PLC — Public Limited Company

PLN — Polish Zloty

RB — Revenue Bond

RUB — Russian Ruble

Ser — Series

TBA — To Be Announced

THB — Thai Baht

USD — U.S. Dollar

UYU — Uruguayan Peso

VAR — Variable Rate

ZAR — South African Rand

KP Fixed Income Fund

Schedule of Investments

September 30, 2020 (unaudited)

The following is a list of the level of inputs used as of September 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Corporate Obligations	$—	$596,819	$—	$596,819
Mortgage- Backed Securities	—	526,727	—	526,727
U.S. Treasury Obligations	24,959	435,458	—	460,417
Loan Participations	—	216,217	903	217,120
Asset-Backed Securities	—	216,900	—	216,900
Sovereign Debt	—	85,996	—	85,996
U.S. Government Agency Obligations	—	18,756	—	18,756
Municipal Bonds	—	14,012	—	14,012
Common Stock	10	—	—	10
Preferred Stock	—	—	—	—
Short-Term Investment	113,650	—	—	113,650

Total Investments in Securities	$138,619	$2,110,885	$903	$2,250,407

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$–	$782	$–	$782
Unrealized Depreciation	–	(182)	–	(182)

Total Other Financial Instruments	$–	$600	$–	$600

^

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Forward foreign currency contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

For the period ended September 30, 2020, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

KPF-QH-004-1200